XX

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                                                                               .

                NYLIAC CORPEXEC VUL UNAUDITED SEMI-ANNUAL REPORT

                                 JUNE 30, 2007

                       TABLE OF CONTENTS - VOLUME 1 OF 3

Message from New York Life Insurance and Annuity
  Corporation...............................................       3
Performance Summaries.......................................       6

NYLIAC Corporate Sponsored Variable Universal Life Separate
  Account - I
Statement of Assets and Liabilities.........................      16
Statement of Operations.....................................      32
Statement of Changes in Net Assets..........................      40
Notes to Financial Statements...............................      54

The Semi-Annual Report for the MainStay VP Series Fund, Inc.
  Balanced Portfolio - Initial Class*
  Bond Portfolio - Initial Class
  Capital Appreciation Portfolio - Initial Class
  Cash Management Portfolio
  Common Stock Portfolio - Initial Class
  Conservative Allocation Portfolio - Initial Class*
  Convertible Portfolio - Initial Class
  Developing Growth Portfolio - Initial Class*
  Floating Rate Portfolio - Initial Class
  Government Portfolio - Initial Class
  Growth Allocation Portfolio - Initial Class*
  High Yield Corporate Bond Portfolio - Initial Class
  ICAP Select Equity Portfolio - Initial Class+
  Income & Growth Portfolio - Initial Class+
  International Equity Portfolio - Initial Class
  Large Cap Growth Portfolio - Initial Class+
  Mid Cap Core Portfolio - Initial Class
  Mid Cap Growth Portfolio - Initial Class
  Mid Cap Value Portfolio - Initial Class
  Moderate Allocation Portfolio - Initial Class*
  Moderate Growth Allocation Portfolio - Initial Class*
  S&P 500 Index Portfolio - Initial Class
  Small Cap Growth Portfolio - Initial Class
  Total Return Portfolio - Initial Class*
  Value Portfolio - Initial Class

*The MainStay VP Balanced Portfolio - Initial Class,
 Conservative Allocation Portfolio - Initial Class,
 Developing Growth Portfolio - Initial Class, Growth
 Allocation Portfolio - Initial Class, Moderate Allocation
 Portfolio - Initial Class, Moderate Growth Allocation
 Portfolio - Initial Class and Total Return Portfolio -
 Initial Class are not available under the CorpExec VUL policy.

 +Effective August 15, 2006, the MainStay VP ICAP Select
  Equity Portfolio - Initial Class, Income & Growth
  Portfolio - Initial Class and Large Cap Growth - Initial
  Class portfolios were closed to new purchases (including new premiums and any type of transfer).
                 TABLE OF CONTENTS - VOLUME 2 OF 3
  The Annual Reports for the Portfolios listed below:
  AIM V.I. Global Real Estate Fund - Series I Shares
  AIM V.I. International Growth Fund - Series I Shares
  Alger American Leveraged AllCap Portfolio - Class O
  Shares+
  Alger American Small Capitalization Portfolio - Class O
  Shares
  AllianceBernstein VPS International Value
  Portfolio - Class A Shares
  AllianceBernstein VPS Small/MidCap Value Portfolio - Class
  A Shares
  American Century(R) VP Value - Class II
  American Funds Asset Allocation Fund - Class 2 Shares
  American Funds Global Small Capitalization Fund - Class 2
  Shares
  American Funds Growth Fund - Class 2 Shares
  American Funds Growth - Income Fund - Class 2 Shares
  American Funds International Fund - Class 2 Shares
  CVS Calvert Social Balanced Portfolio+
  Davis Value Portfolio
  Delaware VIP International Value Equity Series - Standard
  Class
  Dreyfus IP Technology Growth - Initial Shares
  Dreyfus VIF Developing Leaders - Initial Shares

  DWS Dremen Small Mid Cap Value VIP - Class A Shares
  DWS Global Opportunities VIP - Class A Shares
  DWS Small Cap Index VIP - Class A Shares
  Fidelity(R) VIP Contrafund(R) - Initial Class
  Fidelity(R) VIP Equity-Income - Initial Class
  Fidelity(R) VIP 2010 - Initial Class
  Fidelity(R) VIP 2020 - Initial Class
  Fidelity(R) VIP 2030 - Initial Class
  Fidelity(R) VIP Growth - Initial Class
  Fidelity(R) VIP Index 500 - Initial Class
  Fidelity(R) VIP Investment Grade Bond - Initial Class
  Fidelity(R) VIP Mid-Cap - Initial Class
  Fidelity(R) VIP Overseas - Initial Class
  Fidelity(R) VIP Value Leaders - Initial Class
  Fidelity(R) VIP Value Strategies - Service Class 2
                 TABLE OF CONTENTS - VOLUME 3 OF 3
  Janus Aspen Series Balanced - Institutional Shares
  Janus Aspen Series Forty - Institutional Shares
  Janus Aspen Series Mid Cap Growth - Institutional Shares
  Janus Aspen Series Worldwide Growth - Institutional Shares
  Lazard Retirement International Equity Portfolio
  Lord Abbett Series Fund Mid-Cap Value Portfolio
  LVIP Baron Growth Opportunities Fund - Service Class
  (formerly known as Baron Capital Asset - Insurance
    Shares)
  MFS(R) New Discovery Series - Initial Class+
  MFS(R) Utilities Series - Initial Class
  Morgan Stanley UIF Emerging Markets Debt - Class I
  Morgan Stanley UIF Emerging Markets Equity - Class I
  Morgan Stanley UIF U.S. Real Estate - Class I
  Neuberger Berman AMT Partners Portfolio - I Class Shares
  Oppenheimer Capital Appreciation Fund/VA - Non-Service
  Shares
  PIMCO Long-Term U.S. Government Portfolio - Administrative
  Class Shares
  PIMCO Low Duration Portfolio - Administrative Class Shares
  PIMCO Real Return Portfolio - Administrative Class Shares
  PIMCO Total Return Portfolio - Administrative Class Shares
  Royce Micro-Cap Portfolio - Investment Class
  Royce Small-Cap Portfolio - Investment Class
  T. Rowe Price Blue Chip Growth Portfolio
  T. Rowe Price Equity Income Portfolio
  T. Rowe Price Equity Index 500 Portfolio
  T. Rowe Price International Stock Portfolio
  T. Rowe Price Limited - Term Bond Portfolio
  T. Rowe Price New America Growth Portfolio
  T. Rowe Price Personal Strategy Balanced Portfolio
  Van Eck Worldwide Absolute Return Fund - Initial Class
  Shares
  Van Eck Worldwide Bond Fund - Initial Class Shares

+Effective August 15, 2006, the Alger American Leveraged
 AllCap - Class O Shares, CVS Calvert Social Balanced
 Portfolio and MFS(R) New Discovery Series - Initial Class portfolios were closed to new purchases (including new premiums and any type of transfer).

Supplements to May 2007 Product and Fund Prospectuses

MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
--------------------------------------------------------------------------------

Dear Policyowners:

We're pleased to present the June 30, 2007 Semi-Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of their portfolio's performance.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

August 2007

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR
CORPEXEC VUL II
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007

     For more information, you should refer to your product and fund prospectuses or visit www.newyorklife.com. Policyowners are asked to consider the investment objectives, risks, charges and expenses of the investment carefully before investing. Both the product prospectus and the underlying fund prospectuses contain this and other information about the product and underlying investment options. Please read the prospectus carefully before investing.

     The Investment Divisions offered through the CorpExec Variable Universal Life Series are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

     The investment returns and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the premium payments. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested.

     The advisers to some of the Portfolios have assumed or reduced some of their Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total returns for their Portfolios would have been lower.

     The returns should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Investment Division invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Rates of return are not representative of actual returns you would receive under the policy. Actual returns may be more or less than those shown and will depend on a number of factors, including the investment allocations by a Policyowner and the different investment rates of return for the Investment Divisions. The portfolio inception dates vary, as shown by the dates below. CorpExec VUL II was first offered for sale in 12/2001. This performance summary assumes the CorpExec II portfolios were available from the inception dates shown.

(1) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses as if the policy had been available during the periods shown.

(2) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER UNIT, IT IS POSSIBLE TO LOSE MONEY.

(3) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth Portfolio with and into the MainStay VP ICAP Select Portfolio on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

(4) MainStay VP S&P 500 Index Portfolio--The S&P 500 Index(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an index.

(5) New allocations and transfers to the Alger American Small Capitalization Portfolio -- Class O Shares Investment Division will not be accepted from policyowners who were not invested in this Investment Division as of June 1, 2007.

(6) Strategic Advisers(R), Inc., the investment adviser for this portfolio, has contractually agreed to waive its management fee.

(7) Management Net Portfolio Expenses as determined by the fund family.

This product is not available in all states.

           ISSUED BY: NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                     51 MADISON AVENUE, NEW YORK, NY 10010
                    DISTRIBUTED BY: NYLIFE DISTRIBUTORS LLC
                                MEMBER NASD/SIPC

   (NOT VALID WITHOUT THE AVERAGE ANNUAL RETURNS OF EACH INVESTMENT DIVISION)

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CORPEXEC VUL II

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007

The chart below shows the Average Annual Total Returns of each Investment Division of the Separate Account based on the actual performance of the Separate Account's underlying Portfolios for the periods shown. These performance figures reflect all Investment Division level charges; that is, all Portfolio investment management fees and direct operating expenses (shown below), as well as the mortality and expense risk charge deducted from the Separate Account, and the current $5.00 monthly contract charge. The current annual mortality and expense risk charge is 0.25% of the average daily net asset value of each Investment Division's assets. These returns do not reflect policy fees or charges, including the cost of insurance, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN BELOW ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                              PORTFOLIO  YEAR                                              SINCE
                                                              INCEPTION   TO                                             PORTFOLIO
INVESTMENT DIVISION                                            DATE(1)   DATE    1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
MainStay VP Series Funds, Inc.:
 Bond -- Initial Class                                          1/23/84   0.73%   5.88%     3.54%     4.37%     5.47%       7.79%
 Capital Appreciation -- Initial Class                          1/29/93  10.94%  16.55%     8.64%     6.78%     3.72%       7.85%
 Cash Management (Current 7-day yield as of June 30, 2007 is
   4.82%)(2)                                                    1/29/93   2.24%   4.52%     3.13%     2.03%     3.15%       3.40%
 Common Stock -- Initial Class                                  1/23/84   7.36%  21.18%    12.89%    10.01%     7.29%      10.65%
 Convertible -- Initial Class                                   10/1/96   8.88%  15.74%    10.19%     9.82%     8.29%       8.63%
 Floating Rate -- Initial Class                                  5/2/05   2.97%   6.38%       NA        NA        NA        4.82%
 Government -- Initial Class                                    1/29/93   0.49%   4.91%     3.17%     3.32%     5.04%       5.07%
 High Yield Corporate Bond -- Initial Class                      5/1/95   2.51%  10.99%     8.77%    12.77%     8.04%       9.33%
 ICAP Select Equity -- Initial Class(3)                          5/1/98   9.43%  24.04%    13.87%    10.93%      N/A        5.52%
 Income & Growth -- Initial Class                                5/1/98   7.65%  22.31%    11.97%    11.02%       NA        5.02%
 International Equity -- Initial Class                           5/1/95   6.52%  25.97%    19.50%    15.26%     8.41%       9.18%
 Large Cap Growth -- Initial Class                               5/1/98  10.46%  18.35%     7.68%     5.75%       NA        5.08%
 Mid Cap Core -- Initial Class                                   7/2/01  11.78%  21.90%    19.24%    16.40%       NA       12.05%
 Mid Cap Growth -- Initial Class                                 7/2/01  15.93%  18.40%    19.70%    14.64%       NA        9.10%
 Mid Cap Value -- Initial Class                                  7/2/01  10.18%  19.65%    13.30%    11.06%       NA        8.90%
 S&P 500 Index -- Initial Class(4)                              1/29/93   6.57%  19.72%    10.97%    10.02%     6.45%      10.20%
 Small Cap Growth -- Initial Class                               7/2/01   5.86%   5.80%     7.49%     8.41%       NA        3.79%
 Value -- Initial Class                                          5/1/95   7.62%  20.17%    12.95%     9.80%     6.71%       9.58%
AIM V.I. Global Real Estate Fund -- Series I Shares              4/1/98  -1.16%  23.51%    26.57%    22.94%       NA       14.10%
AIM V.I. International Growth Fund -- Series I Shares            5/5/93  12.74%  32.46%    25.39%    17.60%     7.92%      10.06%
Alger American Leveraged All Cap Portfolio -- Class O Shares    1/25/95  14.85%  32.64%    16.58%    13.17%    10.62%      15.49%
Alger American Small Capitalization Portfolio -- Class O
 Shares(5)                                                      9/21/88  12.49%  22.64%    18.95%    17.25%     5.79%      11.60%
AllianceBernstein VPS International Value Portfolio -- Class
 A Shares                                                       5/10/01  10.27%  30.76%    28.44%    22.40%      N/A       19.27%
AllianceBernstein VPS Small/Mid Cap Value Portfolio -- Class
 A Shares                                                        5/2/01  13.56%  21.19%    15.23%    15.32%      N/A       15.30%
American Century VP Value -- Class II                           8/14/01   6.17%  21.89%    11.99%    11.61%       NA        9.61%
American Funds Asset Allocation Fund -- Class 2 Shares          4/30/97   7.57%  16.74%    12.33%     9.74%     7.42%       8.00%
American Funds Global Small Capitalization Fund -- Class 2
 Shares                                                         4/30/98  20.75%  36.73%    28.45%    23.48%       NA       15.97%
American Funds Growth Fund -- Class 2 Shares                    4/30/97  10.39%  18.56%    14.65%    14.35%    12.75%      13.59%
American Funds Growth-Income Fund -- Class 2 Shares             4/30/97   7.87%  19.32%    11.40%    10.92%     9.16%      10.01%
American Funds International Fund -- Class 2 Shares             4/30/97  12.41%  26.14%    22.46%    17.61%    10.24%      11.23%
CVS Calvert Social Balanced Portfolio                            9/2/86   3.26%  11.76%     7.46%     7.53%     5.21%       8.65%
Davis Value Portfolio                                            7/1/99   6.94%  18.84%    12.77%    12.42%       NA        6.10%
Delaware VIP International Value Equity Series -- Standard
 Class                                                         10/29/92  11.33%  28.28%    21.66%    17.88%     9.41%      10.78%
Dreyfus IP Technology Growth -- Initial Shares                  8/31/99   7.01%  14.84%     5.68%     7.94%       NA       -3.01%
Dreyfus VIF Developing Leaders Portfolio -- Initial Shares      8/31/90   3.68%   9.29%     6.32%     6.45%     5.96%      20.57%
----------------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(7)
MainStay VP Series Funds, Inc.:
 Bond -- Initial Class                                            0.52
 Capital Appreciation -- Initial Class                            0.62
 Cash Management (Current 7-day yield as of June 30, 2007 is
   4.82%)(2)                                                      0.52
 Common Stock -- Initial Class                                    0.52
 Convertible -- Initial Class                                     0.64
 Floating Rate -- Initial Class                                   0.70
 Government -- Initial Class                                      0.57
 High Yield Corporate Bond -- Initial Class                       0.56
 ICAP Select Equity -- Initial Class(3)                           0.96
 Income & Growth -- Initial Class                                 0.90
 International Equity -- Initial Class                            0.92
 Large Cap Growth -- Initial Class                                0.85
 Mid Cap Core -- Initial Class                                    0.94
 Mid Cap Growth -- Initial Class                                  0.82
 Mid Cap Value -- Initial Class                                   0.78
 S&P 500 Index -- Initial Class(4)                                0.35
 Small Cap Growth -- Initial Class                                0.98
 Value -- Initial Class                                           0.63
AIM V.I. Global Real Estate Fund -- Series I Shares               1.16
AIM V.I. International Growth Fund -- Series I Shares             1.11
Alger American Leveraged All Cap Portfolio -- Class O Shares      0.97
Alger American Small Capitalization Portfolio -- Class O
 Shares(5)                                                        0.93
AllianceBernstein VPS International Value Portfolio -- Class
 A Shares                                                         0.85
AllianceBernstein VPS Small/Mid Cap Value Portfolio -- Class
 A Shares                                                         0.86
American Century VP Value -- Class II                             1.08
American Funds Asset Allocation Fund -- Class 2 Shares            0.55
American Funds Global Small Capitalization Fund -- Class 2
 Shares                                                           0.94
American Funds Growth Fund -- Class 2 Shares                      0.56
American Funds Growth-Income Fund -- Class 2 Shares               0.50
American Funds International Fund -- Class 2 Shares               0.74
CVS Calvert Social Balanced Portfolio                             0.91
Davis Value Portfolio                                             0.81
Delaware VIP International Value Equity Series -- Standard
 Class                                                            1.00
Dreyfus IP Technology Growth -- Initial Shares                    0.86
Dreyfus VIF Developing Leaders Portfolio -- Initial Shares        0.79
-------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

                                                              PORTFOLIO  YEAR                                      SINCE
                                                              INCEPTION   TO       1       3       5      10     PORTFOLIO
INVESTMENT DIVISION                                            DATE(1)   DATE    YEAR    YEARS   YEARS   YEARS   INCEPTION
DWS Dreman Small Mid Cap Value VIP -- Class A Shares             5/1/96  10.59%  22.16%  19.95%  17.34%  10.78%    11.05%
DWS Global Opportunities VIP -- Class A Shares                   5/1/96   8.93%  24.48%  22.19%  19.83%  12.15%    12.26%
DWS Small Cap Index VIP -- Class A Shares                       8/22/97   6.04%  15.44%  12.45%  12.97%     NA      7.70%
Fidelity(R) VIP Contrafund(R) -- Initial Class                   1/3/95   8.78%  16.59%  15.21%  13.63%  10.51%    13.91%
Fidelity(R) VIP Equity Income -- Initial Class                  10/9/86   8.48%  23.80%  13.80%  11.79%   8.03%    11.10%
Fidelity(R) VIP Freedom 2010 -- Initial Class(6)                4/26/05   5.88%  14.06%     NA      NA      NA     10.87%
Fidelity(R) VIP Freedom 2020 -- Initial Class(6)                4/26/05   7.68%  17.26%     NA      NA      NA     14.14%
Fidelity(R) VIP Freedom 2030 -- Initial Class(6)                4/26/05   9.14%  19.70%     NA      NA      NA     16.38%
Fidelity(R) VIP Growth -- Initial Class                         10/9/86  12.34%  19.81%   8.63%   8.23%   6.02%    10.60%
Fidelity(R) VIP Index 500 -- Initial Class                      8/27/92   6.71%  20.04%  11.15%  10.15%   6.51%    10.51%
Fidelity(R) VIP Investment Grade Bond -- Initial Class          12/6/88   0.40%   5.25%   3.46%   4.35%   5.62%     6.56%
Fidelity(R) VIP Mid-Cap -- Initial Class                       12/28/98  12.18%  18.19%  20.36%  18.40%     NA     19.37%
Fidelity(R) VIP Overseas -- Initial Class                       1/28/87  12.80%  26.12%  20.92%  15.74%   6.93%     7.82%
Fidelity(R) VIP Value Leaders -- Initial Class                  6/17/03   9.14%  21.95%  14.75%    N/A     N/A     15.22%
Fidelity(R) VIP Value Strategies -- Service Class 2             2/20/02  15.11%  28.73%  13.52%  15.57%     NA     12.89%
Janus Aspen Series Balanced -- Institutional Shares             9/13/93   6.12%  15.29%  10.21%   8.33%   9.35%    11.04%
Janus Aspen Series Forty -- Institutional Shares                 7/1/95  10.51%  21.71%  14.68%  11.60%     NA     12.75%
Janus Aspen Series Mid Cap Growth -- Institutional Shares       9/13/93  12.65%  24.53%  16.61%  15.53%   8.39%    11.11%
Janus Aspen Series Worldwide Growth -- Institutional Shares     9/13/93  10.51%  31.57%  14.83%   9.09%   6.51%    11.30%
Lazard Retirement International Equity Portfolio                 9/1/98   6.79%  20.03%  17.85%  13.17%     NA      6.45%
Lord Abbett Mid-Cap Value Portfolio                             9/15/99  11.09%  23.63%  14.92%  13.27%     NA     15.04%
LVIP Baron Growth Opportunities Fund -- Service Class
  (formerly known as Baron Capital Asset -- Insurance
  Series)                                                       10/1/98   6.44%  14.31%  13.11%  12.12%     NA     15.02%
MFS(R) Investors Trust Series -- Initial Class                  10/9/95   7.29%  20.23%  11.97%   9.38%   4.99%     8.24%
MFS(R) New Discovery Series -- Initial Class                     5/1/98   9.22%  21.27%  10.87%   9.00%     NA      8.00%
MFS(R) Utilities Series -- Initial Class                         1/3/95  18.63%  43.33%  30.31%  25.04%  13.51%    15.78%
Morgan Stanley UIF Emerging Markets Debt -- Class 1             6/16/97   2.61%  15.02%  12.87%  14.01%     NA      8.01%
Morgan Stanley UIF Emerging Markets Equity -- Class 1           10/1/96  16.98%  47.98%  39.19%  28.15%   9.13%    10.31%
Morgan Stanley UIF U.S. Real Estate -- Class I                   3/3/97  -3.48%  15.87%  25.28%  20.91%  14.79%    14.69%
Neuberger Berman AMT Partners Portfolio -- I Class Shares       3/22/94   8.68%  20.86%  17.22%  13.88%   7.72%    11.33%
PIMCO Long-Term U.S. Government Portfolio -- Administrative
  Class Shares                                                  4/30/99  -2.32%   3.96%   3.38%   4.89%     NA      6.12%
PIMCO Low Duration Portfolio -- Administrative Class Shares     2/16/99   1.40%   4.53%   2.29%   2.48%     NA      3.79%
PIMCO Real Return Portfolio -- Administrative Class Shares      9/30/99   0.67%   2.54%   2.96%   5.75%     NA      7.55%
PIMCO Total Return Portfolio -- Administrative Class Shares    12/31/97   0.19%   4.63%   3.33%   4.04%     NA      5.06%
Royce Micro-Cap Portfolio -- Investment Class                  12/27/96   9.10%  18.38%  16.24%  15.21%  17.54%    17.06%
Royce Small-Cap Portfolio -- Investment Class                  12/27/96  10.39%  21.67%  15.80%  14.48%  15.11%    15.53%
T. Rowe Price Blue Chip Growth Portfolio                       12/29/00   8.54%  20.19%   9.75%   9.69%     NA      1.92%
T. Rowe Price Equity Income Portfolio                           3/31/94   7.87%  21.93%  13.31%  11.29%   8.93%    12.22%
T. Rowe Price Equity Index 500 Portfolio                       12/29/00   6.59%  19.61%  10.96%  10.07%     NA      3.18%
T. Rowe Price International Stock Portfolio                     3/31/94   8.15%  24.02%  18.40%  13.19%   4.79%     6.44%
T. Rowe Price Limited-Term Bond Portfolio                       5/13/94   1.77%   4.95%   2.61%   2.96%   4.43%     4.67%
T. Rowe Price New America Growth Portfolio                      3/31/94   8.95%  18.41%   8.52%  10.18%   4.02%     8.44%
T. Rowe Price Personal Strategy Balanced Portfolio             12/30/94   6.60%  16.55%  11.10%  10.86%   8.13%    10.50%
Van Eck Worldwide Absolute Return Fund -- Initial Class
  Shares                                                         5/1/03   7.84%  11.85%   5.53%     NA      NA      3.57%
Van Eck Worldwide Bond Fund -- Initial Class Shares              9/1/89   0.74%   4.92%   4.73%   7.90%   5.04%     5.35%
--------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(7)
DWS Dreman Small Mid Cap Value VIP -- Class A Shares              0.77
DWS Global Opportunities VIP -- Class A Shares                    1.12
DWS Small Cap Index VIP -- Class A Shares                         0.50
Fidelity(R) VIP Contrafund(R) -- Initial Class                    0.65
Fidelity(R) VIP Equity Income -- Initial Class                    0.56
Fidelity(R) VIP Freedom 2010 -- Initial Class(6)                  0.57
Fidelity(R) VIP Freedom 2020 -- Initial Class(6)                  0.64
Fidelity(R) VIP Freedom 2030 -- Initial Class(6)                  0.68
Fidelity(R) VIP Growth -- Initial Class                           0.67
Fidelity(R) VIP Index 500 -- Initial Class                        0.10
Fidelity(R) VIP Investment Grade Bond -- Initial Class            0.44
Fidelity(R) VIP Mid-Cap -- Initial Class                          0.66
Fidelity(R) VIP Overseas -- Initial Class                         0.81
Fidelity(R) VIP Value Leaders -- Initial Class                    0.83
Fidelity(R) VIP Value Strategies -- Service Class 2               0.97
Janus Aspen Series Balanced -- Institutional Shares               0.58
Janus Aspen Series Forty -- Institutional Shares                  0.70
Janus Aspen Series Mid Cap Growth -- Institutional Shares         0.70
Janus Aspen Series Worldwide Growth -- Institutional Shares       0.64
Lazard Retirement International Equity Portfolio                  1.19
Lord Abbett Mid-Cap Value Portfolio                               1.12
LVIP Baron Growth Opportunities Fund -- Service Class
  (formerly known as Baron Capital Asset -- Insurance
  Series)                                                         1.29
MFS(R) Investors Trust Series -- Initial Class                    1.00
MFS(R) New Discovery Series -- Initial Class                      0.86
MFS(R) Utilities Series -- Initial Class                          1.10
Morgan Stanley UIF Emerging Markets Debt -- Class 1               1.60
Morgan Stanley UIF Emerging Markets Equity -- Class 1             1.01
Morgan Stanley UIF U.S. Real Estate -- Class I                    0.91
Neuberger Berman AMT Partners Portfolio -- I Class Shares         0.63
PIMCO Long-Term U.S. Government Portfolio -- Administrative
  Class Shares                                                    0.65
PIMCO Low Duration Portfolio -- Administrative Class Shares       0.65
PIMCO Real Return Portfolio -- Administrative Class Shares        0.65
PIMCO Total Return Portfolio -- Administrative Class Shares       1.31
Royce Micro-Cap Portfolio -- Investment Class                     1.08
Royce Small-Cap Portfolio -- Investment Class                     0.85
T. Rowe Price Blue Chip Growth Portfolio                          0.85
T. Rowe Price Equity Income Portfolio                             0.40
T. Rowe Price Equity Index 500 Portfolio                          1.05
T. Rowe Price International Stock Portfolio                       0.70
T. Rowe Price Limited-Term Bond Portfolio                         0.85
T. Rowe Price New America Growth Portfolio                        0.88
T. Rowe Price Personal Strategy Balanced Portfolio                2.48
Van Eck Worldwide Absolute Return Fund -- Initial Class
  Shares                                                          1.10
Van Eck Worldwide Bond Fund -- Initial Class Shares               1.28
-------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM.

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CORPEXEC VUL II

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007

The chart below shows the Average Annual Total Returns of each Portfolio for the periods shown. No policyowner can invest directly in the Portfolios. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. They do not reflect mortality and expense risk charges, cost of insurance charges, monthly contract charges, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. Consequently, the returns shown below are greater than actual returns that would have been received under the policy during the periods shown. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                              PORTFOLIO  YEAR                                      SINCE
                                                              INCEPTION   TO       1       3       5      10     PORTFOLIO
INVESTMENT DIVISION                                            DATE(1)   DATE    YEAR    YEARS   YEARS   YEARS   INCEPTION
MainStay VP Series Funds, Inc.:
 Bond -- Initial Class                                          1/23/84   0.91%   6.28%   3.92%   4.76%   5.86%     8.19%
 Capital Appreciation -- Initial Class                          1/29/93  11.14%  16.98%   9.04%   7.17%   4.11%     8.25%
 Cash Management (Current 7-day yield as of June 30, 2007 is
   4.82%)(2)                                                    1/29/93   2.43%   4.91%   3.51%   2.40%   3.53%     3.79%
 Common Stock -- Initial Class                                  1/23/84   7.56%  21.63%  13.31%  10.42%   7.69%    11.06%
 Convertible -- Initial Class                                   10/1/96   9.08%  16.17%  10.59%  10.23%   8.69%     9.04%
 Floating Rate -- Initial Class                                  5/2/05   3.16%   6.77%     NA      NA      NA      5.21%
 Government -- Initial Class                                    1/29/93   0.67%   5.30%   3.55%   3.70%   5.43%     5.46%
 High Yield Corporate Bond -- Initial Class                      5/1/95   2.70%  11.40%   9.17%  13.18%   8.44%     9.73%
 ICAP Select Equity -- Initial Class(3)                          5/1/98   9.63%  24.50%  14.30%  11.34%    N/A      5.91%
 Income & Growth -- Initial Class                                5/1/98   7.85%  22.76%  12.38%  11.44%     NA      5.41%
 International Equity -- Initial Class                           5/1/95   6.72%  26.44%  19.95%  15.69%   8.81%     9.58%
 Large Cap Growth -- Initial Class                               5/1/98  10.67%  18.79%   8.08%   6.14%     NA      5.47%
 Mid Cap Core -- Initial Class                                   7/2/01  11.99%  22.35%  19.68%  16.84%     NA     12.47%
 Mid Cap Growth -- Initial Class                                 7/2/01  16.15%  18.84%  20.14%  15.06%     NA      9.50%
 Mid Cap Value -- Initial Class                                  6/1/98  10.38%  20.09%  13.72%  11.47%     NA      9.30%
 S&P 500 Index -- Initial Class(4)                              1/29/93   6.77%  20.17%  11.38%  10.43%   6.85%    10.60%
 Small Cap Growth -- Initial Class                               7/2/01   6.05%   6.19%   7.89%   8.81%     NA      4.17%
 Value -- Initial Class                                          5/1/95   7.82%  20.62%  13.37%  10.21%   7.10%     9.98%
A.I.M. V.I. Global Real Estate Fund -- Series I Shares           4/1/98  -0.97%  23.96%  27.04%  23.39%     NA     14.53%
AIM V.I. International Growth Fund -- Series I Shares            5/5/93  12.95%  32.96%  25.86%  18.04%   8.32%    10.46%
Alger American Leveraged All Cap Portfolio -- Class O Shares    1/25/95  15.00%  33.13%  17.02%  13.58%  11.03%    15.92%
Alger American Small Capitalization Portfolio -- Class O
 Shares(5)                                                      9/21/88  12.70%  23.10%  19.39%  17.68%   6.18%    12.02%
AllianceBernstein VPS International Value Portfolio -- Class
 A Shares                                                       5/10/01  10.47%  31.24%  28.91%  22.85%    N/A     19.71%
AllianceBernstein VPS Small/Mid Cap Value Portfolio -- Class
 A Shares                                                        5/2/01  13.77%  21.64%  15.66%  15.75%    N/A     15.73%
American Century VP Value -- Class II                           8/14/01   6.37%  22.35%  12.41%  12.02%     NA     10.02%
American Funds Asset Allocation Fund -- Class 2 Shares          4/30/97   7.77%  17.17%  12.74%  10.15%   7.82%     8.40%
American Funds Global Small Capitalization Fund -- Class 2
 Shares                                                         4/30/98  20.98%  37.24%  28.93%  23.94%     NA     16.40%
American Funds Growth Fund -- Class 2 Shares                    4/30/97  10.60%  19.00%  15.07%  14.77%  13.17%    14.01%
American Funds Growth-Income Fund -- Class 2 Shares             4/30/97   8.07%  19.76%  11.81%  11.33%   9.56%    10.41%
American Funds International Fund -- Class 2 Shares             4/30/97  12.62%  26.61%  22.91%  18.05%  10.64%    11.64%
CVS Calvert Social Balanced Portfolio                            9/2/86   3.45%  12.18%   7.86%   7.93%   5.60%     9.05%
Davis Value Portfolio                                            7/1/99   7.13%  19.28%  13.19%  12.84%     NA      6.50%
Delaware VIP International Value Equity Series -- Standard
 Class                                                         10/29/92  11.54%  28.76%  22.11%  18.32%   9.81%    11.19%
Dreyfus IP Technology Growth -- Initial Shares                  8/31/99   7.20%  15.26%   6.07%   8.34%     NA     -2.65%
Dreyfus VIF Developing Leaders Portfolio -- Initial Shares      8/31/90   3.87%   9.69%   6.71%   6.85%   6.35%    21.02%
--------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(7)
MainStay VP Series Funds, Inc.:
 Bond -- Initial Class                                             0.52
 Capital Appreciation -- Initial Class                             0.62
 Cash Management (Current 7-day yield as of June 30, 2007 is
   4.82%)(2)                                                       0.52
 Common Stock -- Initial Class                                     0.52
 Convertible -- Initial Class                                      0.64
 Floating Rate -- Initial Class                                    0.70
 Government -- Initial Class                                       0.57
 High Yield Corporate Bond -- Initial Class                        0.56
 ICAP Select Equity -- Initial Class(3)                            0.96
 Income & Growth -- Initial Class                                  0.90
 International Equity -- Initial Class                             0.92
 Large Cap Growth -- Initial Class                                 0.85
 Mid Cap Core -- Initial Class                                     0.94
 Mid Cap Growth -- Initial Class                                   0.82
 Mid Cap Value -- Initial Class                                    0.78
 S&P 500 Index -- Initial Class(4)                                 0.35
 Small Cap Growth -- Initial Class                                 0.98
 Value -- Initial Class                                            0.63
A.I.M. V.I. Global Real Estate Fund -- Series I Shares             1.16
AIM V.I. International Growth Fund -- Series I Shares              1.11
Alger American Leveraged All Cap Portfolio -- Class O Shares       0.97
Alger American Small Capitalization Portfolio -- Class O
 Shares(5)                                                         0.93
AllianceBernstein VPS International Value Portfolio -- Class
 A Shares                                                          0.85
AllianceBernstein VPS Small/Mid Cap Value Portfolio -- Class
 A Shares                                                          0.86
American Century VP Value -- Class II                              1.08
American Funds Asset Allocation Fund -- Class 2 Shares             0.55
American Funds Global Small Capitalization Fund -- Class 2
 Shares                                                            0.94
American Funds Growth Fund -- Class 2 Shares                       0.56
American Funds Growth-Income Fund -- Class 2 Shares                0.50
American Funds International Fund -- Class 2 Shares                0.74
CVS Calvert Social Balanced Portfolio                              0.91
Davis Value Portfolio                                              0.81
Delaware VIP International Value Equity Series -- Standard
 Class                                                             1.00
Dreyfus IP Technology Growth -- Initial Shares                     0.86
Dreyfus VIF Developing Leaders Portfolio -- Initial Shares         0.79
-------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

--------------------------------------------------------------------------------

                                                              PORTFOLIO   YEAR                                      SINCE
                                                              INCEPTION    TO       1       3       5      10     PORTFOLIO
INVESTMENT DIVISION                                            DATE(1)    DATE    YEAR    YEARS   YEARS   YEARS   INCEPTION
DWS Dreman Small Mid Cap Value VIP -- Class A Shares            5/1/96    10.79%  22.61%  20.39%  17.78%  11.19%    11.46%
DWS Global Opportunities VIP -- Class A Shares                  5/1/96     9.03%  24.64%  22.64%  20.28%  12.57%    12.68%
DWS Small Cap Index VIP -- Class A Shares                      8/22/97     6.24%  15.87%  12.86%  13.39%     NA      8.10%
Fidelity(R) Contrafund(R) -- Initial Class                      1/3/95     8.99%  17.02%  15.64%  14.05%  10.92%    14.33%
Fidelity(R) VIP Equity Income -- Initial Class                 10/9/86     8.68%  24.26%  14.23%  12.21%   8.43%    11.51%
Fidelity(R) VIP Freedom 2010 -- Initial Class(6)               4/26/05     6.08%  14.48%     NA      NA      NA     11.28%
Fidelity(R) VIP Freedom 2020 -- Initial Class(6)               4/26/05     7.88%  17.69%     NA      NA      NA     14.56%
Fidelity(R) VIP Freedom 2030 -- Initial Class(6)               4/26/05     9.34%  20.14%     NA      NA      NA     16.81%
Fidelity(R) VIP Growth -- Initial Class                        10/9/86    12.55%  20.26%   9.03%   8.63%   6.41%    11.01%
Fidelity(R) VIP Index 500 -- Initial Class                     8/27/92     6.91%  20.49%  11.56%  10.56%   6.90%    10.91%
Fidelity(R) VIP Investment Grade Bond -- Initial Class         12/6/88     0.59%   5.64%   3.85%   4.74%   6.01%     6.96%
Fidelity(R) VIP Mid-Cap -- Initial Class                      12/28/98    12.39%  18.63%  20.81%  18.84%     NA     19.81%
Fidelity(R) VIP Overseas -- Initial Class                      1/28/87    13.01%  26.59%  21.36%  16.17%   7.32%     8.22%
Fidelity(R) VIP Value Leaders -- Initial Class                 6/17/03     9.34%  22.40%  15.17%    N/A     N/A     15.64%
Fidelity(R) VIP Value Strategies -- Service Class 2            2/20/02    15.32%  29.21%  13.94%  16.00%     NA     13.31%
Janus Aspen Series Balanced -- Institutional Shares            9/13/93     6.32%  15.72%  10.62%   8.73%   9.76%    11.46%
Janus Aspen Series Forty -- Institutional Shares                7/1/95    10.71%  22.16%  15.10%  12.01%  11.59%    13.17%
Janus Aspen Series Mid Cap Growth -- Institutional Shares      9/13/93    12.86%  24.99%  17.04%  15.96%   8.79%    11.52%
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93    13.03%  32.06%  15.26%   9.50%   6.91%    11.71%
Lazard Retirement International Equity Portfolio                9/1/98     6.98%  20.48%  18.29%  13.59%     NA      6.84%
Lord Abbett Mid-Cap Value Portfolio                            9/15/99    11.29%  24.08%  15.34%  13.69%     NA     15.47%
LVIP Baron Growth Opportunities Fund -- Service Class
 (formerly known as Baron Capital Asset -- Insurance Shares)   10/1/98     6.63%  14.73%  13.53%  12.54%     NA     15.45%
MFS(R) Investors Trust Series -- Initial Class                 10/9/95     7.49%  20.68%  12.39%   9.79%   5.38%     8.64%
MFS(R) New Discovery Series -- Initial Class                    5/1/98     9.42%  21.72%  11.28%   9.40%     NA      8.40%
MFS(R) Utilities Series -- Initial Class                        1/3/95    18.85%  43.86%  30.79%  25.50%  13.93%    16.20%
Morgan Stanley UIF Emerging Markets Debt -- Class 1            6/16/97     2.80%  15.45%  13.29%  14.44%   8.45%     8.41%
Morgan Stanley UIF Emerging Markets Equity -- Class 1          10/1/96    17.20%  48.52%  39.71%  28.63%   9.53%    10.72%
Morgan Stanley UIF U.S. Real Estate -- Class I                  3/3/97    -3.30%  16.30%  25.74%  21.36%  15.21%    15.12%
Neuberger Berman AMT Partners Portfolio -- I Class Shares      3/22/94     8.88%  21.31%  17.65%  14.30%   8.12%    11.74%
PIMCO Long-Term U.S. Government Portfolio -- Administrative
 Class Shares                                                  4/30/99    -2.14%   4.34%   3.76%   5.28%     NA      6.51%
PIMCO Low Duration Portfolio -- Administrative Class Shares    2/16/99     1.59%   4.91%   2.66%   2.86%     NA      4.18%
PIMCO Real Return Portfolio -- Administrative Class Shares     9/30/99     0.85%   2.92%   3.35%   6.14%     NA      7.95%
PIMCO Total Return Portfolio -- Administrative Class Shares   12/31/97     0.38%   5.02%   3.71%   4.43%     NA      5.45%
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96     9.31%  18.82%  16.67%  15.64%  17.98%    17.49%
Royce Small-Cap Portfolio -- Investment Class                 12/27/96    10.59%  22.12%  16.23%  14.91%  15.54%    15.96%
T. Rowe Price Blue Chip Growth Portfolio                      12/29/00     8.75%  20.64%  10.15%  10.09%     NA      2.30%
T. Rowe Price Equity Income Portfolio                          3/31/94     8.07%  22.38%  13.73%  11.70%   9.33%    12.63%
T. Rowe Price Equity Index 500 Portfolio                      12/29/00     6.79%  20.06%  11.37%  10.48%     NA      3.56%
T. Rowe Price International Stock Portfolio                    3/31/94     8.35%  24.48%  18.83%  13.61%   5.17%     6.83%
T. Rowe Price Limited-Term Bond Portfolio                      5/13/94     1.96%   5.34%   2.99%   3.34%   4.82%     5.06%
T. Rowe Price New America Growth Portfolio                     3/31/94     9.15%  18.85%   8.93%  10.59%   4.40%     8.84%
T. Rowe Price Personal Strategy Balanced Portfolio            12/30/94     6.80%  16.98%  11.51%  11.27%   8.53%    10.91%
Van Eck Worldwide Absolute Return Fund -- Initial Class
 Shares                                                         5/1/03     8.04%  12.26%   5.92%     NA      NA      3.95%
Van Eck Worldwide Bond Fund -- Initial Class Shares             9/1/89     0.93%   5.31%   5.12%   8.30%   5.43%     5.74%
---------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(7)
DWS Dreman Small Mid Cap Value VIP -- Class A Shares             0.77
DWS Global Opportunities VIP -- Class A Shares                   1.12
DWS Small Cap Index VIP -- Class A Shares                        0.50
Fidelity(R) Contrafund(R) -- Initial Class                       0.65
Fidelity(R) VIP Equity Income -- Initial Class                   0.56
Fidelity(R) VIP Freedom 2010 -- Initial Class(6)                 0.57
Fidelity(R) VIP Freedom 2020 -- Initial Class(6)                 0.64
Fidelity(R) VIP Freedom 2030 -- Initial Class(6)                 0.68
Fidelity(R) VIP Growth -- Initial Class                          0.67
Fidelity(R) VIP Index 500 -- Initial Class                       0.10
Fidelity(R) VIP Investment Grade Bond -- Initial Class           0.44
Fidelity(R) VIP Mid-Cap -- Initial Class                         0.66
Fidelity(R) VIP Overseas -- Initial Class                        0.81
Fidelity(R) VIP Value Leaders -- Initial Class                   0.83
Fidelity(R) VIP Value Strategies -- Service Class 2              0.97
Janus Aspen Series Balanced -- Institutional Shares              0.58
Janus Aspen Series Forty -- Institutional Shares                 0.70
Janus Aspen Series Mid Cap Growth -- Institutional Shares        0.70
Janus Aspen Series Worldwide Growth -- Institutional Shares      0.64
Lazard Retirement International Equity Portfolio                 1.19
Lord Abbett Mid-Cap Value Portfolio                              1.12
LVIP Baron Growth Opportunities Fund -- Service Class
 (formerly known as Baron Capital Asset -- Insurance Shares)     1.29
MFS(R) Investors Trust Series -- Initial Class                   1.00
MFS(R) New Discovery Series -- Initial Class                     0.86
MFS(R) Utilities Series -- Initial Class                         1.10
Morgan Stanley UIF Emerging Markets Debt -- Class 1              1.60
Morgan Stanley UIF Emerging Markets Equity -- Class 1            1.01
Morgan Stanley UIF U.S. Real Estate -- Class I                   0.91
Neuberger Berman AMT Partners Portfolio -- I Class Shares        0.63
PIMCO Long-Term U.S. Government Portfolio -- Administrative
 Class Shares                                                    0.65
PIMCO Low Duration Portfolio -- Administrative Class Shares      0.65
PIMCO Real Return Portfolio -- Administrative Class Shares       0.65
PIMCO Total Return Portfolio -- Administrative Class Shares      1.31
Royce Micro-Cap Portfolio -- Investment Class                    1.08
Royce Small-Cap Portfolio -- Investment Class                    0.85
T. Rowe Price Blue Chip Growth Portfolio                         0.85
T. Rowe Price Equity Income Portfolio                            0.40
T. Rowe Price Equity Index 500 Portfolio                         1.05
T. Rowe Price International Stock Portfolio                      0.70
T. Rowe Price Limited-Term Bond Portfolio                        0.85
T. Rowe Price New America Growth Portfolio                       0.88
T. Rowe Price Personal Strategy Balanced Portfolio               2.48
Van Eck Worldwide Absolute Return Fund -- Initial Class
 Shares                                                          1.10
Van Eck Worldwide Bond Fund -- Initial Class Shares              1.28
-------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR
CORPEXEC VUL III, IV & V
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007

     For more information, you should refer to your product and fund prospectuses or visit www.newyorklife.com. Policyowners are asked to consider the investment objectives, risks, charges and expenses of the investment carefully before investing. Both the product prospectus and underlying fund prospectuses contain this and other information about the product and underlying investment options. Please read the prospectus carefully before investing.

     The Investment Divisions offered through the CorpExec Variable Universal Life Series are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

     The investment returns and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the premium payments. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested.

     The advisers to some of the Portfolios have assumed or reduced some of their Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total returns for their Portfolios would have been lower.

     The returns should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Investment Division invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Rates of return are not representative of actual returns you would receive under the policy. Actual returns may be more or less than those shown and will depend on a number of factors, including the investment allocations by a Policyowner and the different investment rates of return for the Investment Divisions. The portfolio inception dates vary, as shown by the dates below. CorpExec III, IV and V were first offered for sale in 10/2003, 9/2004 and 8/2006 respectively. For the period from the inception date, until the product introduction, the performance summary assumes that the CorpExec VUL III, IV and V policies were available, which they were not.

(1) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses as if the policy had been available during the periods shown.

(2)AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER UNIT, IT IS POSSIBLE TO LOSE MONEY.

(3) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth Portfolio with and into the MainStay VP ICAP Select Portfolio on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

(4) MainStay VP S&P 500 Index Portfolio--The S&P 500 Index(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an index.

(5) New allocations and transfers to the Alger American Small Capitalization Portfolio -- Class O Shares Investment Division will not be accepted from policyowners who were not invested in this Investment Division as of June 1, 2007.

(6) Strategic Advisers(R), Inc., the investment adviser for this portfolio, has contractually agreed to waive its management fee.

(7) Management Net Portfolio Expenses as determined by the fund family.

This product is not available in all states.

           ISSUED BY: NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                     51 MADISON AVENUE, NEW YORK, NY 10010
                    DISTRIBUTED BY: NYLIFE DISTRIBUTORS LLC
                                MEMBER NASD/SIPC

   (NOT VALID WITHOUT THE AVERAGE ANNUAL RETURNS OF EACH INVESTMENT DIVISION)

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CORPEXEC VUL III, IV & V

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2007

The chart below shows the Average Annual Total Returns of each INVESTMENT DIVISION OF THE SEPARATE ACCOUNT based on the actual performance of the Separate Account's underlying Portfolios for the periods shown. These performance figures reflect all Investment Division level charges; that is, all Portfolio investment management fees and direct operating expenses (shown below), as well as the mortality and expense risk charge deducted from the Separate Account, and the current $5.00 monthly contract charge. The current annual mortality and expense risk charge is 0.25% of the average daily net asset value of each Investment Division's assets for year 1, 0.45% years 2 through 25, and 0.25% years 26 and beyond. These returns do NOT reflect policy fees or charges, including the cost of insurance, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN BELOW ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is not guarantee of future results.

                                                              PORTFOLIO  YEAR                                      SINCE
                                                              INCEPTION   TO       1       3       5      10     PORTFOLIO
INVESTMENT DIVISION                                            DATE(1)   DATE    YEAR    YEARS   YEARS   YEARS   INCEPTION
MainStay VP Series Funds, Inc.:
  Bond -- Initial Class                                         1/23/84   0.78%   6.01%   3.33%   4.16%   5.26%     7.58%
  Capital Appreciation -- Initial Class                         1/29/93  11.00%  16.69%   8.42%   6.56%   3.52%     7.63%
  Cash Management (Current 7-day yield as of
    June 30, 2007 is 4.82%)(2)                                  1/29/93   2.28%   4.60%   2.92%   1.82%   2.94%     3.20%
  Common Stock -- Initial Class                                 1/23/84   7.43%  21.33%  12.68%   9.80%   7.08%    10.43%
  Convertible -- Initial Class                                  10/1/96   8.94%  15.88%   9.96%   9.60%   8.07%     8.41%
  Floating Rate -- Initial Class                                 5/2/05   3.00%   6.45%    N/A     N/A     N/A      4.61%
  Government -- Initial Class                                   1/29/93   0.54%   5.04%   2.96%   3.11%   4.83%     4.86%
  High Yield Corporate Bond -- Initial Class                     5/1/95   2.57%  11.12%   8.55%  12.54%   7.82%     9.12%
  ICAP Select Equity -- Initial Class(3)                         5/1/98   9.49%  24.19%  13.65%  10.70%    N/A      5.31%
  Income & Growth -- Initial Class                               5/1/98   7.72%  22.46%  11.75%  10.80%    N/A      4.81%
  International Equity -- Initial Class                          5/1/95   6.59%  26.12%  19.27%  15.03%   8.19%     8.96%
  Large Cap Growth -- Initial Class                              5/1/98  10.80%  18.50%   7.47%   5.54%    N/A      4.87%
  Mid Cap Core -- Initial Class                                  7/2/01  11.85%  22.04%  19.00%  16.17%    N/A     11.83%
  Mid Cap Growth -- Initial Class                                7/2/01  16.00%  18.54%  19.46%  14.41%    N/A      8.89%
  Mid Cap Value -- Initial Class                                 7/2/01  10.24%  19.79%  13.07%  10.84%    N/A      8.68%
  S&P 500 Index -- Initial Class(4)                             1/29/93   6.64%  19.87%  10.75%   9.80%   6.24%     9.98%
  Small Cap Growth -- Initial Class                              7/2/01   5.92%   5.92%   7.28%   8.19%    N/A      3.58%
  Value -- Initial Class                                         5/1/95   7.69%  20.32%  12.73%   9.58%   6.49%     9.35%
AIM V.I. Global Real Estate Fund -- Series I Shares
  Fund -- Series I Shares                                        4/1/98  -1.09%  23.65%  26.32%  22.70%    N/A     13.88%
AIM V.I. International Growth Fund--Series I Shares              5/5/93  12.81%  32.63%  25.13%  17.36%   7.70%     9.84%
Alger American Leveraged All Cap Portfolio -- Class O Shares    1/25/95  14.85%  32.80%  16.35%  12.94%  10.40%    15.26%
Alger American Small Capitalization Portfolio -- Class O
  Shares(5)                                                     9/21/88  12.56%  22.79%  18.72%  17.02%   5.58%    11.37%
AllianceBernstein VPS International Value Portfolio -- Class
  A Shares                                                      5/10/01  10.33%  30.91%  28.18%  22.15%    N/A     19.03%
AllianceBernstein VPS Small/Mid Cap Value Portfolio -- Class
  A Shares                                                       5/2/01  13.63%  21.34%  15.00%  15.09%    N/A     15.07%
American Century VP Value -- Class II                           8/14/01   6.24%  22.04%  11.77%  11.38%    N/A     10.75%
American Funds Asset Allocation Fund -- Class 2 Shares          4/30/97   7.64%  16.89%  12.11%   9.52%   7.21%     7.79%
American Funds Global Small Capitalization Fund -- Class 2
  Shares                                                        4/30/98  20.83%  36.90%  28.20%  23.24%    N/A     15.75%
American Funds Growth Fund -- Class 2 Shares                    4/30/97  10.46%  18.70%  14.41%  14.12%  12.52%    13.37%
American Funds Growth-Income Fund -- Class 2 Shares             4/30/97   7.93%  19.48%  11.18%  10.70%   8.94%     9.79%
American Funds International Fund -- Class 2 Shares             4/30/97  12.48%  26.30%  22.21%  17.38%  10.01%    11.67%
CVS Calvert Social Balanced Portfolio                            9/2/86   3.32%  11.90%   7.25%   7.32%   5.00%     8.43%
Davis Value Portfolio                                            7/1/99   7.00%  18.98%  12.55%  12.20%    N/A      5.88%
Delaware VIP International Value Equity Series -- Standard
  Class                                                        10/29/92  11.40%  28.44%  21.43%  17.65%   9.20%    10.57%
Dreyfus IP Technology Growth -- Initial Shares                  8/31/99   7.07%  14.97%   5.47%   7.72%    N/A     -3.20%
Dreyfus VIF Developing Leaders -- Initial Shares                8/31/90   3.74%   9.42%   6.11%   6.24%   5.74%    20.33%
DWS Dreman Small Mid Cap Value VIP -- Class A Shares             5/1/96  10.65%  22.30%  19.71%  17.11%  10.56%    10.83%
DWS Global Opportunities VIP -- Class A Shares                   5/1/96   8.90%  24.63%  21.95%  19.59%  11.93%    12.04%
DWS Small Cap Index VIP -- Class A Shares                       8/22/97   6.11%  15.58%  12.22%  12.75%    N/A      7.52%
--------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(7)
MainStay VP Series Funds, Inc.:
  Bond -- Initial Class                                           0.52
  Capital Appreciation -- Initial Class                           0.62
  Cash Management (Current 7-day yield as of
    June 30, 2007 is 4.82%)(2)                                    0.52
  Common Stock -- Initial Class                                   0.52
  Convertible -- Initial Class                                    0.64
  Floating Rate -- Initial Class                                  0.70
  Government -- Initial Class                                     0.57
  High Yield Corporate Bond -- Initial Class                      0.56
  ICAP Select Equity -- Initial Class(3)                          0.96
  Income & Growth -- Initial Class                                0.90
  International Equity -- Initial Class                           0.92
  Large Cap Growth -- Initial Class                               0.85
  Mid Cap Core -- Initial Class                                   0.94
  Mid Cap Growth -- Initial Class                                 0.82
  Mid Cap Value -- Initial Class                                  0.78
  S&P 500 Index -- Initial Class(4)                               0.35
  Small Cap Growth -- Initial Class                               0.98
  Value -- Initial Class                                          0.63
AIM V.I. Global Real Estate Fund -- Series I Shares
  Fund -- Series I Shares                                         1.16
AIM V.I. International Growth Fund--Series I Shares               1.11
Alger American Leveraged All Cap Portfolio -- Class O Shares      0.97
Alger American Small Capitalization Portfolio -- Class O
  Shares(5)                                                       0.93
AllianceBernstein VPS International Value Portfolio -- Class
  A Shares                                                        0.85
AllianceBernstein VPS Small/Mid Cap Value Portfolio -- Class
  A Shares                                                        0.86
American Century VP Value -- Class II                             1.08
American Funds Asset Allocation Fund -- Class 2 Shares            0.55
American Funds Global Small Capitalization Fund -- Class 2
  Shares                                                          0.94
American Funds Growth Fund -- Class 2 Shares                      0.56
American Funds Growth-Income Fund -- Class 2 Shares               0.50
American Funds International Fund -- Class 2 Shares               0.74
CVS Calvert Social Balanced Portfolio                             0.91
Davis Value Portfolio                                             0.81
Delaware VIP International Value Equity Series -- Standard
  Class                                                           1.00
Dreyfus IP Technology Growth -- Initial Shares                    0.86
Dreyfus VIF Developing Leaders -- Initial Shares                  0.79
DWS Dreman Small Mid Cap Value VIP -- Class A Shares              0.77
DWS Global Opportunities VIP -- Class A Shares                    1.12
DWS Small Cap Index VIP -- Class A Shares                         0.50
--------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM.

--------------------------------------------------------------------------------

                                                              PORTFOLIO  YEAR                                              SINCE
                                                              INCEPTION   TO                                             PORTFOLIO
INVESTMENT DIVISION                                            DATE(1)   DATE    1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Fidelity(R) VIP Contrafund(R) -- Initial Class                   1/3/95   8.85%  16.73%    14.98%    13.40%    10.28%      13.68%
Fidelity(R) VIP Equity Income -- Initial Class                  10/9/86   8.54%  24.00%    13.57%    11.57%     7.81%      10.84%
Fidelity(R) VIP Freedom 2010 -- Initial Class(6)                4/26/05   5.95%  14.19%      N/A       N/A       N/A       10.66%
Fidelity(R) VIP Freedom 2020 -- Initial Class(6)                4/26/05   7.75%  17.40%      N/A       N/A       N/A       13.93%
Fidelity(R) VIP Freedom 2030 -- Initial Class(6)                4/26/05   9.20%  19.84%      N/A       N/A       N/A       16.18%
Fidelity(R) VIP Growth -- Initial Class                         10/9/86  12.41%  19.96%     8.41%     8.00%     5.81%      10.38%
Fidelity(R) VIP Index 500 -- Initial Class                      8/27/92   6.78%  20.19%    10.93%     9.93%     6.30%      10.29%
Fidelity(R) VIP Investment Grade Bond -- Initial Class          12/6/88   0.46%   5.38%     3.26%     4.14%     5.41%       6.33%
Fidelity(R) VIP Mid-Cap -- Initial Class                       12/28/98  12.25%  18.29%    20.12%    18.16%      N/A       19.13%
Fidelity(R) VIP Overseas -- Initial Class                       1/28/87  12.87%  26.27%    20.68%    15.51%     6.71%       7.59%
Fidelity(R) VIP Value Leaders -- Initial Class                  6/17/03   9.21%  22.10%    14.52%      N/A       N/A       14.99%
Fidelity(R) VIP Value Strategies -- Service Class 2             2/20/02  15.27%  28.89%    13.29%    15.31%      N/A       12.66%
Janus Aspen Series Balanced -- Institutional Shares             9/13/93   6.19%  15.43%     9.99%     8.12%     9.14%      10.83%
Janus Aspen Series Forty -- Institutional Shares                 5/1/97  10.57%  21.85%    14.45%    11.38%    10.96%      12.53%
Janus Aspen Series Mid Cap Growth -- Institutional Shares       9/13/93  12.72%  24.68%    16.37%    15.30%     8.17%      10.90%
Janus Aspen Series Worldwide Growth -- Institutional Shares     9/13/93  12.89%  31.73%    14.60%     8.88%     6.30%      11.09%
Lazard Retirement International Equity Portfolio                 9/1/98   6.85%  20.18%    17.62%    12.94%      N/A        6.21%
Lord Abbett Mid-Cap Value Portfolio                             9/15/99  11.15%  23.77%    14.68%    13.04%      N/A       14.81%
LVIP Baron Growth Opportunities Fund -- Service Class
 (formerly known as Baron Capital Asset -- Insurance Series)    10/1/98   6.50%  14.44%    12.88%    11.91%      N/A       14.78%
MFS(R) Investors Trust Series -- Initial Class                  10/9/95   7.36%  20.38%    11.75%     9.17%     4.78%       8.03%
MFS(R) New Discovery Series -- Initial Class                     5/1/98   9.28%  21.42%    10.65%     8.78%      N/A        7.79%
MFS(R) Utilities Series -- Initial Class                         1/3/95  18.70%  43.50%    30.05%    24.80%    13.28%      15.55%
Morgan Stanley UIF Emerging Markets Debt -- Class 1             6/16/97   2.67%  15.16%    12.65%    13.79%     7.83%       7.79%
Morgan Stanley UIF Emerging Markets Equity -- Class 1           10/1/96  17.05%  48.15%    38.92%    27.90%     8.91%      10.11%
Morgan Stanley UIF U.S. Real Estate -- Class I                   3/3/97  -3.42%  16.01%    25.03%    20.68%    14.57%      14.47%
Neuberger Berman AMT Partners Portfolio -- I Class Shares       3/22/94   8.74%  21.01%    17.00%    13.66%     7.52%      11.11%
PIMCO Long-Term U.S. Government Portfolio--Administrative
 Class Shares                                                   4/30/99  -2.25%   4.10%     3.18%     4.68%      N/A        5.90%
PIMCO Low Duration Portfolio -- Administrative Class Shares     2/16/99   1.45%   4.65%     2.09%     2.29%      N/A        3.61%
PIMCO Real Return Portfolio -- Administrative Class Shares      9/30/99   0.71%   2.66%     2.76%     5.54%      N/A        7.35%
PIMCO Total Return Portfolio -- Administrative Class Shares    12/31/97   0.24%   4.76%     3.13%     3.84%      N/A        4.84%
Royce Micro-Cap Portfolio                                      12/27/96   9.17%  18.52%    16.01%    14.98%    17.31%      16.83%
Royce Small-Cap Portfolio                                      12/27/96  10.45%  21.82%    15.57%    14.25%    14.88%      15.31%
T. Rowe Price Blue Chip Growth Portfolio -- Investment Class   12/29/00   8.61%  20.34%     9.52%     9.46%      N/A        1.72%
T. Rowe Price Equity Income Portfolio -- Investment Class       3/31/94   7.93%  22.07%    13.08%    11.07%     8.71%      11.98%
T. Rowe Price Equity Index 500 Portfolio                       12/29/00   6.66%  19.76%    10.74%     9.78%      N/A        2.93%
T. Rowe Price International Stock Portfolio                     3/31/94   8.21%  24.17%    18.15%    12.95%     4.57%       6.22%
T. Rowe Price Limited-Term Bond Portfolio                       5/13/94   1.82%   5.08%     2.41%     2.76%     4.22%       4.46%
T. Rowe Price New America Growth Portfolio                      3/31/94   9.01%  18.55%     8.31%     9.97%     3.81%       8.22%
T. Rowe Price Personal Strategy Balanced Portfolio             12/30/94   6.67%  16.69%    10.86%    10.63%     7.90%      10.28%
Van Eck Worldwide Absolute Return Fund -- Initial Class
 Shares                                                          5/1/03   7.91%  11.98%     5.32%      N/A       N/A        3.36%
Van Eck Worldwide Bond Fund -- Initial Class Shares              9/1/89   0.80%   5.05%     4.52%     7.68%     4.83%       5.14%
----------------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(7)
Fidelity(R) VIP Contrafund(R) -- Initial Class                   0.65
Fidelity(R) VIP Equity Income -- Initial Class                   0.56
Fidelity(R) VIP Freedom 2010 -- Initial Class(6)                 0.57
Fidelity(R) VIP Freedom 2020 -- Initial Class(6)                 0.64
Fidelity(R) VIP Freedom 2030 -- Initial Class(6)                 0.68
Fidelity(R) VIP Growth -- Initial Class                          0.67
Fidelity(R) VIP Index 500 -- Initial Class                       0.10
Fidelity(R) VIP Investment Grade Bond -- Initial Class           0.44
Fidelity(R) VIP Mid-Cap -- Initial Class                         0.66
Fidelity(R) VIP Overseas -- Initial Class                        0.81
Fidelity(R) VIP Value Leaders -- Initial Class                   0.83
Fidelity(R) VIP Value Strategies -- Service Class 2              0.97
Janus Aspen Series Balanced -- Institutional Shares              0.58
Janus Aspen Series Forty -- Institutional Shares                 0.70
Janus Aspen Series Mid Cap Growth -- Institutional Shares        0.70
Janus Aspen Series Worldwide Growth -- Institutional Shares      0.64
Lazard Retirement International Equity Portfolio                 1.19
Lord Abbett Mid-Cap Value Portfolio                              1.12
LVIP Baron Growth Opportunities Fund -- Service Class
 (formerly known as Baron Capital Asset -- Insurance Series)     1.29
MFS(R) Investors Trust Series -- Initial Class                   0.86
MFS(R) New Discovery Series -- Initial Class                     1.00
MFS(R) Utilities Series -- Initial Class                         0.86
Morgan Stanley UIF Emerging Markets Debt -- Class 1              1.10
Morgan Stanley UIF Emerging Markets Equity -- Class 1            1.60
Morgan Stanley UIF U.S. Real Estate -- Class I                   1.01
Neuberger Berman AMT Partners Portfolio -- I Class Shares        0.91
PIMCO Long-Term U.S. Government Portfolio--Administrative
 Class Shares                                                    0.63
PIMCO Low Duration Portfolio -- Administrative Class Shares      0.65
PIMCO Real Return Portfolio -- Administrative Class Shares       0.65
PIMCO Total Return Portfolio -- Administrative Class Shares      0.65
Royce Micro-Cap Portfolio                                        1.31
Royce Small-Cap Portfolio                                        1.08
T. Rowe Price Blue Chip Growth Portfolio -- Investment Class     0.85
T. Rowe Price Equity Income Portfolio -- Investment Class        0.85
T. Rowe Price Equity Index 500 Portfolio                         0.40
T. Rowe Price International Stock Portfolio                      1.05
T. Rowe Price Limited-Term Bond Portfolio                        0.70
T. Rowe Price New America Growth Portfolio                       0.85
T. Rowe Price Personal Strategy Balanced Portfolio               0.88
Van Eck Worldwide Absolute Return Fund -- Initial Class
 Shares                                                          2.48
Van Eck Worldwide Bond Fund -- Initial Class Shares              1.10
--------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CORPEXEC VUL III, IV & V

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30,2007

The chart below shows the Average Annual Total Returns of each Portfolio for the periods shown. No policyowner can invest directly in the Portfolios. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. They do not reflect mortality and expense risk charges, cost of insurance charges, monthly contract charges, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. Consequently, the returns shown below are greater than actual returns that would have been received under the policy during the periods shown. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

                                                              PORTFOLIO   YEAR                                      SINCE
                                                              INCEPTION    TO       1       3       5      10     PORTFOLIO
INVESTMENT DIVISION                                            DATE(1)    DATE    YEAR    YEARS   YEARS   YEARS   INCEPTION
MainStay VP Series Funds, Inc.:
  Bond -- Initial Class                                        1/23/84     0.91%   6.28%   3.92%   4.76%   5.86%     8.19%
  Capital Appreciation -- Initial Class                        1/29/93    11.14%  16.98%   9.04%   7.17%   4.11%     8.25%
  Cash Management (Current 7-day yield as of June 30, 2007
    is 4.82%)(2)                                               1/29/93     2.43%   4.91%   3.51%   2.40%   3.53%     3.79%
  Common Stock -- Initial Class                                1/23/84     7.56%  21.63%  13.31%  10.42%   7.69%    11.06%
  Convertible -- Initial Class                                 10/1/96     9.08%  16.17%  10.59%  10.23%   8.69%     9.04%
  Floating Rate -- Initial Class                                5/2/05     3.16%   6.77%    N/A     N/A     N/A      5.21%
  Government -- Initial Class                                  1/29/93     0.67%   5.30%   3.55%   3.70%   5.43%     5.46%
  High Yield Corporate Bond -- Initial Class                    5/1/95     2.70%  11.40%   9.17%  13.18%   8.44%     9.73%
  ICAP Select Equity -- Initial Class(3)                        5/1/98     9.63%  24.50%  14.30%  11.34%    N/A      5.91%
  Income & Growth -- Initial Class                              5/1/98     7.85%  22.76%  12.38%  11.44%    N/A      5.41%
  International Equity -- Initial Class                         5/1/95     6.72%  26.44%  19.95%  15.69%   8.81%     9.58%
  Large Cap Growth -- Initial Class                             5/1/98    10.67%  18.79%   8.08%   6.14%    N/A      5.47%
  Mid Cap Core -- Initial Class                                 7/2/01    11.99%  22.35%  19.68%  16.84%    N/A     12.47%
  Mid Cap Growth -- Initial Class                               7/2/01    16.15%  18.84%  20.14%  15.06%    N/A      9.50%
  Mid Cap Value -- Initial Class                                7/2/01    10.38%  20.09%  13.72%  11.47%    N/A      9.30%
  S&P 500 Index -- Initial Class(4)                            1/29/93     6.77%  20.17%  11.38%  10.43%   6.85%    10.60%
  Small Cap Growth -- Initial Class                             7/2/01     6.05%   6.19%   7.89%   8.81%    N/A      4.17%
  VP Value -- Initial Class                                     5/1/95     7.82%  20.62%  13.37%  10.21%   7.10%     9.98%
AIM V.I. Global Real Estate Fund -- Series I Shares             4/1/98    -0.97%  23.96%  27.04%  23.39%    N/A     14.53%
AIM V.I. International Growth Fund -- Series I Shares           5/5/93    12.95%  32.96%  25.86%  18.04%   8.32%    10.46%
Alger American Leveraged All Cap Portfolio -- Class O Shares   1/25/95    15.00%  33.13%  17.02%  13.58%  11.03%    15.92%
Alger American Small Capitalization Portfolio -- Class O
  Shares(5)                                                    9/21/88    12.70%  23.10%  19.39%  17.68%   6.18%    12.02%
AllianceBernstein VPS International Value Portfolio -- Class
  A Shares                                                     5/10/01    10.47%  31.24%  28.91%  22.85%    N/A     19.71%
AllianceBernstein VPS Small/MidCap Value Portfolio -- Class
  A Shares                                                      5/2/01    13.77%  21.64%  15.66%  15.75%    N/A     15.73%
American Century VP Value -- Class II                          8/14/01     6.37%  22.35%  12.41%  12.02%    N/A     10.02%
American Funds Asset Allocation Fund -- Class 2 Shares         4/30/97     7.77%  17.17%  12.74%  10.15%   7.82%     8.40%
American Funds Global Small Capitalization Fund -- Class 2
  Shares                                                       4/30/98    20.98%  37.24%  28.93%  23.94%    N/A     16.40%
American Funds Growth Fund -- Class 2 Shares                   4/30/97    10.60%  19.00%  15.07%  14.77%  13.17%    14.01%
American Funds Growth-Income Fund -- Class 2 Shares            4/30/97     8.07%  19.76%  11.81%  11.33%   9.56%    10.41%
American Funds International Fund -- Class 2 Shares            4/30/97    12.62%  26.61%  22.91%  18.05%  10.64%    11.64%
CVS Calvert Social Balanced Portfolio                           9/2/86     3.45%  12.18%   7.86%   7.93%   5.60%     9.05%
Davis Value Portfolio                                           7/1/99     7.13%  19.28%  13.19%  12.84%    N/A      6.50%
Delaware VIP International Value Equity Series -- Standard
  Class                                                       10/29/92    11.54%  28.76%  22.11%  18.32%   9.81%    11.19%
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99     7.20%  15.26%   6.07%   8.34%    N/A     -2.65%
Dreyfus VIF Developing Leaders Portfolio -- Initial Shares     8/31/90     3.87%   9.69%   6.71%   6.85%   6.35%    21.02%
DWS Dreman Small Mid Cap Value VIP -- Class A Shares            5/1/96    10.79%  22.61%  20.39%  17.78%  11.19%    11.46%
DWS Global Opportunities VIP -- Class A Shares                  5/1/96     9.03%  24.94%  22.64%  20.28%  12.57%    12.68%
DWS Small Cap Index VIP -- Class A Shares                      8/22/97     6.24%  15.87%  12.86%  13.39%    N/A      8.10%
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95     8.99%  17.02%  15.64%  14.05%  10.92%    14.33%
Fidelity(R) VIP Equity Income -- Initial Class                 10/9/86     8.68%  24.26%  14.23%  12.21%   8.43%    11.51%
---------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(7)
MainStay VP Series Funds, Inc.:
  Bond -- Initial Class                                           0.52
  Capital Appreciation -- Initial Class                           0.62
  Cash Management (Current 7-day yield as of June 30, 2007
    is 4.82%)(2)                                                  0.52
  Common Stock -- Initial Class                                   0.52
  Convertible -- Initial Class                                    0.64
  Floating Rate -- Initial Class                                  0.70
  Government -- Initial Class                                     0.57
  High Yield Corporate Bond -- Initial Class                      0.56
  ICAP Select Equity -- Initial Class(3)                          0.96
  Income & Growth -- Initial Class                                0.90
  International Equity -- Initial Class                           0.92
  Large Cap Growth -- Initial Class                               0.85
  Mid Cap Core -- Initial Class                                   0.94
  Mid Cap Growth -- Initial Class                                 0.82
  Mid Cap Value -- Initial Class                                  0.78
  S&P 500 Index -- Initial Class(4)                               0.35
  Small Cap Growth -- Initial Class                               0.98
  VP Value -- Initial Class                                       0.63
AIM V.I. Global Real Estate Fund -- Series I Shares               1.16
AIM V.I. International Growth Fund -- Series I Shares             1.11
Alger American Leveraged All Cap Portfolio -- Class O Shares      0.97
Alger American Small Capitalization Portfolio -- Class O
  Shares(5)                                                       0.93
AllianceBernstein VPS International Value Portfolio -- Class
  A Shares                                                        0.85
AllianceBernstein VPS Small/MidCap Value Portfolio -- Class
  A Shares                                                        0.86
American Century VP Value -- Class II                             1.08
American Funds Asset Allocation Fund -- Class 2 Shares            0.55
American Funds Global Small Capitalization Fund -- Class 2
  Shares                                                          0.94
American Funds Growth Fund -- Class 2 Shares                      0.56
American Funds Growth-Income Fund -- Class 2 Shares               0.50
American Funds International Fund -- Class 2 Shares               0.74
CVS Calvert Social Balanced Portfolio                             0.91
Davis Value Portfolio                                             0.81
Delaware VIP International Value Equity Series -- Standard
  Class                                                           1.00
Dreyfus IP Technology Growth -- Initial Shares                    0.86
Dreyfus VIF Developing Leaders Portfolio -- Initial Shares        0.79
DWS Dreman Small Mid Cap Value VIP -- Class A Shares              0.77
DWS Global Opportunities VIP -- Class A Shares                    1.12
DWS Small Cap Index VIP -- Class A Shares                         0.50
Fidelity(R) VIP Contrafund(R) -- Initial Class                    0.65
Fidelity(R) VIP Equity Income -- Initial Class                    0.56
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

--------------------------------------------------------------------------------

                                                              PORTFOLIO  YEAR                                      SINCE
                                                              INCEPTION   TO       1       3       5      10     PORTFOLIO
INVESTMENT DIVISION                                            DATE(1)   DATE    YEAR    YEARS   YEARS   YEARS   INCEPTION
Fidelity(R) VIP Freedom 2010 -- Initial Class(6)                4/26/05   6.08%  14.48%    N/A     N/A     N/A     11.28%
Fidelity(R) VIP Freedom 2020 -- Initial Class(6)                4/26/05   7.88%  17.69%    N/A     N/A     N/A     14.56%
Fidelity(R) VIP Freedom 2030 -- Initial Class(6)                4/26/05   9.34%  20.14%    N/A     N/A     N/A     16.81%
Fidelity(R) VIP Growth -- Initial Class                         10/9/86  12.55%  20.26%   9.03%   8.63%   6.41%    11.01%
Fidelity(R) VIP Index 500 -- Initial Class                      8/27/92   6.91%  20.49%  11.56%  10.56%   6.90%    10.91%
Fidelity(R) VIP Investment Grade Bond -- Initial Class          12/6/88   0.59%   5.64%   3.85%   4.74%   6.01%     6.96%
Fidelity(R) VIP Mid-Cap -- Initial Class                       12/28/98  12.39%  18.63%  20.81%  18.84%    N/A     19.81%
Fidelity(R) VIP Overseas -- Initial Class                       1/28/87  13.01%  26.59%  21.36%  16.17%   7.32%     8.22%
Fidelity(R) VIP Value Leaders -- Initial Class                  6/17/03   9.34%  22.40%  15.17%    N/A     N/A     15.64%
Fidelity(R) VIP Value Strategies -- Service Class 2             2/20/02  15.32%  29.21%  13.94%  16.00%    N/A     13.31%
Janus Aspen Series Balanced -- Institutional Shares             9/13/93   6.32%  15.72%  10.62%   8.73%   9.76%    11.46%
Janus Aspen Series Forty -- Institutional Shares                 5/1/97  10.71%  22.16%  15.10%  12.01%  11.59%    13.17%
Janus Aspen Series Mid Cap Growth -- Institutional Shares       9/13/93  12.86%  24.99%  17.04%  15.96%   8.79%    11.52%
Janus Aspen Series Worldwide Growth -- Institutional Shares     9/13/93  13.03%  32.06%  15.26%   9.50%   6.91%    11.71%
Lazard Retirement International Equity Portfolio                 9/1/98   6.98%  20.48%  18.29%  13.59%    N/A      6.84%
Lord Abbett Mid-Cap Value Portfolio                             9/15/99  11.29%  24.08%  15.34%  13.69%    N/A     15.47%
LVIP Baron Growth Opportunities Fund -- Service Class
 (formerly known as Baron Capital Asset -- Insurance Series)    10/1/98   6.63%  14.73%  13.53%  12.54%    N/A     15.45%
MFS(R) Investors Trust Series -- Initial Class                  10/9/95   7.49%  20.68%  12.39%   9.79%   5.38%     8.64%
MFS(R) New Discovery Series -- Initial Class                     5/1/98   9.42%  21.72%  11.28%   9.40%    N/A      8.40%
MFS(R) Utilities Series -- Initial Class                         1/3/95  18.85%  43.86%  30.79%  25.50%  13.93%    16.20%
Morgan Stanley UIF Emerging Markets Debt -- Class 1             6/16/97   2.80%  15.45%  13.29%  14.44%   8.45%     8.41%
Morgan Stanley UIF Emerging Markets Equity -- Class 1           10/1/96  17.20%  48.52%  39.71%  28.63%   9.53%    10.72%
Morgan Stanley UIF U.S. Real Estate -- Class I                   3/3/97  -3.30%  16.30%  25.74%  21.36%  15.21%    15.12%
Neuberger Berman AMT Partners Portfolio -- I Class Shares       3/22/94   8.88%  21.31%  17.65%  14.30%   8.12%    11.74%
PIMCO Long-Term U.S. Government Portfolio -- Administrative
 Class Shares                                                   4/30/99  -2.14%   4.34%   3.76%   5.28%    N/A      6.51%
PIMCO Low Duration Portfolio -- Administrative Class Shares     2/16/99   1.59%   4.91%   2.66%   2.86%    N/A      4.18%
PIMCO Real Return Portfolio -- Administrative Class Shares      9/30/99   0.85%   2.92%   3.35%   6.14%    N/A      7.95%
PIMCO Total Return Portfolio -- Administrative Class Shares    12/31/97   0.38%   5.02%   3.71%   4.43%    N/A      5.45%
Royce Micro-Cap Portfolio -- Investment Class                  12/27/96   9.31%  18.82%  16.67%  15.64%  17.98%    17.49%
Royce Small-Cap Portfolio -- Investment Class                  12/27/96  10.59%  22.12%  16.23%  14.91%  15.54%    15.96%
T. Rowe Price Blue Chip Growth Portfolio                       12/29/00   8.75%  20.64%  10.15%  10.09%    N/A      2.30%
T. Rowe Price Equity Income Portfolio                           3/31/94   8.07%  22.38%  13.73%  11.70%   9.33%    12.63%
T. Rowe Price Equity Index 500 Portfolio                       12/29/00   6.79%  20.06%  11.37%  10.48%    N/A      3.56%
T. Rowe Price International Stock Portfolio                     3/31/94   8.35%  24.48%  18.83%  13.61%   5.17%     6.83%
T. Rowe Price Limited-Term Bond Portfolio                       5/13/94   1.96%   5.34%   2.99%   3.34%   4.82%     5.06%
T. Rowe Price New America Growth Portfolio                      3/31/94   9.15%  18.85%   8.93%  10.59%   4.40%     8.84%
T. Rowe Price Personal Strategy Balanced Portfolio             12/30/94   6.80%  16.98%  11.51%  11.27%   8.53%    10.91%
Van Eck Worldwide Absolute Return Fund -- Initial Class
 Shares                                                          5/1/03   8.04%  12.26%   5.92%    N/A     N/A      3.95%
Van Eck Worldwide Bond Fund -- Initial Class Shares              9/1/89   0.93%   5.31%   5.12%   8.30%   5.43%     5.74%
--------------------------------------------------------------------------------------------------------------------------

                                                                  NET
                                                               PORTFOLIO
INVESTMENT DIVISION                                           EXPENSES(7)
Fidelity(R) VIP Freedom 2010 -- Initial Class(6)                 0.57
Fidelity(R) VIP Freedom 2020 -- Initial Class(6)                 0.64
Fidelity(R) VIP Freedom 2030 -- Initial Class(6)                 0.68
Fidelity(R) VIP Growth -- Initial Class                          0.67
Fidelity(R) VIP Index 500 -- Initial Class                       0.10
Fidelity(R) VIP Investment Grade Bond -- Initial Class           0.44
Fidelity(R) VIP Mid-Cap -- Initial Class                         0.66
Fidelity(R) VIP Overseas -- Initial Class                        0.81
Fidelity(R) VIP Value Leaders -- Initial Class                   0.83
Fidelity(R) VIP Value Strategies -- Service Class 2              0.97
Janus Aspen Series Balanced -- Institutional Shares              0.58
Janus Aspen Series Forty -- Institutional Shares                 0.70
Janus Aspen Series Mid Cap Growth -- Institutional Shares        0.70
Janus Aspen Series Worldwide Growth -- Institutional Shares      0.64
Lazard Retirement International Equity Portfolio                 1.19
Lord Abbett Mid-Cap Value Portfolio                              1.12
LVIP Baron Growth Opportunities Fund -- Service Class
 (formerly known as Baron Capital Asset -- Insurance Series)     1.29
MFS(R) Investors Trust Series -- Initial Class                   0.86
MFS(R) New Discovery Series -- Initial Class                     1.00
MFS(R) Utilities Series -- Initial Class                         0.86
Morgan Stanley UIF Emerging Markets Debt -- Class 1              1.10
Morgan Stanley UIF Emerging Markets Equity -- Class 1            1.60
Morgan Stanley UIF U.S. Real Estate -- Class I                   1.01
Neuberger Berman AMT Partners Portfolio -- I Class Shares        0.91
PIMCO Long-Term U.S. Government Portfolio -- Administrative
 Class Shares                                                    0.63
PIMCO Low Duration Portfolio -- Administrative Class Shares      0.65
PIMCO Real Return Portfolio -- Administrative Class Shares       0.65
PIMCO Total Return Portfolio -- Administrative Class Shares      0.65
Royce Micro-Cap Portfolio -- Investment Class                    1.31
Royce Small-Cap Portfolio -- Investment Class                    1.08
T. Rowe Price Blue Chip Growth Portfolio                         0.85
T. Rowe Price Equity Income Portfolio                            0.85
T. Rowe Price Equity Index 500 Portfolio                         0.40
T. Rowe Price International Stock Portfolio                      1.05
T. Rowe Price Limited-Term Bond Portfolio                        0.70
T. Rowe Price New America Growth Portfolio                       0.85
T. Rowe Price Personal Strategy Balanced Portfolio               0.88
Van Eck Worldwide Absolute Return Fund -- Initial Class
 Shares                                                          2.48
Van Eck Worldwide Bond Fund -- Initial Class Shares              1.10
--------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2007
(Unaudited)


                                                                                  MAINSTAY VP
                                                                MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                                  BOND--        APPRECIATION--         CASH
                                                               INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  1,541,896      $ 19,165,133      $109,050,329
  Dividends due and accrued.................................             --                --           422,728
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................             --                --           831,027

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................             27             9,787            29,939
                                                               ------------      ------------      ------------
      Total net assets......................................   $  1,541,869      $ 19,155,346      $110,274,145
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $     15,518      $    278,264      $ 17,008,585
    Series II Policies......................................             --                --           469,518
    Series III Policies.....................................      1,526,351        18,877,082        92,796,042
                                                               ------------      ------------      ------------
      Total net assets......................................   $  1,541,869      $ 19,155,346      $110,274,145
                                                               ============      ============      ============
    Series I Variable accumulation unit value...............   $      15.27      $      11.16      $       1.28
                                                               ============      ============      ============
    Series II Variable accumulation unit value..............   $         --      $         --      $       1.12
                                                               ============      ============      ============
    Series III Variable accumulation unit value.............   $      11.08      $      13.06      $       1.11
                                                               ============      ============      ============
Identified Cost of Investment...............................   $  1,507,957      $ 17,890,569      $109,050,543
                                                               ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                              MAINSTAY VP
      MAINSTAY VP                                                             HIGH YIELD        MAINSTAY VP       MAINSTAY VP
        COMMON          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        CORPORATE        ICAP SELECT       INCOME AND
        STOCK--        CONVERTIBLE--    FLOATING RATE--    GOVERNMENT--         BOND--           EQUITY--          GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
-------------------------------------------------------------------------------------------------------------------------------
     $112,464,086      $    495,563      $    537,311      $    643,592      $ 11,852,427      $    192,139      $     21,821
               --                --             2,856                --                --                --                --
               --                --                83                --           924,961                --                --

           73,584               222                --                54               458               344                 2
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $112,390,502      $    495,341      $    540,250      $    643,538      $ 12,776,930      $    191,795      $     21,819
     ============      ============      ============      ============      ============      ============      ============
     $    600,554      $      1,066      $         --      $     30,772      $    160,691      $    186,431      $      1,051
      110,886,829           340,044                --                --           278,274                --                --
          903,119           154,231           540,250           612,766        12,337,965             5,364            20,768
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $112,390,502      $    495,341      $    540,250      $    643,538      $ 12,776,930      $    191,795      $     21,819
     ============      ============      ============      ============      ============      ============      ============
     $      15.42      $      13.39      $         --      $      14.74      $      18.94      $      15.58      $      12.96
     ============      ============      ============      ============      ============      ============      ============
     $      17.97      $      16.18      $         --      $      11.14      $      17.34      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $      14.61      $      13.66      $      10.89      $      11.13      $      12.97      $      14.84      $      14.88
     ============      ============      ============      ============      ============      ============      ============
     $ 80,986,087      $    417,390      $    538,563      $    634,872      $ 11,540,270      $    129,237      $     20,151
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2007
(Unaudited)


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               INTERNATIONAL       LARGE CAP          MID CAP
                                                                 EQUITY--          GROWTH--           CORE--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 72,696,961      $    134,726      $ 74,267,173
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................            247                --               367

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................        107,964               191            33,739
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 72,589,244      $    134,535      $ 74,233,801
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 44,478,065      $    103,958      $         --
    Series II Policies......................................      1,318,839                --        51,653,977
    Series III Policies.....................................     26,792,340            30,577        22,579,824
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 72,589,244      $    134,535      $ 74,233,801
                                                               ============      ============      ============
    Series I Variable accumulation unit value...............   $      19.96      $       7.04      $         --
                                                               ============      ============      ============
    Series II Variable accumulation unit value..............   $      22.38      $         --      $      23.80
                                                               ============      ============      ============
    Series III Variable accumulation unit value.............   $      17.51      $      12.15      $      17.60
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 53,742,073      $    107,029      $ 53,724,143
                                                               ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                                               A I M
        MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP        V.I. GLOBAL
       GROWTH--           VALUE--           INDEX--          GROWTH--       TOTAL RETURN--        VALUE--       REAL ESTATE FUND--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
     $  9,733,304      $ 72,004,493      $186,987,885      $  4,184,894      $ 13,418,326      $186,525,335        $  1,054,834
               --                --                --                --                --                --                  --
               --             1,396               420                --                --                --                  --

               --            46,702           273,579                --            13,782           117,724                  76
     ------------      ------------      ------------      ------------      ------------      ------------        ------------
     $  9,733,304      $ 71,959,187      $186,714,726      $  4,184,894      $ 13,404,544      $186,407,611        $  1,054,758
     ============      ============      ============      ============      ============      ============        ============
     $         --      $         --      $162,191,663      $         --      $ 13,404,544      $  3,508,974        $         --
               --        71,455,038           567,464                --                --       169,220,782             122,349
        9,733,304           504,149        23,955,599         4,184,894                --        13,677,855             932,409
     ------------      ------------      ------------      ------------      ------------      ------------        ------------
     $  9,733,304      $ 71,959,187      $186,714,726      $  4,184,894      $ 13,404,544      $186,407,611        $  1,054,758
     ============      ============      ============      ============      ============      ============        ============
     $         --      $         --      $      14.49      $         --      $      11.11      $      14.50        $         --
     ============      ============      ============      ============      ============      ============        ============
     $         --      $      14.95      $      14.76      $         --      $         --      $      19.61        $      10.94
     ============      ============      ============      ============      ============      ============        ============
     $      17.25      $      14.11      $      13.99      $      12.26      $         --      $      13.62        $      12.26
     ============      ============      ============      ============      ============      ============        ============
     $  8,421,865      $ 52,539,473      $163,420,561      $  3,863,080      $ 13,050,190      $134,261,052        $  1,135,126
     ============      ============      ============      ============      ============      ============        ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2007
(Unaudited)


                                                                A I M V.I.      ALGER AMERICAN     ALGER AMERICAN
                                                               INTERNATIONAL       LEVERAGED           SMALL
                                                               GROWTH FUND--       ALLCAP--       CAPITALIZATION--
                                                              SERIES I SHARES   CLASS O SHARES     CLASS O SHARES
                                                              ----------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $    661,515      $     43,860       $  2,538,801
  Dividends due and accrued.................................             --                --                 --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................             --                --                 --

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................             --                --                 50
                                                               ------------      ------------       ------------
      Total net assets......................................   $    661,515      $     43,860       $  2,538,751
                                                               ============      ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $         --      $         --       $     27,840
    Series II Policies......................................             --                --                 --
    Series III Policies.....................................        661,515            43,860          2,510,911
                                                               ------------      ------------       ------------
      Total net assets......................................   $    661,515      $     43,860       $  2,538,751
                                                               ============      ============       ============
    Series I Variable accumulation unit value...............   $         --      $         --       $      14.36
                                                               ============      ============       ============
    Series II Variable accumulation unit value..............   $         --      $         --       $         --
                                                               ============      ============       ============
    Series III Variable accumulation unit value.............   $      13.30      $      16.35       $      16.75
                                                               ============      ============       ============
Identified Cost of Investment...............................   $    595,334      $     31,909       $  2,316,373
                                                               ============      ============       ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


       AMERICAN        AMERICAN FUNDS     AMERICAN FUNDS                      AMERICAN FUNDS    AMERICAN FUNDS
     CENTURY(R) VP    ASSET ALLOCATION     GLOBAL SMALL     AMERICAN FUNDS     GROWTH-INCOME     INTERNATIONAL
        VALUE--            FUND--        CAPITALIZATION--    GROWTH FUND--        FUND--            FUND--
       CLASS II        CLASS 2 SHARES     CLASS 2 SHARES    CLASS 2 SHARES    CLASS 2 SHARES    CLASS 2 SHARES
---------------------------------------------------------------------------------------------------------------
     $  1,359,440       $    171,174       $    448,692      $  1,226,359      $     20,664      $  1,725,486
               --                 --                 --                --                --                --
            4,188                 --                 --                --                --                --

              241                 --                 --                --                --                71
     ------------       ------------       ------------      ------------      ------------      ------------
     $  1,363,387       $    171,174       $    448,692      $  1,226,359      $     20,664      $  1,725,415
     ============       ============       ============      ============      ============      ============
     $         --       $         --       $         --      $         --      $         --      $         --
          370,360                 --                 --                --                --           111,903
          993,027            171,174            448,692         1,226,359            20,664         1,613,512
     ------------       ------------       ------------      ------------      ------------      ------------
     $  1,363,387       $    171,174       $    448,692      $  1,226,359      $     20,664      $  1,725,415
     ============       ============       ============      ============      ============      ============
     $         --       $         --       $         --      $         --      $         --      $         --
     ============       ============       ============      ============      ============      ============
     $      14.36       $         --       $         --      $         --      $         --      $      10.86
     ============       ============       ============      ============      ============      ============
     $      13.12       $      10.83       $      12.35      $      11.01      $      10.12      $      11.16
     ============       ============       ============      ============      ============      ============
     $  1,346,242       $    165,600       $    406,413      $  1,302,171      $     21,084      $  1,770,683
     ============       ============       ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2007
(Unaudited)

                                                                                                   DELAWARE VIP
                                                                CVS CALVERT                        INTERNATIONAL
                                                                  SOCIAL                           VALUE EQUITY
                                                                 BALANCED         DAVIS VALUE        SERIES--
                                                                 PORTFOLIO         PORTFOLIO      STANDARD CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $     15,790      $  1,523,329      $    406,850
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................             --                --                --

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $     15,790      $  1,523,329      $    406,850
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $         --      $         --      $         --
    Series II Policies......................................             --                --                --
    Series III Policies.....................................         15,790         1,523,329           406,850
                                                               ------------      ------------      ------------
      Total net assets......................................   $     15,790      $  1,523,329      $    406,850
                                                               ============      ============      ============
    Series I Variable accumulation unit value...............   $         --      $         --      $         --
                                                               ============      ============      ============
    Series II Variable accumulation unit value..............   $         --      $      11.53      $         --
                                                               ============      ============      ============
    Series III Variable accumulation unit value.............   $      12.81      $      12.14      $      11.22
                                                               ============      ============      ============
Identified Cost of Investment...............................   $     14,782      $  1,408,304      $    507,853
                                                               ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


      DREYFUS IP        DREYFUS VIF       DREYFUS VIF       DWS DREMAN            DWS                           FIDELITY(R) VIP
      TECHNOLOGY        DEVELOPING         EMERGING        SMALL MID CAP       SMALL CAP      FIDELITY(R) VIP       EQUITY-
       GROWTH--          LEADERS--         LEADERS--        VALUE VIP--       INDEX VIP--     CONTRAFUND(R)--      INCOME--
    INITIAL SHARES    INITIAL SHARES    INITIAL SHARES    CLASS A SHARES    CLASS A SHARES     INITIAL CLASS     INITIAL CLASS
-------------------------------------------------------------------------------------------------------------------------------
     $    566,724      $     23,262      $         --      $      3,773      $ 18,574,292      $ 16,608,128      $  8,787,381
               --                --                --                --                --                --                --
               --                --                --                --               751            19,965             1,953

               --                --                --                --                70             1,394               119
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $    566,724      $     23,262      $         --      $      3,773      $ 18,574,973      $ 16,626,699      $  8,789,215
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $         --      $         --      $         --      $    287,914      $     65,196
               --                24                --                --           107,815         1,347,444            12,188
          566,724            23,238                --             3,773        18,467,158        14,991,341         8,711,831
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $    566,724      $     23,262      $         --      $      3,773      $ 18,574,973      $ 16,626,699      $  8,789,215
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $         --      $         --      $         --      $      21.60      $      17.04
     ============      ============      ============      ============      ============      ============      ============
     $       9.86      $      10.90      $         --      $         --      $      15.75      $      19.23      $      18.45
     ============      ============      ============      ============      ============      ============      ============
     $      11.26      $      11.73      $      11.02      $       9.99      $      14.61      $      15.77      $      14.97
     ============      ============      ============      ============      ============      ============      ============
     $    505,334      $     23,534      $         --      $      3,788      $ 18,194,497      $ 15,593,636      $  7,937,003
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2007
(Unaudited)


                                                              FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                               FREEDOM 2010      FREEDOM 2020      FREEDOM 2030
                                                                PORTFOLIO--       PORTFOLIO--       PORTFOLIO--
                                                              INITIAL SHARES    INITIAL SHARES    INITIAL SHARES
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $    392,079      $    517,853      $    795,439
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................            319                83             9,170

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................             --                10                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $    392,398      $    517,926      $    804,609
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $         --      $         --      $         --
    Series II Policies......................................             --            18,061                --
    Series III Policies.....................................        392,398           499,865           804,609
                                                               ------------      ------------      ------------
      Total net assets......................................   $    392,398      $    517,926      $    804,609
                                                               ============      ============      ============
    Series I Variable accumulation unit value...............   $         --      $         --      $         --
                                                               ============      ============      ============
    Series II Variable accumulation unit value..............   $         --      $      10.76      $         --
                                                               ============      ============      ============
    Series III Variable accumulation unit value.............   $      11.67      $      12.07      $      12.07
                                                               ============      ============      ============
Identified Cost of Investment...............................   $    374,925      $    493,222      $    738,819
                                                               ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                                                                  JANUS ASPEN
                                        FIDELITY(R) VIP                                       FIDELITY(R) VIP       SERIES
    FIDELITY(R) VIP   FIDELITY(R) VIP     INVESTMENT      FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE          BALANCED--
       GROWTH--         INDEX 500--      GRADE BOND--        MID-CAP--        OVERSEAS--       STRATEGIES--      INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS 2       SHARES
-------------------------------------------------------------------------------------------------------------------------------
     $  3,200,301      $ 34,190,737      $  5,099,780      $ 22,548,826      $ 15,306,837      $    338,122      $ 14,849,201
               --                --                --                --                --                --                --
            7,016            30,456             6,981             2,494           261,758                --            13,961

               52             1,153               992               890                --                --            19,364
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  3,207,265      $ 34,220,040      $  5,105,769      $ 22,550,430      $ 15,568,595      $    338,122      $ 14,843,798
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $         --      $         --      $         --      $         --      $ 10,019,927
           79,053         1,767,899         1,585,968         1,359,925                --                --         1,720,573
        3,128,212        32,452,141         3,519,801        21,190,505        15,568,595           338,122         3,103,298
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  3,207,265      $ 34,220,040      $  5,105,769      $ 22,550,430      $ 15,568,595      $    338,122      $ 14,843,798
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $         --      $         --      $         --      $         --      $      19.64
     ============      ============      ============      ============      ============      ============      ============
     $      13.12      $      17.17      $      12.65      $      22.16      $      15.82      $         --      $      14.49
     ============      ============      ============      ============      ============      ============      ============
     $      12.62      $      13.95      $      11.10      $      17.37      $      16.62      $      16.29      $      13.50
     ============      ============      ============      ============      ============      ============      ============
     $  2,727,134      $ 29,389,515      $  5,216,260      $ 20,845,469      $ 13,847,017      $    317,206      $ 12,503,528
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2007
(Unaudited)

                                                                                                   JANUS ASPEN
                                                                                 JANUS ASPEN         SERIES
                                                               JANUS ASPEN     SERIES MID CAP       WORLDWIDE
                                                             SERIES FORTY--       GROWTH--          GROWTH--
                                                              INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                                                 SHARES            SHARES            SHARES
                                                             ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................  $  5,115,091      $  6,667,854      $    988,966
  Dividends due and accrued.................................            --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................            --               300               151

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................            --                --               569
                                                              ------------      ------------      ------------
      Total net assets......................................  $  5,115,091      $  6,668,154      $    988,548
                                                              ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................  $         --      $         --      $    302,019
    Series II Policies......................................            --                --                --
    Series III Policies.....................................     5,115,091         6,668,154           686,529
                                                              ------------      ------------      ------------
      Total net assets......................................  $  5,115,091      $  6,668,154      $    988,548
                                                              ============      ============      ============
    Series I Variable accumulation unit value...............  $         --      $         --      $      15.06
                                                              ============      ============      ============
    Series II Variable accumulation unit value..............  $         --      $         --      $      10.53
                                                              ============      ============      ============
    Series III Variable accumulation unit value.............  $      12.39      $      16.13      $      13.77
                                                              ============      ============      ============
Identified Cost of Investment...............................  $  4,447,271      $  5,551,313      $    772,796
                                                              ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                           LVIP BARON
                                             GROWTH
         LAZARD          LORD ABBETT      OPPORTUNITIES        MFS(R)          MFS(R) NEW                         MORGAN STANLEY
       RETIREMENT       SERIES FUND--        FUND--           INVESTORS         DISCOVERY      MFS(R) UTILITIES    UIF EMERGING
     INTERNATIONAL      MID-CAP VALUE     SERVICE CLASS    TRUST SERIES--       SERIES--           SERIES--       MARKETS DEBT--
    EQUITY PORTFOLIO      PORTFOLIO          SHARES         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS         CLASS I
---------------------------------------------------------------------------------------------------------------------------------
      $  2,962,256      $ 12,401,535      $  1,929,621      $    206,624      $      9,398       $  1,220,437      $    567,449
                --                --                --                --                --                 --                --
               233             9,277               300                --                --              8,381             6,981

                77               120                48               136                --                 87                78
      ------------      ------------      ------------      ------------      ------------       ------------      ------------
      $  2,962,412      $ 12,410,692      $  1,929,873      $    206,488      $      9,398       $  1,228,731      $    574,352
      ============      ============      ============      ============      ============       ============      ============
      $         --      $         --      $         --      $         --      $         --       $         --      $         --
           121,209           183,536            74,544           206,488                --            139,513           125,363
         2,841,203        12,227,156         1,855,329                --             9,398          1,089,218           448,989
      ------------      ------------      ------------      ------------      ------------       ------------      ------------
      $  2,962,412      $ 12,410,692      $  1,929,873      $    206,488      $      9,398       $  1,228,731      $    574,352
      ============      ============      ============      ============      ============       ============      ============
      $         --      $         --      $         --      $         --      $         --       $         --      $         --
      ============      ============      ============      ============      ============       ============      ============
      $      10.30      $      20.05      $      11.22      $      16.68      $         --       $      16.23      $      12.86
      ============      ============      ============      ============      ============       ============      ============
      $      14.25      $      15.66      $      12.36      $         --      $      12.96       $      17.92      $      13.84
      ============      ============      ============      ============      ============       ============      ============
      $  2,723,100      $ 11,299,702      $  1,956,147      $    143,519      $      8,208       $  1,065,524      $    547,153
      ============      ============      ============      ============      ============       ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2007
(Unaudited)

                                                             MORGAN STANLEY
                                                              UIF EMERGING     MORGAN STANLEY       PIMCO LOW
                                                                 MARKETS        UIF U.S. REAL      DURATION--
                                                                EQUITY--          ESTATE--       ADMINISTRATIVE
                                                                 CLASS I           CLASS I        CLASS SHARES
                                                             ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................  $  5,068,075      $ 10,977,399      $    377,608
  Dividends due and accrued.................................            --                --             1,483
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................           956            16,304            16,753

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................           181               231                --
                                                              ------------      ------------      ------------
      Total net assets......................................  $  5,068,850      $ 10,993,472      $    395,844
                                                              ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................  $     68,451      $         --      $         --
    Series II Policies......................................        83,895           362,733               364
    Series III Policies.....................................     4,916,504        10,630,739           395,480
                                                              ------------      ------------      ------------
      Total net assets......................................  $  5,068,850      $ 10,993,472      $    395,844
                                                              ============      ============      ============
    Series I Variable accumulation unit value...............  $      27.09      $         --      $         --
                                                              ============      ============      ============
    Series II Variable accumulation unit value..............  $      19.48      $      26.16      $      10.12
                                                              ============      ============      ============
    Series III Variable accumulation unit value.............  $      23.97      $      21.37      $      10.70
                                                              ============      ============      ============
Identified Cost of Investment...............................  $  3,447,348      $ 11,087,933      $    378,989
                                                              ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                               ROYCE             ROYCE
      PIMCO REAL        PIMCO TOTAL       PIMCO U.S.         MICRO-CAP         SMALL-CAP       T. ROWE PRICE
       RETURN--          RETURN--        GOVERNMENT--       PORTFOLIO--       PORTFOLIO--        BLUE CHIP       T. ROWE PRICE
    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE      INVESTMENT        INVESTMENT          GROWTH         EQUITY INCOME
     CLASS SHARES      CLASS SHARES      CLASS SHARES          CLASS             CLASS           PORTFOLIO         PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
     $  3,125,581      $ 19,235,444      $     37,727      $  3,413,052      $  2,867,147      $  7,598,045      $ 21,038,893
           12,395            77,706               162                --                --                --                --
          934,000             4,025                --                 5                 9               480            10,098

               58                --                --               284                --                --             2,520
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  4,071,918      $ 19,317,175      $     37,889      $  3,412,773      $  2,867,156      $  7,598,525      $ 21,046,471
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $         --      $         --      $         --      $         --      $    679,316
           94,465                --                --           441,998                --                --         1,904,876
        3,977,453        19,317,175            37,889         2,970,775         2,867,156         7,598,525        18,462,279
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  4,071,918      $ 19,317,175      $     37,889      $  3,412,773      $  2,867,156      $  7,598,525      $ 21,046,471
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $         --      $         --      $         --      $         --      $      18.52
     ============      ============      ============      ============      ============      ============      ============
     $      10.49      $      10.65      $         --      $      16.18      $      10.50      $      12.64      $      15.99
     ============      ============      ============      ============      ============      ============      ============
     $      10.56      $      11.05      $      10.61      $      16.29      $      12.96      $      13.85      $      14.89
     ============      ============      ============      ============      ============      ============      ============
     $  3,271,420      $ 19,550,297      $     38,983      $  3,046,925      $  2,578,549      $  6,669,489      $ 18,929,855
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2007
(Unaudited)


                                                              T. ROWE PRICE     T. ROWE PRICE     T. ROWE PRICE
                                                                INDEX 500       INTERNATIONAL     LIMITED-TERM
                                                                PORTFOLIO      STOCK PORTFOLIO   BOND PORTFOLIO
                                                             ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................  $    366,621      $  1,668,075      $  1,213,647
  Dividends due and accrued.................................            --                --             4,071
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................            --             3,810            18,149

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges......................            --               262                64
                                                              ------------      ------------      ------------
      Total net assets......................................  $    366,621      $  1,671,623      $  1,235,803
                                                              ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................  $         --      $         --      $         --
    Series II Policies......................................            --           406,673           102,263
    Series III Policies.....................................       366,621         1,264,950         1,133,540
                                                              ------------      ------------      ------------
      Total net assets......................................  $    366,621      $  1,671,623      $  1,235,803
                                                              ============      ============      ============
    Series I Variable accumulation unit value...............  $         --      $         --      $         --
                                                              ============      ============      ============
    Series II Variable accumulation unit value..............  $         --      $      16.77      $      11.42
                                                              ============      ============      ============
    Series III Variable accumulation unit value.............  $      13.03      $      16.73      $      10.85
                                                              ============      ============      ============
Identified Cost of Investment...............................  $    336,601      $  1,359,272      $  1,214,677
                                                              ============      ============      ============

Not all Investment Divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                       T. ROWE PRICE        VAN ECK
     T. ROWE PRICE       PERSONAL          WORLDWIDE
      NEW AMERICA        STRATEGY          ABSOLUTE
        GROWTH           BALANCED       RETURN--INITIAL
       PORTFOLIO         PORTFOLIO       CLASS SHARES
-------------------------------------------------------
     $  1,382,511      $ 10,910,977      $    303,163
               --                --                --
               --           262,453                --

              163                --                --
     ------------      ------------      ------------
     $  1,382,348      $ 11,173,430      $    303,163
     ============      ============      ============
     $         --      $         --      $         --
          245,175                --                --
        1,137,173        11,173,430           303,163
     ------------      ------------      ------------
     $  1,382,348      $ 11,173,430      $    303,163
     ============      ============      ============
     $         --      $         --      $         --
     ============      ============      ============
     $      13.32      $         --      $         --
     ============      ============      ============
     $      12.64      $      13.88      $      11.66
     ============      ============      ============
     $  1,227,925      $ 10,497,043      $    281,232
     ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2007
(Unaudited)


                                                                                  MAINSTAY VP
                                                                MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                                  BOND--        APPRECIATION--         CASH
                                                               INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $          --     $          --     $   2,271,468
  Mortality and expense risk charges........................          (2,857)          (43,879)         (206,180)
                                                               -------------     -------------     -------------
      Net investment income (loss)..........................          (2,857)          (43,879)        2,065,288
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       1,139,630        16,570,512        20,971,087
  Cost of investments sold..................................      (1,097,071)      (14,689,160)      (20,971,500)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............          42,559         1,881,352              (413)
  Realized gain distribution received.......................              --                --                --
  Change in unrealized appreciation (depreciation)
    on investments..........................................         (28,283)          185,836               796
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................          14,276         2,067,188               383
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $      11,419     $   2,023,309     $   2,065,671
                                                               =============     =============     =============


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               INTERNATIONAL       LARGE CAP          MID CAP
                                                                 EQUITY--          GROWTH--           CORE--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $          --     $          --     $          --
  Mortality and expense risk charges........................        (263,932)             (410)          (94,704)
                                                               -------------     -------------     -------------
      Net investment income (loss)..........................        (263,932)             (410)          (94,704)
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      32,623,615            70,473         7,307,839
  Cost of investments sold..................................     (20,730,019)          (56,786)       (6,356,675)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............      11,893,596            13,687           951,164
  Realized gain distribution received.......................              --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      (5,706,135)             (687)        6,790,157
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................       6,187,461            13,000         7,741,321
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $   5,923,529     $      12,590     $   7,646,617
                                                               =============     =============     =============

Not all Investment Divisions are available under all policies.

(a) For the period January 2007 (Commencement of Investments) through June 2007.

(b) For the period May 2007 (Commencement of Investments) through June 2007.

(c) For the period June 2007 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                              MAINSTAY VP
      MAINSTAY VP                                                             HIGH YIELD        MAINSTAY VP       MAINSTAY VP
        COMMON           MAINSTAY         MAINSTAY VP       MAINSTAY VP        CORPORATE        ICAP SELECT       INCOME AND
        STOCK--        CONVERTIBLE--    FLOATING RATE--    GOVERNMENT--         BOND--           EQUITY--          GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $          --     $          --     $      17,261     $          --     $          --     $          --     $          --
          (135,579)             (729)           (1,179)           (1,124)          (19,810)             (632)              (54)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
          (135,579)             (729)           16,082            (1,124)          (19,810)             (632)              (54)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
           437,401            53,312            90,915            22,518         2,413,069           209,251         1,000,562
          (327,689)          (47,542)          (90,904)          (22,225)       (2,195,144)         (173,359)         (872,055)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
           109,712             5,770                11               293           217,925            35,892           128,507
                --                --                --                --                --                --                --
         7,802,484            36,861            (1,270)            3,100            (9,482)          (18,827)         (126,686)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
         7,912,196            42,631            (1,259)            3,393           208,443            17,065             1,821
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
     $   7,776,617     $      41,902     $      14,823     $       2,269     $     188,633     $      16,433     $       1,767
     =============     =============     =============     =============     =============     =============     =============


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                                               A I M
        MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP        V.I. GLOBAL
       GROWTH--           VALUE--           INDEX--          GROWTH--       TOTAL RETURN--        VALUE--       REAL ESTATE FUND--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERIES I SHARES
    ------------------------------------------------------------------------------------------------------------------------------
     $          --     $          --     $          --     $          --     $          --     $          --      $          --
           (16,175)          (85,743)         (525,131)           (6,737)          (18,571)         (233,086)            (9,866)
     -------------     -------------     -------------     -------------     -------------     -------------      -------------
           (16,175)          (85,743)         (525,131)           (6,737)          (18,571)         (233,086)            (9,866)
     -------------     -------------     -------------     -------------     -------------     -------------      -------------
         3,396,841           262,030         8,264,382         1,443,885           232,329         4,636,579          9,983,121
        (3,096,753)         (197,760)       (7,481,900)       (1,387,456)         (202,831)       (4,013,646)        (9,495,629)
     -------------     -------------     -------------     -------------     -------------     -------------      -------------
           300,088            64,270           782,482            56,429            29,498           622,933            487,492
                --                --                --                --                --                --                 --
         1,003,625         6,713,264         9,340,997           172,683           208,348        12,776,668           (361,003)
     -------------     -------------     -------------     -------------     -------------     -------------      -------------
         1,303,713         6,777,534        10,123,479           229,112           237,846        13,399,601            126,489
     -------------     -------------     -------------     -------------     -------------     -------------      -------------
     $   1,287,538     $   6,691,791     $   9,598,348     $     222,375     $     219,275     $  13,166,515      $     116,623
     =============     =============     =============     =============     =============     =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
(Unaudited)

                                                                A I M V.I.      ALGER AMERICAN     ALGER AMERICAN
                                                               INTERNATIONAL       LEVERAGED            SMALL
                                                               GROWTH FUND--       ALLCAP--       CAPITALIZATION--
                                                              SERIES I SHARES   CLASS O SHARES     CLASS O SHARES
                                                              -----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --      $         --       $         --
  Mortality and expense risk charges........................           (856)             (293)            (5,413)
                                                               ------------      ------------       ------------
      Net investment income (loss)..........................           (856)             (293)            (5,413)
                                                               ------------      ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................          3,716           120,011          1,457,717
  Cost of investments sold..................................         (2,935)          (86,658)        (1,177,643)
                                                               ------------      ------------       ------------
      Net realized gain (loss) on investments...............            781            33,353            280,074
  Realized gain distribution received.......................             --                --                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................         62,712           (13,018)            38,368
                                                               ------------      ------------       ------------
      Net gain (loss) on investments........................         63,493            20,335            318,442
                                                               ------------      ------------       ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $     62,637      $     20,042       $    313,029
                                                               ============      ============       ============

                                                                                  DELAWARE VIP
                                                                                  INTERNATIONAL       DREYFUS IP
                                                                                  VALUE EQUITY        TECHNOLOGY
                                                                DAVIS VALUE         SERIES--           GROWTH--
                                                                 PORTFOLIO      STANDARD CLASS(A)   INITIAL SHARES
                                                              -----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --       $      7,678       $         --
  Mortality and expense risk charges........................         (2,124)              (712)              (990)
                                                               ------------       ------------       ------------
      Net investment income (loss)..........................         (2,124)             6,966               (990)
                                                               ------------       ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        352,903              1,573             22,435
  Cost of investments sold..................................       (314,210)            (1,998)           (18,881)
                                                               ------------       ------------       ------------
      Net realized gain (loss) on investments...............         38,693               (425)             3,554
  Realized gain distribution received.......................             --            136,377                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................         72,402           (101,003)            27,741
                                                               ------------       ------------       ------------
      Net gain (loss) on investments........................        111,095             34,949             31,295
                                                               ------------       ------------       ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $    108,971       $     41,915       $     30,305
                                                               ============       ============       ============

Not all Investment Divisions are available under all policies.

(a)  For the period January 2007 (Commencement of Investments) through June
2007.

(b)  For the period May 2007 (Commencement of Investments) through June 2007.

(c)  For the period June 2007 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

       AMERICAN        AMERICAN FUNDS      AMERICAN FUNDS                          AMERICAN FUNDS      AMERICAN FUNDS
     CENTURY(R) VP    ASSET ALLOCATION      GLOBAL SMALL       AMERICAN FUNDS       GROWTH-INCOME       INTERNATIONAL
        VALUE--            FUND--         CAPITALIZATION--      GROWTH FUND--          FUND--              FUND--
       CLASS II       CLASS 2 SHARES(A)   CLASS 2 SHARES(A)    CLASS 2 SHARES     CLASS 2 SHARES(B)   CLASS 2 SHARES(A)
    -------------------------------------------------------------------------------------------------------------------
     $     17,073       $        588        $      7,484        $      1,962        $         44        $      2,992
           (2,061)              (311)               (870)               (481)                 (7)               (706)
     ------------       ------------        ------------        ------------        ------------        ------------
           15,012                277               6,614               1,481                  37               2,286
     ------------       ------------        ------------        ------------        ------------        ------------
           11,028                698               2,157                  37                  33                 851
           (9,915)              (668)             (1,943)                (37)                (32)               (828)
     ------------       ------------        ------------        ------------        ------------        ------------
            1,113                 30                 214                  --                   1                  23
           97,559              5,424              32,110              81,469                 530              81,339
          (39,064)             5,574              42,280             (75,789)               (420)            (45,196)
     ------------       ------------        ------------        ------------        ------------        ------------
           59,608             11,028              74,604               5,680                 111              36,166
     ------------       ------------        ------------        ------------        ------------        ------------
     $     74,620       $     11,305        $     81,218        $      7,161        $        148        $     38,452
     ============       ============        ============        ============        ============        ============


       CVS CALVERT
         SOCIAL
        BALANCED
        PORTFOLIO
     ---------------
      $         --
               (44)
      ------------
               (44)
      ------------
             6,970
            (6,652)
      ------------
               318
                --
               310
      ------------
               628
      ------------
      $        584
      ============

                                             DWS DREMAN
      DREYFUS VIF        DREYFUS VIF        SMALL MID CAP            DWS
      DEVELOPING          EMERGING           VALUE VIP--          SMALL CAP        FIDELITY(R) VIP     FIDELITY(R) VIP
       LEADERS--          LEADERS--            CLASS A           INDEX VIP--       CONTRAFUND(R)--     EQUITY-INCOME--
    INITIAL SHARES     INITIAL SHARES         SHARES(C)        CLASS A SHARES       INITIAL CLASS       INITIAL CLASS
    -------------------------------------------------------------------------------------------------------------------
     $        163       $         --        $         --        $    167,757        $      4,371        $      3,322
              (56)              (189)                 (1)            (41,412)            (30,415)            (19,286)
     ------------       ------------        ------------        ------------        ------------        ------------
              107               (189)                 (1)            126,345             (26,044)            (15,964)
     ------------       ------------        ------------        ------------        ------------        ------------
           12,348            173,284                  --          14,349,896           1,276,124           1,399,689
          (11,425)          (168,133)                 --         (13,501,765)         (1,039,853)         (1,216,908)
     ------------       ------------        ------------        ------------        ------------        ------------
              923              5,151                  --             848,131             236,271             182,781
            2,856                169                  --           1,229,389             174,824              13,289
           (2,862)            (2,357)                (15)         (1,080,177)            925,363             570,291
     ------------       ------------        ------------        ------------        ------------        ------------
              917              2,963                 (15)            997,343           1,336,458             766,361
     ------------       ------------        ------------        ------------        ------------        ------------
     $      1,024       $      2,774        $        (16)       $  1,123,688        $  1,310,414        $    750,397
     ============       ============        ============        ============        ============        ============


     FIDELITY(R) VIP
      FREEDOM 2010
       PORTFOLIO--
     INITIAL SHARES
     ---------------
      $         --
              (661)
      ------------
              (661)
      ------------
           174,110
          (168,998)
      ------------
             5,112
             2,288
            11,876
      ------------
            19,276
      ------------
      $     18,615
      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
(Unaudited)


                                                              FIDELITY(R) VIP   FIDELITY(R) VIP
                                                               FREEDOM 2020      FREEDOM 2030     FIDELITY(R) VIP
                                                                PORTFOLIO--       PORTFOLIO--        GROWTH--
                                                              INITIAL SHARES    INITIAL SHARES     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --      $         --      $     18,218
  Mortality and expense risk charges........................           (659)           (1,104)           (6,371)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................           (659)           (1,104)           11,847
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................         42,407             5,323           191,418
  Cost of investments sold..................................        (41,060)           (4,748)         (150,669)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............          1,347               575            40,749
  Realized gain distribution received.......................          3,063             6,706                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................         19,422            43,589           289,788
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................         23,832            50,870           330,537
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $     23,173      $     49,766      $    342,384
                                                               ============      ============      ============

                                                                                  JANUS ASPEN
                                                                JANUS ASPEN         SERIES
                                                              SERIES MID CAP       WORLDWIDE           LAZARD
                                                                 GROWTH--          GROWTH--          RETIREMENT
                                                               INSTITUTIONAL     INSTITUTIONAL     INTERNATIONAL
                                                                  SHARES            SHARES        EQUITY PORTFOLIO
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $      6,034      $      4,078       $         --
  Mortality and expense risk charges........................        (13,040)           (2,378)            (3,677)
                                                               ------------      ------------       ------------
      Net investment income (loss)..........................         (7,006)            1,700             (3,677)
                                                               ------------      ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        542,786            40,899             72,424
  Cost of investments sold..................................       (406,652)          (30,228)           (68,201)
                                                               ------------      ------------       ------------
      Net realized gain (loss) on investments...............        136,134            10,671              4,223
  Realized gain distribution received.......................         35,244                --                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        520,414           101,329            171,394
                                                               ------------      ------------       ------------
      Net gain (loss) on investments........................        691,792           112,000            175,617
                                                               ------------      ------------       ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $    684,786      $    113,700       $    171,940
                                                               ============      ============       ============

Not all Investment Divisions are available under all policies.

(a)  For the period January 2007 (Commencement of Investments) through June
     2007.

(b)  For the period May 2007 (Commencement of Investments) through June 2007.

(c)  For the period June 2007 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                                               JANUS ASPEN
                      FIDELITY(R) VIP                                       FIDELITY(R) VIP       SERIES        JANUS ASPEN
    FIDELITY(R) VIP     INVESTMENT      FIDELITY(R) VIP   FIDELITY(R) VIP        VALUE          BALANCED--     SERIES FORTY--
      INDEX 500--      GRADE BOND--        MID-CAP--        OVERSEAS--       STRATEGIES--     INSTITUTIONAL    INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS 2       SHARES           SHARES
    -------------------------------------------------------------------------------------------------------------------------
     $    498,995      $    203,486      $     92,348      $    216,966      $        987      $    210,803     $      7,743
          (65,501)           (8,927)          (42,540)          (32,569)             (649)          (41,536)          (9,348)
     ------------      ------------      ------------      ------------      ------------      ------------     ------------
          433,494           194,559            49,808           184,397               338           169,267           (1,605)
     ------------      ------------      ------------      ------------      ------------      ------------     ------------
        3,303,004         1,072,833         1,488,906         3,714,396            10,243           222,562          386,603
       (2,509,490)       (1,098,348)       (1,156,409)       (2,820,646)          (10,481)         (201,573)        (351,981)
     ------------      ------------      ------------      ------------      ------------      ------------     ------------
          793,514           (25,515)          332,497           893,750              (238)           20,989           34,622
               --                --         1,777,300           947,800            30,612                --               --
          785,484          (152,913)          202,823          (166,359)           10,932           634,838          422,871
     ------------      ------------      ------------      ------------      ------------      ------------     ------------
        1,578,998          (178,428)        2,312,620         1,675,191            41,306           655,827          457,493
     ------------      ------------      ------------      ------------      ------------      ------------     ------------
     $  2,012,492      $     16,131      $  2,362,428      $  1,859,588      $     41,644      $    825,094     $    455,888
     ============      ============      ============      ============      ============      ============     ============

                        LVIP BARON
                          GROWTH                                                                                MORGAN STANLEY
      LORD ABBETT      OPPORTUNITIES        MFS(R)          MFS(R) NEW                         MORGAN STANLEY    UIF EMERGING
     SERIES FUND--        FUND--        INVESTORS TRUST      DISCOVERY      MFS(R) UTILITIES    UIF EMERGING       MARKETS
     MID-CAP VALUE     SERVICE CLASS       SERIES--          SERIES--           SERIES--       MARKETS DEBT--      EQUITY--
       PORTFOLIO          SHARES         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I          CLASS I
    --------------------------------------------------------------------------------------------------------------------------
     $         --      $         --      $      1,671      $         --       $      9,044      $         --     $         --
          (25,117)           (2,157)             (246)              (27)            (1,795)             (776)          (9,634)
     ------------      ------------      ------------      ------------       ------------      ------------     ------------
          (25,117)           (2,157)            1,425               (27)             7,249              (776)          (9,634)
     ------------      ------------      ------------      ------------       ------------      ------------     ------------
        3,136,657            28,720             2,005             7,075              7,077           106,983          322,020
       (2,807,376)          (27,433)           (1,279)           (5,993)            (5,568)         (108,046)        (146,812)
     ------------      ------------      ------------      ------------       ------------      ------------     ------------
          329,281             1,287               726             1,082              1,509            (1,063)         175,208
               --           154,836             1,695             1,075             65,558                --               --
          908,450           (82,260)           10,365              (775)            71,839            11,846          568,080
     ------------      ------------      ------------      ------------       ------------      ------------     ------------
        1,237,731            73,863            12,786             1,382            138,906            10,783          743,288
     ------------      ------------      ------------      ------------       ------------      ------------     ------------
     $  1,212,614      $     71,706      $     14,211      $      1,355       $    146,155      $     10,007     $    733,654
     ============      ============      ============      ============       ============      ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
(Unaudited)

                                                              MORGAN STANLEY      PIMCO LOW        PIMCO REAL
                                                              UIF U.S. REAL      DURATION--         RETURN--
                                                                 ESTATE--      ADMINISTRATIVE    ADMINISTRATIVE
                                                                 CLASS I        CLASS SHARES      CLASS SHARES
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --     $      6,899      $     68,990
  Mortality and expense risk charges........................        (14,129)            (578)           (6,225)
                                                               ------------     ------------      ------------
      Net investment income (loss)..........................        (14,129)           6,321            62,765
                                                               ------------     ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      2,529,556           21,290           551,347
  Cost of investments sold..................................     (1,915,577)         (21,050)         (602,314)
                                                               ------------     ------------      ------------
      Net realized gain (loss) on investments...............        613,979              240           (50,967)
  Realized gain distribution received.......................             --               --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     (1,079,805)          (2,272)           (5,746)
                                                               ------------     ------------      ------------
      Net gain (loss) on investments........................       (465,826)          (2,032)          (56,713)
                                                               ------------     ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $   (479,955)    $      4,289      $      6,052
                                                               ============     ============      ============

                                                                                                   T. ROWE PRICE
                                                               T. ROWE PRICE     T. ROWE PRICE      NEW AMERICA
                                                               INTERNATIONAL     LIMITED-TERM         GROWTH
                                                              STOCK PORTFOLIO   BOND PORTFOLIO       PORTFOLIO
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $         --      $     19,837      $         --
  Mortality and expense risk charges........................         (2,943)           (1,615)           (2,741)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................         (2,943)           18,222            (2,741)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................         84,066           410,408           373,198
  Cost of investments sold..................................        (64,963)         (407,218)         (338,928)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............         19,103             3,190            34,270
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        101,942            (5,131)           89,830
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................        121,045            (1,941)          124,100
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $    118,102      $     16,281      $    121,359
                                                               ============      ============      ============

Not all Investment Divisions are available under all policies.

(a) For the period January 2007 (Commencement of Investments) through June 2007.

(b) For the period May 2007 (Commencement of Investments) through June 2007.

(c) For the period June 2007 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                             ROYCE             ROYCE
      PIMCO TOTAL       PIMCO U.S.         MICRO-CAP         SMALL-CAP       T. ROWE PRICE
       RETURN--        GOVERNMENT--       PORTFOLIO--       PORTFOLIO--        BLUE CHIP       T. ROWE PRICE     T. ROWE PRICE
    ADMINISTRATIVE    ADMINISTRATIVE      INVESTMENT        INVESTMENT          GROWTH         EQUITY INCOME       INDEX 500
     CLASS SHARES      CLASS SHARES          CLASS             CLASS           PORTFOLIO         PORTFOLIO         PORTFOLIO
    ---------------------------------------------------------------------------------------------------------------------------
     $    437,681      $      1,132      $         --      $         --      $         --      $    145,767      $      2,895
          (41,827)             (185)           (5,273)           (4,285)          (16,310)          (36,316)             (772)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
          395,854               947            (5,273)           (4,285)          (16,310)          109,451             2,123
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
        6,425,306           584,649            91,259            59,252         2,407,990         2,469,356            12,992
       (6,653,802)         (589,746)          (66,704)          (55,695)       (1,933,684)       (2,159,883)          (10,521)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
         (228,496)           (5,097)           24,555             3,557           474,306           309,473             2,471
               --                --                --                --                --           161,999                --
         (116,561)            8,297           242,899           222,321           173,029           744,334            18,472
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
         (345,057)            3,200           267,454           225,878           647,335         1,215,806            20,943
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $     50,797      $      4,147      $    262,181      $    221,593      $    631,025      $  1,325,257      $     23,066
     ============      ============      ============      ============      ============      ============      ============

     T. ROWE PRICE        VAN ECK
       PERSONAL          WORLDWIDE
       STRATEGY          ABSOLUTE
       BALANCED       RETURN--INITIAL
       PORTFOLIO       CLASS SHARES
    ---------------------------------
     $    152,945      $      1,848
          (35,857)             (610)
     ------------      ------------
          117,088             1,238
     ------------      ------------
       13,729,178             1,597
      (12,410,334)           (1,455)
     ------------      ------------
        1,318,844               142
           91,090             6,351
         (382,495)           12,109
     ------------      ------------
        1,027,439            18,602
     ------------      ------------
     $  1,144,527      $     19,840
     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)


                                                                    MAINSTAY VP                     MAINSTAY VP
                                                                      BOND--                  CAPITAL APPRECIATION--
                                                                   INITIAL CLASS                   INITIAL CLASS
                                                          -------------------------------   ---------------------------
                                                                2007             2006           2007           2006
                                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................    $     (2,857)    $     (8,568)  $    (43,879)  $    (18,386)
    Net realized gain (loss) on investments.............          42,559          (41,551)     1,881,352        815,618
    Realized gain distribution received.................              --               --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................         (28,283)         185,215        185,836        (86,249)
                                                            ------------     ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................          11,419          135,096      2,023,309        710,983
                                                            ------------     ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................          82,498        1,116,821          9,059      3,931,846
    Cost of insurance...................................         (10,996)        (143,367)       (90,675)      (214,434)
    Policyowners' surrenders............................      (1,071,643)            (142)      (870,721)        (8,996)
    Net transfers from (to) Fixed Account...............         311,653       (1,689,903)    (4,796,048)   (11,520,845)
    Transfers between Investment Divisions..............         (37,947)      (4,795,568)            --     11,090,572
    Policyowners' death benefits........................            (328)              --             --             --
                                                            ------------     ------------   ------------   ------------
      Net contributions and (withdrawals)...............        (726,763)      (5,512,159)    (5,748,385)     3,278,143
                                                            ------------     ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................               4             (257)        (1,414)          (936)
                                                            ------------     ------------   ------------   ------------
        Increase (decrease) in net assets...............        (715,340)      (5,377,320)    (3,726,490)     3,988,190
NET ASSETS:
    Beginning of period.................................       2,257,209        7,634,529     22,881,836     18,893,646
                                                            ------------     ------------   ------------   ------------
    End of period.......................................    $  1,541,869     $  2,257,209   $ 19,155,346   $ 22,881,836
                                                            ============     ============   ============   ============

                                                                                                    MAINSTAY VP
                                                                    MAINSTAY VP                     HIGH YIELD
                                                                   GOVERNMENT--                  CORPORATE BOND--
                                                                   INITIAL CLASS                   INITIAL CLASS
                                                          -------------------------------   ---------------------------
                                                                2007             2006           2007           2006
                                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................    $     (1,124)    $     (2,108)  $    (19,810)  $     77,588
    Net realized gain (loss) on investments.............             293           10,673        217,925        699,507
    Realized gain distribution received.................              --               --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................           3,100           24,090         (9,482)       (24,458)
                                                            ------------     ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................           2,269           32,655        188,633        752,637
                                                            ------------     ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................          36,789          345,346      1,867,650      2,307,423
    Cost of insurance...................................          (4,453)         (32,647)       (40,244)      (146,105)
    Policyowners' surrenders............................              --             (995)        (2,128)          (261)
    Net transfers from (to) Fixed Account...............         141,839           15,930      4,188,802      1,064,380
    Transfers between Investment Divisions..............           3,570       (1,168,784)       308,527     (4,583,772)
    Policyowners' death benefits........................              --               --             --             --
                                                            ------------     ------------   ------------   ------------
      Net contributions and (withdrawals)...............         177,745         (841,150)     6,322,607     (1,358,335)
                                                            ------------     ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................              --              (50)            (9)          (484)
                                                            ------------     ------------   ------------   ------------
        Increase (decrease) in net assets...............         180,014         (808,545)     6,511,231       (606,182)
NET ASSETS:
    Beginning of period.................................         463,524        1,272,069      6,265,699      6,871,881
                                                            ------------     ------------   ------------   ------------
    End of period.......................................    $    643,538     $    463,524   $ 12,776,930   $  6,265,699
                                                            ============     ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period January 2006 (Commencement of Investments) through December 2006.
(b) For the period February 2006 (Commencement of Investments) through December 2006.
(c) For the period July 2006 (Commencement of Investments) through December 2006.
(d) For the period August 2006 (Commencement of Investments) through December 2006.
(e)  For the period December 2006 (Commencement of Investments).
(f) For the period January 2007 (Commencement of Investments) through June 2007.
(g) For the period May 2007 (Commencement of Investments) through June 2007.
(h)  For the period June 2007 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                 COMMON STOCK--                 CONVERTIBLE--                FLOATING RATE--
          CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007         2006(A)
    ---------------------------------------------------------------------------------------------------------------------
    $  2,065,288   $  1,829,253   $   (135,579)  $    327,293   $       (729)  $      7,975   $     16,082   $      7,769
            (413)           203        109,712        171,329          5,770         43,418             11           (419)
              --             --             --      2,249,612             --             --             --             --
             796         (1,504)     7,802,484     11,800,476         36,861          6,787         (1,270)            19
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,065,671      1,827,952      7,776,617     14,548,710         41,902         58,180         14,823          7,369
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      24,311,793     63,888,470        129,786        211,274         71,175        170,189        189,180         27,117
        (638,656)      (481,788)      (285,075)      (468,286)        (1,613)        (4,430)        (9,009)        (4,760)
        (270,772)    (6,842,290)       (19,395)            --             --             --             --             --
      29,346,908      5,955,052        541,660         53,712        (46,828)      (312,935)        43,135        219,149
        (336,452)   (43,004,454)        44,872         28,685            973             --        (42,149)        95,395
         (13,946)            --             --       (144,432)            --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      52,398,875     19,514,990        411,848       (319,047)        23,707       (147,176)       181,157        336,901
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (563)          (244)        (4,126)        (9,844)           (16)           (20)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      54,463,983     21,342,698      8,184,339     14,219,819         65,593        (89,016)       195,980        344,270
      55,810,162     34,467,464    104,206,163     89,986,344        429,748        518,764        344,270             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $110,274,145   $ 55,810,162   $112,390,502   $104,206,163   $    495,341   $    429,748   $    540,250   $    344,270
    ============   ============   ============   ============   ============   ============   ============   ============


            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
       ICAP SELECT EQUITY--           INCOME AND GROWTH--         INTERNATIONAL EQUITY--          LARGE CAP GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007           2006
    ---------------------------------------------------------------------------------------------------------------------
    $       (632)  $     (1,428)  $        (54)  $      1,506   $   (263,932)  $   (220,860)  $       (410)  $       (963)
          35,892         55,597        128,507         13,395     11,893,596      1,552,756         13,687         16,808
              --          1,797             --         12,618             --        847,211             --             --
         (18,827)        26,459       (126,686)       119,342     (5,706,135)    17,641,986           (687)         6,468
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          16,433         82,425          1,767        146,861      5,923,529     19,821,093         12,590         22,313
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --         17,289             (1)        51,404      1,613,416      4,330,330             --         11,450
          (5,336)       (18,036)          (430)       (13,451)      (765,986)    (1,526,537)        (3,020)        (9,037)
              --       (306,096)        (2,926)        (4,464)    (1,541,937)       (56,808)            --       (203,162)
              --         (5,292)            --            644    (25,998,923)     8,043,149             --           (841)
              --       (293,498)            --     (1,095,151)     1,046,300      1,893,117        (66,996)        (2,987)
              --             --             --             --        (15,592)       (78,149)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (5,336)      (605,633)        (3,357)    (1,061,018)   (25,662,722)    12,605,102        (70,016)      (204,577)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             (23)           (89)            --             --         (7,398)       (27,998)           (16)           (41)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          11,074       (523,297)        (1,590)      (914,157)   (19,746,591)    32,398,197        (57,442)      (182,305)
         180,721        704,018         23,409        937,566     92,335,835     59,937,638        191,977        374,282
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    191,795   $    180,721   $     21,819   $     23,409   $ 72,589,244   $ 92,335,835   $    134,535   $    191,977
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)


                                                                  MAINSTAY VP                   MAINSTAY VP
                                                                MID CAP CORE--               MID CAP GROWTH--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2007           2006           2007           2006
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $    (94,704)  $   (142,123)  $    (16,175)  $    (15,109)
    Net realized gain (loss) on investments.............       951,164        320,070        300,088         61,748
    Realized gain distribution received.................            --        410,739             --        173,087
    Change in unrealized appreciation (depreciation) on
      investments.......................................     6,790,157      7,192,494      1,003,625        256,842
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................     7,646,617      7,781,180      1,287,538        476,568
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................        80,060      3,816,726        351,005      2,049,576
    Cost of insurance...................................      (166,068)      (247,184)       (27,913)       (30,347)
    Policyowners' surrenders............................        (1,558)       (11,090)            --         (9,752)
    Net transfers from (to) Fixed Account...............    (1,213,317)     7,741,832     (1,797,089)     3,618,876
    Transfers between Investment Divisions..............        32,036      5,286,678         77,538      3,279,737
    Policyowners' death benefits........................            --             --         (8,686)            --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............    (1,268,847)    16,586,962     (1,405,145)     8,908,090
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................        (2,849)        (4,163)            --             --
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............     6,374,921     24,363,979       (117,607)     9,384,658
NET ASSETS:
    Beginning of period.................................    67,858,880     43,494,901      9,850,911        466,253
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $ 74,233,801   $ 67,858,880   $  9,733,304   $  9,850,911
                                                          ============   ============   ============   ============


                                                                  MAINSTAY VP                A I M V.I. GLOBAL
                                                                    VALUE--                 REAL ESTATE FUND--
                                                                 INITIAL CLASS                SERIES I SHARES
                                                          ---------------------------   ---------------------------
                                                              2007           2006           2007         2006(C)
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $   (233,086)  $    221,110   $     (9,866)  $     42,115
    Net realized gain (loss) on investments.............       622,933        685,971        487,492            252
    Realized gain distribution received.................            --      2,525,048             --        150,459
    Change in unrealized appreciation (depreciation) on
      investments.......................................    12,776,668     23,026,574       (361,003)       280,711
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................    13,166,515     26,458,703        116,623        473,537
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................         6,375      2,350,061         36,152        294,216
    Cost of insurance...................................      (452,741)      (756,975)       (12,765)        (1,073)
    Policyowners' surrenders............................        (1,533)        (4,382)            --             --
    Net transfers from (to) Fixed Account...............       551,312       (186,230)    (5,073,236)     4,812,883
    Transfers between Investment Divisions..............            --      8,462,624        407,828            591
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............       103,413      9,865,098     (4,642,021)     5,106,617
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................        (6,835)       (16,316)             2             --
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............    13,263,093     36,307,485     (4,525,396)     5,580,154
NET ASSETS:
    Beginning of period.................................   173,144,518    136,837,033      5,580,154             --
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $186,407,611   $173,144,518   $  1,054,758   $  5,580,154
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period January 2006 (Commencement of Investments) through December 2006.
(b) For the period February 2006 (Commencement of Investments) through December 2006.
(c) For the period July 2006 (Commencement of Investments) through December 2006.
(d) For the period August 2006 (Commencement of Investments) through December 2006.
(e)  For the period December 2006 (Commencement of Investments).
(f) For the period January 2007 (Commencement of Investments) through June 2007.
(g) For the period May 2007 (Commencement of Investments) through June 2007.
(h)  For the period June 2007 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
          MID CAP VALUE--               S&P 500 INDEX--             SMALL CAP GROWTH--              TOTAL RETURN--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007           2006
    ---------------------------------------------------------------------------------------------------------------------
    $    (85,743)  $    (91,632)  $   (525,131)  $   (158,467)  $     (6,737)  $     (8,384)  $    (18,571)  $      3,343
          64,270         78,999        782,482       (105,278)        56,429        (45,017)        29,498        162,372
              --        822,468             --             --             --             39             --         37,819
       6,713,264      7,104,275      9,340,997     19,402,275        172,683        149,097        208,348          7,483
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       6,691,791      7,914,110      9,598,348     19,138,530        222,375         95,735        219,275        211,017
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          34,524        114,049        825,328      5,639,756          7,515        936,160             --        215,115
        (173,602)      (285,304)    (1,656,336)    (3,099,259)        (8,211)       (10,843)       (39,146)       (34,943)
              --         (4,227)    (1,209,117)      (127,236)        (5,141)        (9,305)            --             --
         214,917       (101,511)    24,422,197     (2,022,809)      (619,866)       989,414     10,284,165        698,693
              --          3,884       (201,417)         3,008         (8,543)     2,561,151             --             --
              --             --             --       (282,093)            --             --             --        (40,057)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          75,839       (273,109)    22,180,655        111,367       (634,246)     4,466,577     10,245,019        838,808
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (3,287)        (4,948)       (13,862)       (33,016)            --             --           (254)          (350)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       6,764,343      7,636,053     31,765,141     19,216,881       (411,871)     4,562,312     10,464,040      1,049,475
      65,194,844     57,558,791    154,949,585    135,732,704      4,596,765         34,453      2,940,504      1,891,029
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 71,959,187   $ 65,194,844   $186,714,726   $154,949,585   $  4,184,894   $  4,596,765   $ 13,404,544   $  2,940,504
    ============   ============   ============   ============   ============   ============   ============   ============

          A I M V.I.
     INTERNATIONAL GROWTH               ALGER AMERICAN                ALGER AMERICAN            AMERICAN CENTURY(R) VP
            FUND--                    LEVERAGED ALLCAP--          SMALL CAPITALIZATION--                VALUE--
        SERIES I SHARES                 CLASS O SHARES                CLASS O SHARES                   CLASS II
-------------------------------   ---------------------------   ---------------------------   ---------------------------
        2007         2006(C)          2007           2006           2007           2006           2007           2006
-------------------------------------------------------------------------------------------------------------------------
    $       (856)  $        249   $       (293)  $       (277)  $     (5,413)  $     (3,317)  $     15,012   $      2,591
             781             15         33,353          5,614        280,074         13,865          1,113         (2,951)
              --             --             --             --             --             --         97,559         26,264
          62,712          3,468        (13,018)        23,371         38,368        167,676        (39,064)        49,778
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          62,637          3,732         20,042         28,708        313,029        178,224         74,620         75,682
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          27,992            674             --         23,963        339,737        442,115         94,176        156,387
          (2,163)          (153)          (610)        (1,128)       (14,023)       (13,852)        (6,889)        (7,405)
              --             --             --           (942)          (127)       (56,268)        (2,935)       (57,606)
         543,220         23,720       (119,108)        20,081        (12,961)       356,148        627,045         23,909
              --          1,856             --         46,347        (55,927)       859,133          1,413        142,194
              --             --             --             --         (5,155)            --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         569,049         26,097       (119,718)        88,321        251,544      1,587,276        712,810        257,479
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --             --             --             (5)            (8)           (12)           (25)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         631,686         29,829        (99,676)       117,029        564,568      1,765,492        787,418        333,136
          29,829             --        143,536         26,507      1,974,183        208,691        575,969        242,833
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    661,515   $     29,829   $     43,860   $    143,536   $  2,538,751   $  1,974,183   $  1,363,387   $    575,969
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)

                                                           AMERICAN FUNDS     AMERICAN FUNDS
                                                          ASSET ALLOCATION     GLOBAL SMALL           AMERICAN FUNDS
                                                               FUND--        CAPITALIZATION--          GROWTH FUND--
                                                           CLASS 2 SHARES     CLASS 2 SHARES          CLASS 2 SHARES
                                                          ----------------   ----------------   ---------------------------
                                                              2007(F)            2007(F)            2007         2006(E)
                                                          -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................    $        277       $      6,614     $      1,481   $         --
    Net realized gain (loss) on investments.............              30                214               --             --
    Realized gain distribution received.................           5,424             32,110           81,469             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................           5,574             42,280          (75,789)           (23)
                                                            ------------       ------------     ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................          11,305             81,218            7,161            (23)
                                                            ------------       ------------     ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................           9,525             24,020            6,324             --
    Cost of insurance...................................            (610)            (1,548)            (550)            --
    Policyowners' surrenders............................              --                 --               --             --
    Net transfers from (to) Fixed Account...............         150,954            345,002          180,382          5,213
    Transfers between Investment Divisions..............              --                 --        1,027,852             --
    Policyowners' death benefits........................              --                 --               --             --
                                                            ------------       ------------     ------------   ------------
      Net contributions and (withdrawals)...............         159,869            367,474        1,214,008          5,213
                                                            ------------       ------------     ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................              --                 --               --             --
                                                            ------------       ------------     ------------   ------------
        Increase (decrease) in net assets...............         171,174            448,692        1,221,169          5,190
NET ASSETS:
    Beginning of period.................................              --                 --            5,190             --
                                                            ------------       ------------     ------------   ------------
    End of period.......................................    $    171,174       $    448,692     $  1,226,359   $      5,190
                                                            ============       ============     ============   ============


                                                                    DREYFUS IP                      DREYFUS VIF
                                                                TECHNOLOGY GROWTH--            DEVELOPING LEADERS--
                                                                  INITIAL SHARES                  INITIAL SHARES
                                                          -------------------------------   ---------------------------
                                                               2007             2006            2007           2006
                                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $       (990)    $     (1,617)   $        107   $        701
    Net realized gain (loss) on investments.............          3,554           10,402             923        (29,549)
    Realized gain distribution received.................             --               --           2,856         29,484
    Change in unrealized appreciation (depreciation) on
      investments.......................................         27,741            6,531          (2,862)       (31,404)
                                                           ------------     ------------    ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................         30,305           15,316           1,024        (30,768)
                                                           ------------     ------------    ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................         40,765           38,310              --         85,931
    Cost of insurance...................................         (3,000)          (5,270)           (331)        (4,990)
    Policyowners' surrenders............................             --           (7,126)             --         (5,507)
    Net transfers from (to) Fixed Account...............        118,958            1,815              --       (302,249)
    Transfers between Investment Divisions..............          3,406           (2,892)        (11,961)       (39,019)
    Policyowners' death benefits........................             --               --              --             --
                                                           ------------     ------------    ------------   ------------
      Net contributions and (withdrawals)...............        160,129           24,837         (12,292)      (265,834)
                                                           ------------     ------------    ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................             --               --              --             --
                                                           ------------     ------------    ------------   ------------
        Increase (decrease) in net assets...............        190,434           40,153         (11,268)      (296,602)
NET ASSETS:
    Beginning of period.................................        376,290          336,137          34,530        331,132
                                                           ------------     ------------    ------------   ------------
    End of period.......................................   $    566,724     $    376,290    $     23,262   $     34,530
                                                           ============     ============    ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period January 2006 (Commencement of Investments) through December 2006.
(b) For the period February 2006 (Commencement of Investments) through December 2006.
(c) For the period July 2006 (Commencement of Investments) through December 2006.
(d) For the period August 2006 (Commencement of Investments) through December 2006.
(e)  For the period December 2006 (Commencement of Investments).
(f) For the period January 2007 (Commencement of Investments) through June 2007.
(g) For the period May 2007 (Commencement of Investments) through June 2007.
(h)  For the period June 2007 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                                                   DELAWARE VIP
    AMERICAN FUNDS   AMERICAN FUNDS                                                               INTERNATIONAL
    GROWTH-INCOME    INTERNATIONAL                                                                 VALUE EQUITY
        FUND--           FUND--               CVS CALVERT                      DAVIS                 SERIES--
    CLASS 2 SHARES   CLASS 2 SHARES    SOCIAL BALANCED PORTFOLIO          VALUE PORTFOLIO         STANDARD CLASS
    --------------   --------------   ---------------------------   ---------------------------   --------------
       2007(G)          2007(F)           2007           2006           2007           2006          2007(F)
    ------------------------------------------------------------------------------------------------------------
     $         37     $      2,286    $        (44)  $       (673)  $     (2,124)  $      2,323    $     6,966
                1               23             318         50,303         38,693         (1,448)          (425)
              530           81,339              --            381             --             --        136,377
             (420)         (45,196)            310        (30,913)        72,402         47,443       (101,003)
     ------------     ------------    ------------   ------------   ------------   ------------    -----------
              148           38,452             584         19,098        108,971         48,318         41,915
     ------------     ------------    ------------   ------------   ------------   ------------    -----------
              929            5,872              (1)        91,395        488,318        110,179         23,542
              (26)          (1,431)           (173)        (2,708)        (6,820)        (6,022)        (1,282)
               --               --          (6,753)       (11,126)            --             --             --
              927          646,713              --       (946,151)       474,787        105,527        342,675
           18,686        1,035,813              --           (671)            --             --             --
               --               --              --             --             --             --             --
     ------------     ------------    ------------   ------------   ------------   ------------    -----------
           20,516        1,686,967          (6,927)      (869,261)       956,285        209,684        364,935
     ------------     ------------    ------------   ------------   ------------   ------------    -----------
               --               (4)             --             --             (1)           (12)            --
     ------------     ------------    ------------   ------------   ------------   ------------    -----------
           20,664        1,725,415          (6,343)      (850,163)     1,065,255        257,990        406,850
               --               --          22,133        872,296        458,074        200,084             --
     ------------     ------------    ------------   ------------   ------------   ------------    -----------
     $     20,664     $  1,725,415    $     15,790   $     22,133   $  1,523,329   $    458,074    $   406,850
     ============     ============    ============   ============   ============   ============    ===========


            DREYFUS VIF                   DWS DREMAN                        DWS                     FIDELITY(R) VIP
        EMERGING LEADERS--         SMALL MID CAP VALUE VIP--       SMALL CAP INDEX VIP--            CONTRAFUND(R)--
          INITIAL SHARES                CLASS A SHARES                CLASS A SHARES                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007         2006(B)                2007(H)                 2007           2006           2007           2006
    ---------------------------------------------------------------------------------------------------------------------
    $       (189)  $        (26)         $         (1)          $    126,345   $     16,828   $    (26,044)  $    106,137
           5,151         (1,070)                   --                848,131        485,340        236,271        777,683
             169            813                    --              1,229,389        481,851        174,824      1,013,264
          (2,357)         2,357                   (15)            (1,080,177)     1,271,831        925,363       (917,083)
    ------------   ------------          ------------           ------------   ------------   ------------   ------------
           2,774          2,074                   (16)             1,123,688      2,255,850      1,310,414        980,001
    ------------   ------------          ------------           ------------   ------------   ------------   ------------
           4,649          1,025                 3,792                458,297      4,635,135      1,562,026      1,849,468
            (963)        (1,036)                   (3)               (62,391)       (84,864)       (97,736)      (151,646)
              --           (314)                   --                     --             --        (20,053)      (430,378)
         147,231         11,837                    --             (7,671,389)     1,015,191        734,674      3,017,634
        (172,131)         4,854                    --               (338,010)     8,103,126       (232,806)     1,898,357
              --             --                    --                (17,344)            --        (17,054)            --
    ------------   ------------          ------------           ------------   ------------   ------------   ------------
         (21,214)        16,366                 3,789             (7,630,837)    13,668,588      1,929,051      6,183,435
    ------------   ------------          ------------           ------------   ------------   ------------   ------------
              --             --                    --                     (3)           (22)           (98)          (257)
    ------------   ------------          ------------           ------------   ------------   ------------   ------------
         (18,440)        18,440                 3,773             (6,507,152)    15,924,416      3,239,367      7,163,179
          18,440             --                    --             25,082,125      9,157,709     13,387,332      6,224,153
    ------------   ------------          ------------           ------------   ------------   ------------   ------------
    $         --   $     18,440          $      3,773           $ 18,574,973   $ 25,082,125   $ 16,626,699   $ 13,387,332
    ============   ============          ============           ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)


                                                                FIDELITY(R) VIP               FIDELITY(R) VIP
                                                                EQUITY-INCOME--          FREEDOM 2010 PORTFOLIO--
                                                                 INITIAL CLASS                INITIAL SHARES
                                                          ---------------------------   ---------------------------
                                                              2007           2006           2007           2006
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $    (15,964)  $    185,822   $       (661)  $      2,490
    Net realized gain (loss) on investments.............       182,781        414,031          5,112          4,117
    Realized gain distribution received.................        13,289        791,653          2,288            759
    Change in unrealized appreciation (depreciation) on
      investments.......................................       570,291       (228,858)        11,876          5,892
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................       750,397      1,162,648         18,615         13,258
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       528,478      1,345,542        241,046            974
    Cost of insurance...................................       (36,842)       (91,115)        (2,641)        (3,848)
    Policyowners' surrenders............................        (2,342)       (93,986)            --             --
    Net transfers from (to) Fixed Account...............      (371,116)       639,272       (122,255)       (51,761)
    Transfers between Investment Divisions..............      (413,765)      (434,164)        78,110             --
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............      (295,587)     1,365,549        194,260        (54,635)
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            (8)          (652)            --             --
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............       454,802      2,527,545        212,875        (41,377)
NET ASSETS:
    Beginning of period.................................     8,334,413      5,806,868        179,523        220,900
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $  8,789,215   $  8,334,413   $    392,398   $    179,523
                                                          ============   ============   ============   ============


                                                                FIDELITY(R) VIP               FIDELITY(R) VIP
                                                            INVESTMENT GRADE BOND--              MID-CAP--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2007           2006           2007           2006
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $    194,559   $     84,560   $     49,808   $    (20,447)
    Net realized gain (loss) on investments.............       (25,515)       (12,510)       332,497        484,694
    Realized gain distribution received.................            --          5,648      1,777,300      1,418,610
    Change in unrealized appreciation (depreciation) on
      investments.......................................      (152,913)        51,167        202,823       (336,473)
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        16,131        128,865      2,362,428      1,546,384
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................     1,177,146      1,156,230      1,496,190      4,024,766
    Cost of insurance...................................       (51,832)       (63,884)      (147,439)      (210,532)
    Policyowners' surrenders............................       (17,988)        (2,015)       (13,090)        (4,694)
    Net transfers from (to) Fixed Account...............       527,950        332,897        577,785      1,522,308
    Transfers between Investment Divisions..............      (641,830)       202,871       (126,463)       908,221
    Policyowners' death benefits........................            --             --        (36,858)            --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............       993,446      1,626,099      1,750,125      6,240,069
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            --            (26)           (80)           (85)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............     1,009,577      1,754,938      4,112,473      7,786,368
NET ASSETS:
    Beginning of period.................................     4,096,192      2,341,254     18,437,957     10,651,589
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $  5,105,769   $  4,096,192   $ 22,550,430   $ 18,437,957
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period January 2006 (Commencement of Investments) through December 2006.
(b) For the period February 2006 (Commencement of Investments) through December 2006.
(c) For the period July 2006 (Commencement of Investments) through December 2006.
(d) For the period August 2006 (Commencement of Investments) through December 2006.
(e)  For the period December 2006 (Commencement of Investments).
(f) For the period January 2007 (Commencement of Investments) through June 2007.
(g) For the period May 2007 (Commencement of Investments) through June 2007.
(h)  For the period June 2007 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I


           FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
      FREEDOM 2020 PORTFOLIO--      FREEDOM 2030 PORTFOLIO--              GROWTH--                     INDEX 500--
           INITIAL SHARES                INITIAL SHARES                 INITIAL CLASS                 INITIAL CLASS
     ---------------------------   ---------------------------   ---------------------------   ---------------------------
         2007           2006           2007         2006(D)          2007           2006           2007           2006
     ---------------------------------------------------------------------------------------------------------------------
     $       (659)  $      2,174   $     (1,104)  $      3,156   $     11,847   $      4,106   $    433,494   $    213,750
            1,347          1,056            575            129         40,749        364,011        793,514        254,982
            3,063          1,571          6,706          2,347             --             --             --             --
           19,422          5,730         43,589         13,032        289,788       (187,821)       785,484      2,910,407
     ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           23,173         10,531         49,766         18,664        342,384        180,296      2,012,492      3,379,139
     ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          112,284          2,247         22,104              1        237,538        660,442      4,683,521      6,615,561
           (3,759)        (3,542)        (4,619)        (1,744)        (9,696)       (21,517)      (235,973)      (360,696)
               --             --             --             --             --            (68)       (28,431)       (75,153)
          198,184         85,190        489,150        213,429         (2,028)    (2,132,116)      (765,088)       701,180
           11,002             --         17,858             --             --             --        321,177      1,369,142
               --             --             --             --             --             --        (22,681)            --
     ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          317,711         83,895        524,493        211,686        225,814     (1,493,259)     3,952,525      8,250,034
     ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
               --             --             --             --             (5)            (9)           (62)          (119)
     ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          340,884         94,426        574,259        230,350        568,193     (1,312,972)     5,964,955     11,629,054
          177,042         82,616        230,350             --      2,639,072      3,952,044     28,255,085     16,626,031
     ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     $    517,926   $    177,042   $    804,609   $    230,350   $  3,207,265   $  2,639,072   $ 34,220,040   $ 28,255,085
     ============   ============   ============   ============   ============   ============   ============   ============


          FIDELITY(R) VIP            FIDELITY(R) VIP VALUE              JANUS ASPEN                   JANUS ASPEN
            OVERSEAS--                   STRATEGIES--                SERIES BALANCED--              SERIES FORTY--
           INITIAL CLASS                SERVICE CLASS 2            INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007           2006
    ---------------------------------------------------------------------------------------------------------------------
    $    184,397   $      7,940   $        338   $       (502)  $    169,267   $    212,326   $     (1,605)  $      2,957
         893,750        359,069           (238)            60         20,989        670,701         34,622          6,004
         947,800         29,092         30,612         27,504             --             --             --             --
        (166,359)       993,316         10,932          2,124        634,838        407,252        422,871        241,378
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,859,588      1,389,417         41,644         29,186        825,094      1,290,279        455,888        250,339
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,997,929      2,630,033         25,867         53,912        422,784      1,095,253        376,934      1,292,732
         (93,376)      (124,051)        (2,691)        (3,613)      (186,624)      (411,044)       (19,119)       (23,723)
          (6,066)       (48,831)        (7,561)        (4,404)        (7,685)      (294,012)            --             --
        (906,365)     3,150,253         25,928         50,592        528,657         25,025         76,634      2,245,576
      (1,325,236)     2,751,004             --             --        142,079     (2,835,208)       148,172          4,733
              --             --             --             --         (9,992)            --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (333,114)     8,358,408         41,543         96,487        889,219     (2,419,986)       582,621      3,519,318
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --            (12)            --             --           (991)        (2,141)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,526,474      9,747,813         83,187        125,673      1,713,322     (1,131,848)     1,038,509      3,769,657
      14,042,121      4,294,308        254,935        129,262     13,130,476     14,262,324      4,076,582        306,925
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 15,568,595   $ 14,042,121   $    338,122   $    254,935   $ 14,843,798   $ 13,130,476   $  5,115,091   $  4,076,582
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)


                                                                  JANUS ASPEN                   JANUS ASPEN
                                                            SERIES MID CAP GROWTH--      SERIES WORLDWIDE GROWTH--
                                                             INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
                                                          ---------------------------   ---------------------------
                                                              2007           2006           2007           2006
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     (7,006)  $    (17,643)  $      1,700   $     11,288
    Net realized gain (loss) on investments.............       136,134        297,478         10,671         55,039
    Realized gain distribution received.................        35,244             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       520,414        264,217        101,329         42,800
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................       684,786        544,052        113,700        109,127
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................       655,325        698,488         33,573        176,355
    Cost of insurance...................................       (30,025)       (45,381)       (12,588)       (22,286)
    Policyowners' surrenders............................            --        (45,450)       (13,488)      (144,751)
    Net transfers from (to) Fixed Account...............      (343,085)       301,232         (7,633)       (81,648)
    Transfers between Investment Divisions..............       509,930        350,376             --           (701)
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............       792,145      1,259,265           (136)       (73,031)
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained                                            )
      by the Separate Account...........................            --             --            (54            (65)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............     1,476,931      1,803,317        113,510         36,031
NET ASSETS:
    Beginning of period.................................     5,191,223      3,387,906        875,038        839,007
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $  6,668,154   $  5,191,223   $    988,548   $    875,038
                                                          ============   ============   ============   ============


                                                                    MFS(R)                        MFS(R)
                                                            NEW DISCOVERY SERIES--          UTILITIES SERIES--
                                                                 INITIAL CLASS                 INITIAL CLASS
                                                          ---------------------------   ---------------------------
                                                              2007           2006           2007           2006
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $        (27)  $     (1,349)  $      7,249   $        537
    Net realized gain (loss) on investments.............         1,082         66,254          1,509          2,537
    Realized gain distribution received.................         1,075          8,985         65,558          2,203
    Change in unrealized appreciation (depreciation) on
      investments.......................................          (775)       (64,281)        71,839         81,763
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................         1,355          9,609        146,155         87,040
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................            (1)       162,190        219,114         61,698
    Cost of insurance...................................          (103)        (2,620)        (8,857)        (4,312)
    Policyowners' surrenders............................          (121)            --         (5,622)        (1,116)
    Net transfers from (to) Fixed Account...............        (6,824)      (748,473)       165,032        322,249
    Transfers between Investment Divisions..............            --         (1,856)        92,208        131,343
    Policyowners' death benefits........................            --             --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............        (7,049)      (590,759)       461,875        509,862
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            --             --             (4)            --
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............        (5,694)      (581,150)       608,026        596,902
NET ASSETS:
    Beginning of period.................................        15,092        596,242        620,705         23,803
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $      9,398   $     15,092   $  1,228,731   $    620,705
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period January 2006 (Commencement of Investments) through December 2006.
(b) For the period February 2006 (Commencement of Investments) through December 2006.
(c) For the period July 2006 (Commencement of Investments) through December 2006.
(d) For the period August 2006 (Commencement of Investments) through December 2006.
(e)  For the period December 2006 (Commencement of Investments).
(f) For the period January 2007 (Commencement of Investments) through June 2007.
(g) For the period May 2007 (Commencement of Investments) through June 2007.
(h)  For the period June 2007 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                          LORD ABBETT
         LAZARD RETIREMENT               SERIES FUND--               LVIP BARON GROWTH                  MFS(R)
       INTERNATIONAL EQUITY              MID-CAP VALUE             OPPORTUNITIES FUND--        INVESTORS TRUST SERIES--
             PORTFOLIO                     PORTFOLIO               SERVICE CLASS SHARES              INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007           2006
    ---------------------------------------------------------------------------------------------------------------------
    $     (3,677)  $     15,544   $    (25,117)  $     16,138   $     (2,157)  $     (1,415)  $      1,425   $        432
           4,223         (9,079)       329,281        647,042          1,287         28,720            726          1,314
              --         83,599             --        941,659        154,836             --          1,695             --
         171,394         66,047        908,450       (343,541)       (82,260)        55,277         10,365         20,317
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         171,940        156,111      1,212,614      1,261,298         71,706         82,582         14,211         22,063
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         393,619        271,218      1,770,456      3,160,540        208,530        178,313             --             --
         (17,763)       (23,489)       (99,341)      (186,938)        (7,729)        (4,095)        (1,761)        (3,993)
              --         (9,375)        (9,468)       (19,095)            --           (328)            --             --
         123,455      1,857,333     (2,448,890)    (2,130,138)       702,256        470,499             --             --
             113         12,876        (87,011)       818,056         95,532          4,854             --             --
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         499,424      2,108,563       (874,254)     1,642,425        998,589        649,243         (1,761)        (3,993)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              (2)            --            (10)            (9)            (3)            (1)            (8)           (15)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         671,362      2,264,674        338,350      2,903,714      1,070,292        731,824         12,442         18,055
       2,291,050         26,376     12,072,342      9,168,628        859,581        127,757        194,046        175,991
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  2,962,412   $  2,291,050   $ 12,410,692   $ 12,072,342   $  1,929,873   $    859,581   $    206,488   $    194,046
    ============   ============   ============   ============   ============   ============   ============   ============

                                                                                                         PIMCO
        MORGAN STANLEY UIF            MORGAN STANLEY UIF            MORGAN STANLEY UIF              LOW DURATION--
      EMERGING MARKETS DEBT--      EMERGING MARKETS EQUITY--        U.S. REAL ESTATE--              ADMINISTRATIVE
              CLASS I                       CLASS I                       CLASS I                    CLASS SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007           2006
    ---------------------------------------------------------------------------------------------------------------------
    $       (776)  $     18,355   $     (9,634)  $      8,407   $    (14,129)  $     30,099   $      6,321   $     11,477
          (1,063)        (2,183)       175,208         57,942        613,979        683,755            240         (8,801)
              --          4,094             --         58,847             --        284,171             --             --
          11,846          4,934        568,080        676,531     (1,079,805)       451,868         (2,272)         7,309
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          10,007         25,200        733,654        801,727       (479,955)     1,449,893          4,289          9,985
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         254,940         94,301        498,992      1,071,018        814,958        997,848        113,440        194,828
          (4,128)        (4,073)       (22,803)       (27,956)       (25,583)       (42,030)        (3,022)        (9,720)
          (1,415)          (348)        (1,087)        (4,665)        (3,662)       (66,314)        (1,277)        (1,331)
              83        101,855        414,266         42,633      5,034,572       (998,028)         1,829       (215,508)
           6,183         12,163        (40,213)        49,374         36,581      1,053,534         16,089             --
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         255,663        203,898        849,155      1,130,404      5,856,866        945,010        127,059        (31,731)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              (1)            (5)           (21)           (46)            (3)           (97)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         265,669        229,093      1,582,788      1,932,085      5,376,908      2,394,806        131,348        (21,746)
         308,683         79,590      3,486,062      1,553,977      5,616,564      3,221,758        264,496        286,242
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    574,352   $    308,683   $  5,068,850   $  3,486,062   $ 10,993,472   $  5,616,564   $    395,844   $    264,496
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)

                                                                     PIMCO                         PIMCO
                                                                 REAL RETURN--                TOTAL RETURN--
                                                                ADMINISTRATIVE                ADMINISTRATIVE
                                                                 CLASS SHARES                  CLASS SHARES
                                                          ---------------------------   ---------------------------
                                                              2007           2006           2007           2006
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $     62,765   $     83,935   $    395,854   $    465,817
    Net realized gain (loss) on investments.............       (50,967)       (34,864)      (228,496)      (119,983)
    Realized gain distribution received.................            --         71,690             --         75,791
    Change in unrealized appreciation (depreciation) on
      investments.......................................        (5,746)      (104,729)      (116,561)        31,689
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................         6,052         16,032         50,797        453,314
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................     1,756,202        808,304      3,650,169      4,435,649
    Cost of insurance...................................       (17,313)       (30,750)      (126,982)      (179,508)
    Policyowners' surrenders............................        (1,253)            --        (22,069)        (4,645)
    Net transfers from (to) Fixed Account...............      (283,347)       233,571      4,997,768        169,002
    Transfers between Investment Divisions..............      (100,554)       311,321     (3,651,423)       960,461
    Policyowners' death benefits........................            --             --        (16,102)            --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............     1,353,735      1,322,446      4,831,361      5,380,959
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account                                       --             --             --             (5)
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............     1,359,787      1,338,478      4,882,158      5,834,268
NET ASSETS:
    Beginning of period.................................     2,712,131      1,373,653     14,435,017      8,600,749
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $  4,071,918   $  2,712,131   $ 19,317,175   $ 14,435,017
                                                          ============   ============   ============   ============


                                                                 T. ROWE PRICE                 T. ROWE PRICE
                                                                 EQUITY INCOME                   INDEX 500
                                                                   PORTFOLIO                     PORTFOLIO
                                                          ---------------------------   ---------------------------
                                                              2007           2006           2007           2006
                                                          ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................  $    109,451   $    175,741   $      2,123   $      2,459
    Net realized gain (loss) on investments.............       309,473        652,167          2,471            744
    Realized gain distribution received.................       161,999        410,216             --             --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       744,334      1,153,833         18,472         11,128
                                                          ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations.................................     1,325,257      2,391,957         23,066         14,331
                                                          ------------   ------------   ------------   ------------
  Contributions and (withdrawals):
    Payments received from policyowners.................     3,576,637      3,722,787          8,581         25,904
    Cost of insurance...................................      (149,861)      (263,884)        (4,722)        (2,859)
    Policyowners' surrenders............................       (43,521)       (78,061)        (7,638)        (4,554)
    Net transfers from (to) Fixed Account...............      (324,013)    (2,662,056)            --        290,729
    Transfers between Investment Divisions..............     1,460,752        635,837             --             --
    Policyowners' death benefits........................       (20,558)            --             --             --
                                                          ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...............     4,499,436      1,354,623         (3,779)       309,220
                                                          ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (152)          (405)            --             --
                                                          ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...............     5,824,541      3,746,175         19,287        323,551
NET ASSETS:
    Beginning of period.................................    15,221,930     11,475,755        347,334         23,783
                                                          ------------   ------------   ------------   ------------
    End of period.......................................  $ 21,046,471   $ 15,221,930   $    366,621   $    347,334
                                                          ============   ============   ============   ============

Not all Investment Divisions are available under all policies.
(a) For the period January 2006 (Commencement of Investments) through December 2006.
(b) For the period February 2006 (Commencement of Investments) through December 2006.
(c) For the period July 2006 (Commencement of Investments) through December 2006.
(d) For the period August 2006 (Commencement of Investments) through December 2006.
(e)  For the period December 2006 (Commencement of Investments).
(f) For the period January 2007 (Commencement of Investments) through June 2007.
(g) For the period May 2007 (Commencement of Investments) through June 2007.
(h)  For the period June 2007 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

               PIMCO
         U.S. GOVERNMENT--                   ROYCE                         ROYCE                     T. ROWE PRICE
          ADMINISTRATIVE             MICRO-CAP PORTFOLIO--         SMALL-CAP PORTFOLIO--           BLUE CHIP GROWTH
           CLASS SHARES                INVESTMENT CLASS              INVESTMENT CLASS                  PORTFOLIO
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007         2006(C)          2007           2006           2007           2006           2007           2006
    ---------------------------------------------------------------------------------------------------------------------
    $        947   $      6,628   $     (5,273)  $       (558)  $     (4,285)  $     (1,381)  $    (16,310)  $     (6,167)
          (5,097)            76         24,555         98,304          3,557         13,772        474,306        706,994
              --         12,129             --        108,754             --         68,043             --             --
           8,297         (9,554)       242,899         49,744        222,321         65,639        173,029        (50,674)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           4,147          9,279        262,181        256,244        221,593        146,073        631,025        650,153
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           4,290         84,665        209,317        216,013        375,265        434,285      1,071,501      1,968,466
            (618)        (1,031)       (20,843)       (17,973)       (14,524)       (15,572)       (72,244)      (136,653)
              --             --         (5,778)       (83,846)        (5,935)           (75)       (14,206)       (10,295)
        (573,100)            --        814,827        634,422        497,357        170,896     (1,808,943)    (3,407,052)
          23,770        486,487         36,450        324,127        247,694        622,620        436,765            948
              --             --        (10,342)            --             --             --         (8,608)            --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (545,658)       570,121      1,023,631      1,072,743      1,099,857      1,212,154       (395,735)    (1,584,586)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --            (19)           (33)            --             (4)            (3)           (20)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (541,511)       579,400      1,285,793      1,328,954      1,321,450      1,358,223        235,287       (934,453)
         579,400             --      2,126,980        798,026      1,545,706        187,483      7,363,238      8,297,691
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $     37,889   $    579,400   $  3,412,773   $  2,126,980   $  2,867,156   $  1,545,706   $  7,598,525   $  7,363,238
    ============   ============   ============   ============   ============   ============   ============   ============


           T. ROWE PRICE                 T. ROWE PRICE                 T. ROWE PRICE                 T. ROWE PRICE
        INTERNATIONAL STOCK            LIMITED-TERM BOND            NEW AMERICA GROWTH        PERSONAL STRATEGY BALANCED
             PORTFOLIO                     PORTFOLIO                     PORTFOLIO                     PORTFOLIO
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007           2006
    ---------------------------------------------------------------------------------------------------------------------
    $     (2,943)  $      9,549   $     18,222   $     24,366   $     (2,741)  $     (2,370)  $    117,088   $    257,714
          19,103        219,279          3,190         (5,334)        34,270         12,419      1,318,844        257,944
              --          4,186             --             --             --         16,769         91,090        528,714
         101,942        108,801         (5,131)         9,023         89,830         48,487       (382,495)       450,126
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         118,102        341,815         16,281         28,055        121,359         75,305      1,144,527      1,494,498
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         180,038        172,966        313,619        367,954        251,354         89,824      1,935,387      4,413,377
         (17,337)       (23,258)        (8,530)       (16,374)        (9,793)       (16,018)       (89,790)      (134,071)
            (372)            --         (1,284)        (4,999)            --        (51,485)          (347)        (9,649)
          82,048        514,931       (117,846)       180,383       (283,540)       684,511    (11,386,470)     2,050,557
          32,098       (374,496)        64,850             --             --             --        103,691      3,861,563
          (4,355)            --         (4,859)            --         (3,394)            --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         272,120        290,143        245,950        526,964        (45,373)       706,832     (9,437,529)    10,181,777
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             (16)           (40)            (1)            (2)           (13)            (9)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         390,206        631,918        262,230        555,017         75,973        782,128     (8,293,002)    11,676,275
       1,281,417        649,499        973,573        418,556      1,306,375        524,247     19,466,432      7,790,157
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  1,671,623   $  1,281,417   $  1,235,803   $    973,573   $  1,382,348   $  1,306,375   $ 11,173,430   $ 19,466,432
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)


                                                                          VAN ECK
                                                                         WORLDWIDE
                                                                     ABSOLUTE RETURN--
                                                                   INITIAL CLASS SHARES
                                                              -------------------------------
                                                                  2007               2006
                                                              -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................  $      1,238       $       (495)
    Net realized gain (loss) on investments.................           142                168
    Realized gain distribution received.....................         6,351                525
    Change in unrealized appreciation (depreciation) on
     investments............................................        12,109              9,814
                                                              ------------       ------------
      Net increase (decrease) in net assets resulting from
       operations...........................................        19,840             10,012
                                                              ------------       ------------
  Contributions and (withdrawals):
    Payments received from policyowners.....................        21,479             31,513
    Cost of insurance.......................................          (843)              (786)
    Policyowners' surrenders................................            --             (1,597)
    Net transfers from (to) Fixed Account...................        18,795            129,649
    Transfers between Investment Divisions..................            --                 --
    Policyowners' death benefits............................            --                 --
                                                              ------------       ------------
      Net contributions and (withdrawals)...................        39,431            158,779
                                                              ------------       ------------
    Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................            --                 --
                                                              ------------       ------------
        Increase (decrease) in net assets...................        59,271            168,791
NET ASSETS:
    Beginning of period.....................................       243,892             75,101
                                                              ------------       ------------
    End of period...........................................  $    303,163       $    243,892
                                                              ============       ============

Not all Investment Divisions are available under all policies.
(a) For the period January 2006 (Commencement of Investments) through December 2006.
(b) For the period February 2006 (Commencement of Investments) through December 2006.
(c) For the period July 2006 (Commencement of Investments) through December 2006.
(d) For the period August 2006 (Commencement of Investments) through December 2006.
(e)  For the period December 2006 (Commencement of Investments).
(f) For the period January 2007 (Commencement of Investments) through June 2007.
(g) For the period May 2007 (Commencement of Investments) through June 2007.
(h)  For the period June 2007 (Commencement of Investments).

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("CSVUL Separate Account-I") was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds Corporate Sponsored Variable Universal Life policies (CSVUL) ("Series 1 policies"), CorpExec VUL II policies (CESVUL2) ("Series 2 policies"), CorpExec VUL III policies (CESVUL3) ("Series 3 policies"), CorpExec VUL IV policies (CESVUL4) ("Series 3 policies"), and CorpExec VUL V policies (CESVUL5) ("Series 3 policies"). The policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly-owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
  The assets of CSVUL Separate Account-I, which are in the accumulation phase, are invested in the shares of the MainStay VP Series Fund, Inc., AIM Variable Insurance Funds, The Alger American Fund, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios, Inc., American Funds Insurance Series, Davis Variable Account Fund, Inc., Delaware VIP Trust, Dreyfus Investment Portfolios, DWS Investments VIT Funds, DWS Variable Series I, DWS Variable Series II, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Freedom Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Lincoln Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and Van Eck Worldwide Insurance Trust (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.
  New York Life Investment Management LLC ("NYLIM") is a wholly-owned subsidiary of NYLIM Holdings and provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, and Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.
  The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond
MainStay VP Capital Appreciation
MainStay VP Cash Management
MainStay VP Common Stock
MainStay VP Convertible
MainStay VP Floating Rate
MainStay VP Government
MainStay VP High Yield Corporate Bond
MainStay VP ICAP Select Equity
MainStay VP Income and Growth
MainStay VP International Equity
MainStay VP Large Cap Growth
MainStay VP Mid Cap Core
MainStay VP Mid Cap Growth
MainStay VP Mid Cap Value
MainStay VP S&P 500 Index
MainStay VP Small Cap Growth
MainStay VP Total Return
MainStay VP Value
A I M V.I. Global Real Estate Fund--Series I Shares
A I M V.I. International Growth Fund--Series I Shares
Alger American Leveraged AllCap--Class O Shares
Alger American Small Capitalization--Class O Shares
AllianceBernstein VPS International Value
Portfolio--Class A Shares
AllianceBernstein VPS Small/Mid Cap Value
Portfolio--Class A Shares
American Century(R) VP Value--Class II
American Funds Asset Allocation Fund--Class 2 Shares
American Funds Global Small Capitalization--Class 2 Shares
American Funds Growth Fund--Class 2 Shares
American Funds Growth-Income Fund--Class 2 Shares
American Funds International Fund--Class 2 Shares
CVS Calvert Social Balanced Portfolio
Davis Value Portfolio
Delaware VIP International Value Equity Series--Standard Class
Dreyfus IP Technology Growth--Initial Shares
Dreyfus VIF Developing Leaders--Initial Shares
DWS Dreman Small Mid Cap Value VIP--Class A Shares
DWS Global Opportunities VIP--Class A Shares
DWS Small Cap Index VIP--Class A Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Freedom 2010 Portfolio--Initial Shares
Fidelity(R) VIP Freedom 2020 Portfolio--Initial Shares
Fidelity(R) VIP Freedom 2030 Portfolio--Initial Shares
Fidelity(R) VIP Growth--Initial Class
Fidelity(R) VIP Index 500--Initial Class
Fidelity(R) VIP Investment Grade Bond--Initial Class
Fidelity(R) VIP Mid-Cap--Initial Class
Fidelity(R) VIP Overseas--Initial Class
Fidelity(R) VIP Value Leaders--Initial Class
Fidelity(R) VIP Value Strategies--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Forty--Institutional Shares
Janus Aspen Series Mid Cap Growth--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
Lazard Retirement International Equity Portfolio
Lord Abbett Series Fund--Mid-Cap Value Portfolio
LVIP Baron Growth Opportunities Fund--Service Class Shares (formerly known as Baron Capital
Assets--Insurance Shares)
MFS(R) Investors Trust Series--Initial Class
MFS(R) New Discovery Series--Initial Class
MFS(R) Utilities Series--Initial Class

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

Morgan Stanley UIF Emerging Markets Debt--Class I
Morgan Stanley UIF Emerging Markets Equity--Class I
Morgan Stanley UIF U.S. Real Estate--Class I
Neuberger Berman AMT Partners Portfolio--Class I
Oppenheimer Capital Appreciation Fund/VA Non-Service Shares
PIMCO Low Duration--Administrative Class Shares
PIMCO Real Return--Administrative Class Shares
PIMCO Total Return--Administrative Class Shares
PIMCO U.S. Government--Administrative Class Shares
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Index 500 Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price New America Growth Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
Van Eck Worldwide Absolute Return--Initial Class Shares Van Eck WIT Worldwide Bond Fund--Initial Class Shares

  Not all Investment Divisions are available on all policies. No new investments may be added to the MainStay VP ICAP Select Equity, MainStay VP Income and Growth, MainStay VP Large Cap Growth, MainStay VP Total Return, Alger American Leveraged AllCap--Class O Shares, Alger American Small Capitalization--Class O Shares, CVS Calvert Social Balanced Portfolio, Dreyfus VIF Developing Leaders--Initial Shares, MFS(R) Investors Trust Series--Initial Class and MFS(R) New Discovery Series--Initial Class.

  All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

  At the close of the financial reporting period, there have been no investments in the following investment divisions: AllianceBernstein VPS International Value Portfolio--Class A Shares, AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class A Shares, DWS Global Opportunities VIP--Class A Shares, Fidelity(R) VIP Value Leaders--Initial Class, Neuberger Berman AMT Partners Portfolio--Class I, Oppenheimer Capital Appreciation Fund/VA Non-Service Shares, and Van Eck WIT Worldwide Bond Fund--Initial Class Shares.

  Initial premium payments received are allocated to NYLIAC's General Account until 20 days (10 days in New York) after the policy delivery date. Thereafter, premium payments are allocated to the Investment Divisions of CSVUL Separate Account-I in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of CSVUL Separate Account-I and the Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the year 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the year 2002 was the net investment income to average net assets ratio.

  The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

  In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures around fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining the fair value of certain assets held by the individual funds that policies are invested in. The Standard is effective January 1, 2008, but could be adopted earlier by the individual funds.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's)
--------------------------------------------------------------------------------

At June 30, 2007, the investments of CSVUL Separate Account-I are as follows:


                                                            MAINSTAY VP                         MAINSTAY VP
                                          MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                                            BOND--        APPRECIATION--         CASH             STOCK--
                                         INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                                        ---------------------------------------------------------------------
Number of shares......................          112               711           109,053             4,267
Identified cost.......................     $  1,508          $ 17,891          $109,051          $ 80,986


                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           LARGE CAP          MID CAP           MID CAP           MID CAP
                                           GROWTH--           CORE--           GROWTH--           VALUE--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                        ---------------------------------------------------------------------
Number of shares......................           10             4,230               575             4,703
Identified cost.......................     $    107          $ 53,724          $  8,422          $ 52,539

  Investment activity for the six months ended June 30, 2007, was as follows:


                                                            MAINSTAY VP                         MAINSTAY VP
                                          MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                                            BOND--        APPRECIATION--         CASH             STOCK--
                                         INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                                        ---------------------------------------------------------------------
Purchases.............................     $    408          $ 10,771          $ 74,405          $    715
Proceeds from sales...................        1,140            16,571            20,971               437


                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           LARGE CAP          MID CAP           MID CAP           MID CAP
                                           GROWTH--           CORE--           GROWTH--           VALUE--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                        ---------------------------------------------------------------------
Purchases.............................     $     --          $  5,945          $  1,977          $    252
Proceeds from sales...................           70             7,308             3,397               262

Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                     MAINSTAY VP
                     MAINSTAY VP                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
     MAINSTAY VP      FLOATING       MAINSTAY VP      CORPORATE      ICAP SELECT     INCOME AND     INTERNATIONAL
    CONVERTIBLE--      RATE--       GOVERNMENT--       BOND--         EQUITY--        GROWTH--        EQUITY--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    -------------------------------------------------------------------------------------------------------------
            36               55             59            1,094              13               1           3,647
      $    417         $    539       $    635         $ 11,540        $    129        $     20        $ 53,742

                                                                                                             ALGER
     MAINSTAY VP     MAINSTAY VP                                       A I M V.I.        A I M V.I.         AMERICAN
       S&P 500        SMALL CAP      MAINSTAY VP      MAINSTAY VP      GLOBAL REAL      INTERNATIONAL      LEVERAGED
       INDEX--        GROWTH--      TOTAL RETURN--      VALUE--       ESTATE FUND--     GROWTH FUND--       ALLCAP--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS   SERIES I SHARES   SERIES I SHARES   CLASS O SHARES
    -------------------------------------------------------------------------------------------------------------------
          6,038             333              671           8,573               37                 20               1
       $$163,421       $  3,863         $ 13,050        $134,261         $  1,135           $    595        $     32

                                                     MAINSTAY VP
                     MAINSTAY VP                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
     MAINSTAY VP      FLOATING       MAINSTAY VP      CORPORATE      ICAP SELECT     INCOME AND     INTERNATIONAL
    CONVERTIBLE--      RATE--       GOVERNMENT--       BOND--         EQUITY--        GROWTH--        EQUITY--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    -------------------------------------------------------------------------------------------------------------
      $     76         $    287       $    199         $  7,792        $     --        $     --        $  6,672
            53               91             23            2,413             209           1,001          32,624

                                                                                                             ALGER
     MAINSTAY VP     MAINSTAY VP                                       A I M V.I.        A I M V.I.         AMERICAN
       S&P 500        SMALL CAP      MAINSTAY VP      MAINSTAY VP      GLOBAL REAL      INTERNATIONAL      LEVERAGED
       INDEX--        GROWTH--      TOTAL RETURN--      VALUE--       ESTATE FUND--     GROWTH FUND--       ALLCAP--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS   SERIES I SHARES   SERIES I SHARES   CLASS O SHARES
    -------------------------------------------------------------------------------------------------------------------
       $ 29,935        $    803         $ 10,467        $  4,509         $  5,331           $    572        $     --
          8,264           1,444              232           4,637            9,983                  4             120

--------------------------------------------------------------------------------

                                             ALGER
                                            AMERICAN          AMERICAN        AMERICAN FUNDS     AMERICAN FUNDS
                                             SMALL          CENTURY(R) VP    ASSET ALLOCATION     GLOBAL SMALL
                                        CAPITALIZATION--       VALUE--            FUND--        CAPITALIZATION--
                                         CLASS O SHARES       CLASS II        CLASS 2 SHARES     CLASS 2 SHARES
                                        ------------------------------------------------------------------------
Number of shares......................            79               162                  9                 17
Identified cost.......................      $  2,316          $  1,346           $    166           $    406


                                            DREYFUS VIF       DREYFUS VIF       DWS DREMAN            DWS
                                            DEVELOPING         EMERGING        SMALL MID CAP    SMALL CAP INDEX
                                             LEADERS--         LEADERS--        VALUE VIP--          VIP--
                                          INITIAL SHARES    INITIAL SHARES    CLASS A SHARES    CLASS A SHARES
                                          ---------------------------------------------------------------------
Number of shares........................            1                --                --             1,166
Identified cost.........................     $     24          $     --          $      4          $ 18,194

                                             ALGER
                                            AMERICAN          AMERICAN        AMERICAN FUNDS     AMERICAN FUNDS
                                             SMALL          CENTURY(R) VP    ASSET ALLOCATION     GLOBAL SMALL
                                        CAPITALIZATION--       VALUE--            FUND--        CAPITALIZATION--
                                         CLASS O SHARES       CLASS II        CLASS 2 SHARES     CLASS 2 SHARES
                                        ------------------------------------------------------------------------
Purchases.............................      $  1,705          $    832           $    166           $    408
Proceeds from sales...................         1,458                11                  1                  2


                                            DREYFUS VIF       DREYFUS VIF       DWS DREMAN            DWS
                                            DEVELOPING         EMERGING        SMALL MID CAP    SMALL CAP INDEX
                                             LEADERS--         LEADERS--        VALUE VIP--          VIP--
                                          INITIAL SHARES    INITIAL SHARES    CLASS A SHARES    CLASS A SHARES
                                          ---------------------------------------------------------------------
Purchases...............................     $      3          $    152          $      4          $  8,075
Proceeds from sales.....................           12               173                --            14,350

Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                        AMERICAN         AMERICAN                                   DELAWARE VIP
       AMERICAN          FUNDS            FUNDS        CVS CALVERT                 INTERNATIONAL      DREYFUS IP
        FUNDS        GROWTH-INCOME    INTERNATIONAL      SOCIAL                     VALUE EQUITY      TECHNOLOGY
    GROWTH FUND--        FUND--           FUND--        BALANCED     DAVIS VALUE      SERIES--         GROWTH--
    CLASS 2 SHARES   CLASS 2 SHARES   CLASS 2 SHARES    PORTFOLIO     PORTFOLIO    STANDARD CLASS   INITIAL SHARES
    --------------------------------------------------------------------------------------------------------------
             19               --                73             8            98              26               56
       $  1,302         $     21          $  1,771      $     15      $  1,408        $    508         $    505


                                        FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
    FIDELITY(R) VIP   FIDELITY(R) VIP    FREEDOM 2010      FREEDOM 2020      FREEDOM 2030     FIDELITY(R) VIP   FIDELITY(R) VIP
    CONTRAFUND(R)--   EQUITY-INCOME--     PORTFOLIO--       PORTFOLIO--       PORTFOLIO--        GROWTH--         INDEX 500--
     INITIAL CLASS     INITIAL CLASS    INITIAL SHARES    INITIAL SHARES    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
             490              309                 32                40                59                80               202
        $ 15,594         $  7,937           $    375          $    493          $    739          $  2,727          $ 29,390

                        AMERICAN         AMERICAN                                   DELAWARE VIP
       AMERICAN          FUNDS            FUNDS        CVS CALVERT                 INTERNATIONAL      DREYFUS IP
        FUNDS        GROWTH-INCOME    INTERNATIONAL      SOCIAL                     VALUE EQUITY      TECHNOLOGY
    GROWTH FUND--        FUND--           FUND--        BALANCED     DAVIS VALUE      SERIES--         GROWTH--
    CLASS 2 SHARES   CLASS 2 SHARES   CLASS 2 SHARES    PORTFOLIO     PORTFOLIO    STANDARD CLASS   INITIAL SHARES
    --------------------------------------------------------------------------------------------------------------
       $  1,297         $     21          $  1,772      $     --      $  1,307        $    510         $    182
             --               --                 1             7           353               2               22


                                        FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
    FIDELITY(R) VIP   FIDELITY(R) VIP    FREEDOM 2010      FREEDOM 2020      FREEDOM 2030     FIDELITY(R) VIP   FIDELITY(R) VIP
    CONTRAFUND(R)--   EQUITY-INCOME--     PORTFOLIO--       PORTFOLIO--       PORTFOLIO--        GROWTH--         INDEX 500--
     INITIAL CLASS     INITIAL CLASS    INITIAL SHARES    INITIAL SHARES    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
        $  3,338         $  2,300           $    370          $    362          $    526          $    422          $  7,667
           1,276            1,400                174                42                 5               191             3,303

--------------------------------------------------------------------------------


                                        FIDELITY(R) VIP
                                          INVESTMENT      FIDELITY(R) VIP   FIDELITY(R) VIP    FIDELITY(R) VIP
                                         GRADE BOND--        MID-CAP--        OVERSEAS--      VALUE STRATEGIES--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS 2
                                        ------------------------------------------------------------------------
Number of shares......................          414               639               616                   24
Identified cost.......................     $  5,216          $ 20,845          $ 13,847             $    317


                                                               MFS(R)            MFS(R)        MORGAN STANLEY
                                        MFS(R) INVESTORS    NEW DISCOVERY       UTILITIES       UIF EMERGING
                                         TRUST SERIES--       SERIES--          SERIES--       MARKETS DEBT--
                                         INITIAL CLASS      INITIAL CLASS     INITIAL CLASS        CLASS I
                                        ----------------------------------------------------------------------
Number of shares......................             9                 1                38                62
Identified cost.......................      $    144          $      8          $  1,066          $    547


                                        FIDELITY(R) VIP
                                          INVESTMENT      FIDELITY(R) VIP   FIDELITY(R) VIP    FIDELITY(R) VIP
                                         GRADE BOND--        MID-CAP--        OVERSEAS--      VALUE STRATEGIES--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS 2
                                        ------------------------------------------------------------------------
Purchases.............................     $  2,254          $  5,070          $  4,252             $     83
Proceeds from sales...................        1,073             1,489             3,714                   10


                                                               MFS(R)            MFS(R)        MORGAN STANLEY
                                        MFS(R) INVESTORS    NEW DISCOVERY       UTILITIES       UIF EMERGING
                                         TRUST SERIES--       SERIES--          SERIES--       MARKETS DEBT--
                                         INITIAL CLASS      INITIAL CLASS     INITIAL CLASS        CLASS I
                                        ----------------------------------------------------------------------
Purchases.............................      $      3          $      1          $    536          $    355
Proceeds from sales...................             2                 7                 7               107

Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                      JANUS ASPEN     JANUS ASPEN                                     LVIP BARON
     JANUS ASPEN                        SERIES          SERIES          LAZARD                          GROWTH
       SERIES        JANUS ASPEN        MID CAP        WORLDWIDE      RETIREMENT      LORD ABBETT    OPPORTUNITIES
     BALANCED--     SERIES FORTY--     GROWTH--        GROWTH--      INTERNATIONAL   SERIES FUND--      FUND--
    INSTITUTIONAL   INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL      EQUITY       MID-CAP VALUE   SERVICE CLASS
       SHARES           SHARES          SHARES          SHARES         PORTFOLIO       PORTFOLIO        SHARES
    --------------------------------------------------------------------------------------------------------------
            508              153             180              27             186            512              62
       $ 12,504         $  4,447        $  5,551        $    773        $  2,723       $ 11,300        $  1,956


                                                                                                                  ROYCE
     MORGAN STANLEY    MORGAN STANLEY       PIMCO            PIMCO            PIMCO              PIMCO          MICRO-CAP
      UIF EMERGING     UIF U.S. REAL    LOW DURATION--   REAL RETURN--    TOTAL RETURN--   U.S. GOVERNMENT--   PORTFOLIO--
    MARKETS EQUITY--      ESTATE--      ADMINISTRATIVE   ADMINISTRATIVE   ADMINISTRATIVE    ADMINISTRATIVE     INVESTMENT
        CLASS I           CLASS I        CLASS SHARES     CLASS SHARES     CLASS SHARES      CLASS SHARES         CLASS
    ----------------------------------------------------------------------------------------------------------------------
             221               387               38              266             1,939                4              217
        $  3,447          $ 11,088         $    379         $  3,271          $ 19,550         $     39         $  3,047

                                      JANUS ASPEN     JANUS ASPEN                                     LVIP BARON
     JANUS ASPEN                        SERIES          SERIES          LAZARD        LORD ABBETT       GROWTH
       SERIES        JANUS ASPEN        MID CAP        WORLDWIDE      RETIREMENT     SERIES FUND--   OPPORTUNITIES
     BALANCED--     SERIES FORTY--     GROWTH--        GROWTH--      INTERNATIONAL      MID-CAP         FUND--
    INSTITUTIONAL   INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL      EQUITY           VALUE       SERVICE CLASS
       SHARES           SHARES          SHARES          SHARES         PORTFOLIO       PORTFOLIO        SHARES
    --------------------------------------------------------------------------------------------------------------
       $  1,267         $    968        $  1,363        $     42        $    568       $  2,230         $  1,180
            223              387             543              41              72          3,137               29

                                                                                                                  ROYCE
     MORGAN STANLEY    MORGAN STANLEY       PIMCO            PIMCO            PIMCO              PIMCO          MICRO-CAP
      UIF EMERGING     UIF U.S. REAL    LOW DURATION--   REAL RETURN--    TOTAL RETURN--   U.S. GOVERNMENT--   PORTFOLIO--
    MARKETS EQUITY--      ESTATE--      ADMINISTRATIVE   ADMINISTRATIVE   ADMINISTRATIVE    ADMINISTRATIVE     INVESTMENT
        CLASS I           CLASS I        CLASS SHARES     CLASS SHARES     CLASS SHARES      CLASS SHARES         CLASS
    ----------------------------------------------------------------------------------------------------------------------
        $  1,161          $  8,358         $    138         $  1,035          $ 11,628         $     42         $  1,110
             322             2,530               21              551             6,425              585               91

--------------------------------------------------------------------------------

                                             ROYCE
                                           SMALL-CAP       T. ROWE PRICE
                                          PORTFOLIO--        BLUE CHIP       T. ROWE PRICE     T. ROWE PRICE
                                          INVESTMENT          GROWTH         EQUITY INCOME       INDEX 500
                                             CLASS           PORTFOLIO         PORTFOLIO         PORTFOLIO
                                        ---------------------------------------------------------------------
Number of shares......................          243               664               798                32
Identified cost.......................     $  2,579          $  6,669          $ 18,930          $    337



                                             ROYCE
                                           SMALL-CAP       T. ROWE PRICE
                                          PORTFOLIO--        BLUE CHIP       T. ROWE PRICE     T. ROWE PRICE
                                          INVESTMENT          GROWTH         EQUITY INCOME       INDEX 500
                                             CLASS           PORTFOLIO         PORTFOLIO         PORTFOLIO
                                        ---------------------------------------------------------------------
Purchases.............................     $  1,155          $  1,995          $  7,237          $     11
Proceeds from sales...................           59             2,408             2,469                13

Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                                   VAN ECK
                                                                T. ROWE           WORLDWIDE
        T. ROWE           T. ROWE           T. ROWE              PRICE            ABSOLUTE
         PRICE             PRICE             PRICE         PERSONAL STRATEGY      RETURN--
     INTERNATIONAL     LIMITED-TERM       NEW AMERICA          BALANCED         INITIAL CLASS
    STOCK PORTFOLIO   BOND PORTFOLIO    GROWTH PORTFOLIO       PORTFOLIO           SHARES
    ------------------------------------------------------------------------------------------
             86               249                 59                 530                27
       $  1,359          $  1,215           $  1,228            $ 10,497          $    281



                                                                                   VAN ECK
                                                                T. ROWE           WORLDWIDE
        T. ROWE           T. ROWE           T. ROWE              PRICE            ABSOLUTE
         PRICE             PRICE             PRICE         PERSONAL STRATEGY      RETURN--
     INTERNATIONAL     LIMITED-TERM       NEW AMERICA          BALANCED         INITIAL CLASS
    STOCK PORTFOLIO   BOND PORTFOLIO    GROWTH PORTFOLIO       PORTFOLIO           SHARES
    ------------------------------------------------------------------------------------------
       $    352          $    660           $    325            $  4,238          $     49
             84               410                373              13,729                 2

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts certain charges from all premiums received for CSVUL, CESVUL2, CESVUL3, CESVUL4 and CESVUL5 policies. On CSVUL policies, a sales expense charge of 2.25% is deducted to compensate NYLIAC for expenses associated with selling the policies. This charge may increase in the future, but will never exceed 4.5%. A state premium tax charge of 2% is deducted. This charge may increase consistent with changes in the applicable tax law. A federal tax charge of 1.25% is also deducted, this charge may also increase consistent with changes in the applicable tax law.

  On CESVUL2 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

  On CESVUL3 and CESVUL4 policies, we deduct 2.00% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges up to the Target Premium and 1.75% and 1.25%, respectively, for premiums in excess of the Target Premium and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 10.75% from any premium paid up to the Target Premium. (2) During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

  On CESVUL5 policies, we deduct 2.00% and 1.25% from each premium paid in years one through seven and 1.50% and 1.00% in years eight and beyond for state tax charges and federal tax charges, respectively. Also deducted is a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 14.00% from any premium paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.00% plus state and federal charges from any additional premiums paid in this Policy Year. (2) During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (3) During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (4) During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

  On CSVUL, CESVUL2, CESVUL3 and CESVUL4 policies, NYLIAC deducts a monthly contract charge of $7.50, for CSVUL, $5.00 for CESVUL2 and $0 in year one and $5.00 in years two and beyond for all others, to compensate for costs incurred in providing administrative services including: premium collection, record-keeping and claims processing. On CSVUL3 and CSVUL4 policies, the monthly contract charge is deducted in policy years two and subsequent. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying statement of changes in net assets.

  On CSVUL policies, NYLIAC also assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by investment division from the policy's cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years 1-5 and declines

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

each year thereafter to a minimum of 6.5% in year nine. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying statement of changes in net assets.

  On CSVUL and CESVUL2 policies, CSVUL Separate Account-I is charged for mortality and expense risks assumed by NYLIAC. For CSVUL policies, these charges are made daily at an annual rate of .70% of the daily variable accumulation value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily variable accumulation value of each Investment Division. For CESVUL2 policies, in all years, it is expected that the charge will be an annual rate of .25% of the average daily variable accumulation value of each Investment Division's assets. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. For CESVUL3 and CESVUL4, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy year one, the mortality and expense charge deducted is .25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is .45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to .25%. For CESVUL5, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy years one through ten, the mortality and expense risk charge deducted is .50%. In Policy Years eleven and beyond, the mortality and expense risk charge deducted is reduced to 0.25%. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

CSVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the six months ended June 30, 2007 and the year ended December 31, 2006 were as follows:


                                                              MAINSTAY VP
                                          MAINSTAY VP           CAPITAL           MAINSTAY VP
                                            BOND--          APPRECIATION--           CASH
                                         INITIAL CLASS       INITIAL CLASS        MANAGEMENT
                                       -----------------   -----------------   -----------------
                                        2007      2006      2007      2006      2007      2006
                                       ---------------------------------------------------------
SERIES I POLICIES
Units issued.........................       --        40        --        95     1,714    12,887
Units redeemed.......................      (70)     (392)     (789)      (16)   (1,307)      (92)
                                       -------   -------   -------   -------   -------   -------
  Net increase (decrease)............      (70)     (352)     (789)       79       407    12,795
                                       =======   =======   =======   =======   =======   =======
SERIES II POLICIES
Units issued.........................       --        --        --        --        14     5,004
Units redeemed.......................       --        --        --        --       (61)   (6,237)
                                       -------   -------   -------   -------   -------   -------
  Net increase (decrease)............       --        --        --        --       (47)   (1,233)
                                       =======   =======   =======   =======   =======   =======
SERIES III POLICIES
Units issued.........................       32        51       199     1,241    47,178    61,091
Units redeemed.......................       (1)      (81)       (4)   (1,036)     (463)  (56,372)
                                       -------   -------   -------   -------   -------   -------
  Net increase (decrease)............       31       (30)      195       205    46,715     4,719
                                       =======   =======   =======   =======   =======   =======


                                            MAINSTAY VP           MAINSTAY VP         MAINSTAY VP
                                       HIGH YIELD CORPORATE       ICAP SELECT          INCOME &
                                              BOND--               EQUITY--            GROWTH--
                                           INITIAL CLASS         INITIAL CLASS       INITIAL CLASS
                                       ---------------------   -----------------   -----------------
                                         2007        2006       2007      2006      2007      2006
                                       -------------------------------------------------------------
SERIES I POLICIES
Units issued.........................        --          29         --        (1)       --        --
Units redeemed.......................        --        (282)        --       (23)       --        --
                                        -------     -------    -------   -------   -------   -------
  Net increase (decrease)............        --        (253)        --       (24)       --        --
                                        =======     =======    =======   =======   =======   =======
SERIES II POLICIES
Units issued.........................         5           2         --        --        --        --
Units redeemed.......................        --          --         --        (4)       --        --
                                        -------     -------    -------   -------   -------   -------
  Net increase (decrease)............         5           2         --        (4)       --        --
                                        =======     =======    =======   =======   =======   =======
SERIES III POLICIES
Units issued.........................       415         259         --        --        --         4
Units redeemed.......................        (3)         (3)       (15)       (4)      (73)       (9)
                                        -------     -------    -------   -------   -------   -------
  Net increase (decrease)............       412         256        (15)       (4)      (73)       (5)
                                        =======     =======    =======   =======   =======   =======

Not all Investment Divisions are available under all policies.

(a) For Series III policies, represents the period January 2006 (Commencement of Investments) through December 2006.
(b) For Series III policies, represents the period February 2006 (Commencement of Investments) through December 2006.
(c) For Series III policies, represents the period July 2006 (Commencement of Investments) through December 2006.
(d) For Series III policies, represents the period August 2006 (Commencement of Investments) through December 2006.
(e) For Series II policies, represents the period October 2006 (Commencement of Investments) through December 2006.
(f) For Series III policies, represents the period December 2006 (Commencement of Investments).
(g) For Series III policies, represents the period January 2007 (Commencement of Investments) through June 2007.
(h) For Series II policies, represents the period February 2007 (Commencement of Investments) through June 2007.
(i) For Series III policies, represents the period May 2007 (Commencement of Investments) through June 2007.
(j) For Series III policies, represents the period June 2007 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



       MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
     COMMON STOCK--       CONVERTIBLE--      FLOATING RATE--      GOVERNMENT--
      INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
    -----------------   -----------------   -----------------   -----------------
     2007      2006      2007      2006      2007     2006(a)    2007      2006
    -----------------------------------------------------------------------------
          1        11        --        --        --       --         --         9
         (3)      (12)       --        --        --       --         --       (79)
    -------   -------   -------   -------   -------   -------   -------   -------
         (2)       (1)       --        --        --       --         --       (70)
    =======   =======   =======   =======   =======   =======   =======   =======
         --         1        --         4        --       --         --         1
        (15)      (29)       --        --        --       --         --        (6)
    -------   -------   -------   -------   -------   -------   -------   -------
        (15)      (28)       --         4        --       --         --        (5)
    =======   =======   =======   =======   =======   =======   =======   =======
         51         9         6         8        18       33         16        21
         --        --        (4)      (25)       (1)      --         --        (1)
    -------   -------   -------   -------   -------   -------   -------   -------
         51         9         2       (17)       17       33         16        20
    =======   =======   =======   =======   =======   =======   =======   =======


       MAINSTAY VP
      INTERNATIONAL         MAINSTAY VP          MAINSTAY VP         MAINSTAY VP
        EQUITY--        LARGE CAP GROWTH--     MID CAP CORE--     MID CAP GROWTH--
      INITIAL CLASS        INITIAL CLASS        INITIAL CLASS       INITIAL CLASS
    -----------------   -------------------   -----------------   -----------------
     2007      2006       2007       2006      2007      2006      2007      2006
    -------------------------------------------------------------------------------
          1        84        --         --         --        --        --        --
     (1,391)      (92)       --        (32)        --        --        --        --
    -------   -------   -------    -------    -------   -------   -------   -------
     (1,390)       (8)       --        (32)        --        --        --        --
    =======   =======   =======    =======    =======   =======   =======   =======
         --        13        --         --         --        --        --        --
         (7)      (10)       (6)        --         (6)      (10)       --        --
    -------   -------   -------    -------    -------   -------   -------   -------
         (7)        3        (6)        --         (6)      (10)       --        --
    =======   =======   =======    =======    =======   =======   =======   =======
        151       875        --          2          7     1,162        28       632
        (25)      (11)       --         (2)       (96)       (4)     (127)       (3)
    -------   -------   -------    -------    -------   -------   -------   -------
        126       864        --         --        (89)    1,158       (99)      629
    =======   =======   =======    =======    =======   =======   =======   =======

--------------------------------------------------------------------------------



                                          MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
                                        MID CAP VALUE--     S&P 500 INDEX--    SMALL CAP GROWTH--
                                         INITIAL CLASS       INITIAL CLASS        INITIAL CLASS
                                       -----------------   -----------------   -------------------
                                        2007      2006      2007      2006       2007       2006
                                       -----------------------------------------------------------
SERIES I POLICIES
Units issued.........................       --        --     1,705        78        --         --
Units redeemed.......................       --        --      (200)     (484)       --         --
                                       -------   -------   -------   -------   -------    -------
  Net increase (decrease)............       --        --     1,505      (406)       --         --
                                       =======   =======   =======   =======   =======    =======
SERIES II POLICIES
Units issued.........................       --        --        --        14        --         --
Units redeemed.......................      (12)      (22)       (1)       (1)       --         --
                                       -------   -------   -------   -------   -------    -------
  Net increase (decrease)............      (12)      (22)       (1)       13        --         --
                                       =======   =======   =======   =======   =======    =======
SERIES III POLICIES
Units issued.........................       19        10        60       368        --        397
Units redeemed.......................       --        (9)      (64)      (18)      (57)        (2)
                                       -------   -------   -------   -------   -------    -------
  Net increase (decrease)............       19         1        (4)      350       (57)       395
                                       =======   =======   =======   =======   =======    =======


                                        ALGER AMERICAN      ALGER AMERICAN     AMERICAN CENTURY(R)
                                           LEVERAGED             SMALL                 VP
                                           ALLCAP--        CAPITALIZATION--          VALUE--
                                        CLASS O SHARES      CLASS O SHARES          CLASS II
                                       -----------------   -----------------   -------------------
                                        2007      2006      2007      2006       2007       2006
                                       -----------------------------------------------------------
SERIES I POLICIES
Units issued.........................       --        --        --        --        --         --
Units redeemed.......................       --        --        --        --        --         --
                                       -------   -------   -------   -------   -------    -------
  Net increase (decrease)............       --        --        --        --        --         --
                                       =======   =======   =======   =======   =======    =======
SERIES II POLICIES
Units issued.........................       --        --        --        --        --         11
Units redeemed.......................       --        --        --        --        --         --
                                       -------   -------   -------   -------   -------    -------
  Net increase (decrease)............       --        --        --        --        --         11
                                       =======   =======   =======   =======   =======    =======
SERIES III POLICIES
Units issued.........................       --         8        23       121        58         17
Units redeemed.......................       (7)       --        (4)       (5)       (1)        (6)
                                       -------   -------   -------   -------   -------    -------
  Net increase (decrease)............       (7)        8        19       116        57         11
                                       =======   =======   =======   =======   =======    =======

Not all Investment Divisions are available under all policies.

(a) For Series III policies, represents the period January 2006 (Commencement of Investments) through December 2006.
(b) For Series III policies, represents the period February 2006 (Commencement of Investments) through December 2006.
(c) For Series III policies, represents the period July 2006 (Commencement of Investments) through December 2006.
(d) For Series III policies, represents the period August 2006 (Commencement of Investments) through December 2006.
(e) For Series II policies, represents the period October 2006 (Commencement of Investments) through December 2006.
(f) For Series III policies, represents the period December 2006 (Commencement of Investments).
(g) For Series III policies, represents the period January 2007 (Commencement of Investments) through June 2007.
(h) For Series II policies, represents the period February 2007 (Commencement of Investments) through June 2007.
(i) For Series III policies, represents the period May 2007 (Commencement of Investments) through June 2007.
(j) For Series III policies, represents the period June 2007 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                                                 A I M V.I.           A I M V.I.
       MAINSTAY VP         MAINSTAY VP          GLOBAL REAL          INTERNATIONAL
     TOTAL RETURN--          VALUE--           ESTATE FUND--         GROWTH FUND--
      INITIAL CLASS       INITIAL CLASS       SERIES I SHARES       SERIES I SHARES
    -----------------   -----------------   --------------------   -----------------
     2007      2006      2007      2006      2007     2006(c)(e)    2007     2006(c)
    --------------------------------------------------------------------------------
        929        92        --       162        --         --          --        --
         (4)       (7)      (17)       (3)       --         --          --        --
    -------   -------   -------   -------   -------    -------     -------   -------
        925        85       (17)      159        --         --          --        --
    =======   =======   =======   =======   =======    =======     =======   =======
         --        --        --        --         4          7          --        --
         --        --       (21)      (45)       --         --          --        --
    -------   -------   -------   -------   -------    -------     -------   -------
         --        --       (21)      (45)        4          7          --        --
    =======   =======   =======   =======   =======    =======     =======   =======
         --        --        47       928        33        445          47         3
         --        --        (3)     (171)     (402)        --          --        --
    -------   -------   -------   -------   -------    -------     -------   -------
         --        --        44       757      (369)       445          47         3
    =======   =======   =======   =======   =======    =======     =======   =======


     AMERICAN FUNDS     AMERICAN FUNDS                        AMERICAN FUNDS   AMERICAN FUNDS
    ASSET ALLOCATION     GLOBAL SMALL      AMERICAN FUNDS     GROWTH-INCOME    INTERNATIONAL
         FUND--        CAPITALIZATION--     GROWTH FUND--         FUND--           FUND--
     CLASS 2 SHARES     CLASS 2 SHARES     CLASS 2 SHARES     CLASS 2 SHARES   CLASS 2 SHARES
    ----------------   ----------------   -----------------   --------------   --------------
        2007(g)            2007(g)         2007     2006(f)      2007(i)         2007(g)(h)
    -----------------------------------------------------------------------------------------
              --                --             --       --            --               --
              --                --             --       --            --               --
         -------           -------        -------   -------      -------          -------
              --                --             --       --            --               --
         =======           =======        =======   =======      =======          =======
              --                --             --       --            --               10
              --                --             --       --            --               --
         -------           -------        -------   -------      -------          -------
              --                --             --       --            --               10
         =======           =======        =======   =======      =======          =======
              16                36            111        1             2              145
              --                --             (1)      --            --               --
         -------           -------        -------   -------      -------          -------
              16                36            110        1             2              145
         =======           =======        =======   =======      =======          =======

--------------------------------------------------------------------------------



                                                                                     DELAWARE VIP
                                                                                 INTERNATIONAL VALUE
                                       CVS CALVERT SOCIAL       DAVIS VALUE        EQUITY SERIES--
                                       BALANCED PORTFOLIO        PORTFOLIO          STANDARD CLASS
                                       -------------------   -----------------   --------------------
                                         2007       2006      2007      2006           2007(g)
                                       --------------------------------------------------------------
SERIES I POLICIES
Units issued.........................       --         --         --        --              --
Units redeemed.......................       --         (1)        --        --              --
                                       -------    -------    -------   -------         -------
  Net increase (decrease)............       --         (1)        --        --              --
                                       =======    =======    =======   =======         =======
SERIES II POLICIES
Units issued.........................       --         --         --         5              --
Units redeemed.......................       --         --        (13)       --              --
                                       -------    -------    -------   -------         -------
  Net increase (decrease)............       --         --        (13)        5              --
                                       =======    =======    =======   =======         =======
SERIES III POLICIES
Units issued.........................       --          8         98        16              36
Units redeemed.......................       (1)       (82)        (1)       --              --
                                       -------    -------    -------   -------         -------
  Net increase (decrease)............       (1)       (74)        97        16              36
                                       =======    =======    =======   =======         =======


                                              DWS
                                           Small Cap        Fidelity(R) VIP     FIDELITY(R) VIP
                                          INDEX VIP--       CONTRAFUND(R)--     EQUITY-INCOME--
                                        CLASS A SHARES       INITIAL CLASS       INITIAL CLASS
                                       -----------------   -----------------   -----------------
                                        2007      2006      2007      2006      2007      2006
                                       ---------------------------------------------------------
SERIES I POLICIES
Units issued.........................       --        --        --        --        --        19
Units redeemed.......................       --        --        --       (17)       --      (180)
                                       -------   -------   -------   -------   -------   -------
  Net increase (decrease)............       --        --        --       (17)       --      (161)
                                       =======   =======   =======   =======   =======   =======
SERIES II POLICIES
Units issued.........................       --         1         1        14         1        --
Units redeemed.......................       --        (9)       --       (71)       --        (4)
                                       -------   -------   -------   -------   -------   -------
  Net increase (decrease)............       --        (8)        1       (57)        1        (4)
                                       =======   =======   =======   =======   =======   =======
SERIES III POLICIES
Units issued.........................       32     1,057       145       554       105       214
Units redeemed.......................     (584)       (7)      (18)      (17)      (37)      (11)
                                       -------   -------   -------   -------   -------   -------
  Net increase (decrease)............     (552)    1,050       127       537        68       203
                                       =======   =======   =======   =======   =======   =======

Not all Investment Divisions are available under all policies.

(a) For Series III policies, represents the period January 2006 (Commencement of Investments) through December 2006.
(b) For Series III policies, represents the period February 2006 (Commencement of Investments) through December 2006.
(c) For Series III policies, represents the period July 2006 (Commencement of Investments) through December 2006.
(d) For Series III policies, represents the period August 2006 (Commencement of Investments) through December 2006.
(e) For Series II policies, represents the period October 2006 (Commencement of Investments) through December 2006.
(f) For Series III policies, represents the period December 2006 (Commencement of Investments).
(g) For Series III policies, represents the period January 2007 (Commencement of Investments) through June 2007.
(h) For Series II policies, represents the period February 2007 (Commencement of Investments) through June 2007.
(i) For Series III policies, represents the period May 2007 (Commencement of Investments) through June 2007.
(j) For Series III policies, represents the period June 2007 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



       DREYFUS IP          DREYFUS VIF         DREYFUS VIF            DWS DREMAN
       TECHNOLOGY          DEVELOPING           EMERGING             SMALL MID CAP
        GROWTH--            LEADERS--           LEADERS--             VALUE VIP--
     INITIAL SHARES      INITIAL SHARES      INITIAL SHARES         CLASS A SHARES
    -----------------   -----------------   -----------------   -----------------------
     2007      2006      2007      2006      2007     2006(b)           2007(j)
    -----------------------------------------------------------------------------------
         --        --        --       --         --        --                --
         --        --        --       --         --        --                --
    -------   -------   -------   -------   -------   -------           -------
         --        --        --       --         --        --                --
    =======   =======   =======   =======   =======   =======           =======
         --        --        --        4         --        --                --
         --        --        --      (26)        --        --                --
    -------   -------   -------   -------   -------   -------           -------
         --        --        --      (22)        --        --                --
    =======   =======   =======   =======   =======   =======           =======
         14         5        --        3         --         2                --
         --        (2)       (1)      (7)        (2)       --                --
    -------   -------   -------   -------   -------   -------           -------
         14         3        (1)      (4)        (2)        2                --
    =======   =======   =======   =======   =======   =======           =======


     FIDELITY(R) VIP     FIDELITY(R) VIP     FIDELITY(R) VIP
      FREEDOM 2010        FREEDOM 2020        FREEDOM 2030       FIDELITY(R) VIP
       PORTFOLIO--         PORTFOLIO--         PORTFOLIO--          GROWTH--
     INITIAL SHARES      INITIAL SHARES      INITIAL SHARES       INITIAL CLASS
    -----------------   -----------------   -----------------   -----------------
     2007      2006      2007      2006      2007     2006(d)    2007      2006
    -----------------------------------------------------------------------------
         --        --        --       --         --        --        --        --
         --        --        --       --         --        --        --        --
    -------   -------   -------   -------   -------   -------   -------   -------
         --        --        --       --         --        --        --        --
    =======   =======   =======   =======   =======   =======   =======   =======
         --        --         2       --         --        --        --         4
         --        --        --       --         --        --        --       (29)
    -------   -------   -------   -------   -------   -------   -------   -------
         --        --         2       --         --        --        --       (25)
    =======   =======   =======   =======   =======   =======   =======   =======
         34        --        25        8         45        21        20        59
        (16)       (6)       --       --         --        --        (2)     (174)
    -------   -------   -------   -------   -------   -------   -------   -------
         18        (6)       25        8         45        21        18      (115)
    =======   =======   =======   =======   =======   =======   =======   =======

--------------------------------------------------------------------------------



                                                            FIDELITY(R) VIP
                                        FIDELITY(R) VIP       INVESTMENT        FIDELITY(R) VIP
                                          INDEX 500--        GRADE BOND--          MID-CAP--
                                         INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
                                       -----------------   -----------------   -----------------
                                        2007      2006      2007      2006      2007      2006
                                       ---------------------------------------------------------
SERIES I POLICIES
Units issued.........................       --        --        --        --        --        --
Units redeemed.......................       --        --        --        --        --        --
                                       -------   -------   -------   -------   -------   -------
  Net increase (decrease)............       --        --        --        --        --        --
                                       =======   =======   =======   =======   =======   =======
SERIES II POLICIES
Units issued.........................       10        20        --        38         1        22
Units redeemed.......................       (1)       (1)       (6)       (2)       (1)       (3)
                                       -------   -------   -------   -------   -------   -------
  Net increase (decrease)............        9        19        (6)       36        --        19
                                       =======   =======   =======   =======   =======   =======
SERIES III POLICIES
Units issued.........................      388       704       153       112       116       408
Units redeemed.......................     (112)      (36)      (58)       (4)      (11)      (14)
                                       -------   -------   -------   -------   -------   -------
  Net increase (decrease)............      276       668        95       108       105       394
                                       =======   =======   =======   =======   =======   =======

                                          JANUS ASPEN          JANUS ASPEN
                                            SERIES               SERIES               LAZARD
                                       MID CAP GROWTH--    WORLDWIDE GROWTH--       RETIREMENT
                                         INSTITUTIONAL        INSTITUTIONAL        INTERNATIONAL
                                            SHARES               SHARES          EQUITY PORTFOLIO
                                       -----------------   -------------------   -----------------
                                        2007      2006       2007       2006     2007(h)    2006
                                       -----------------------------------------------------------
SERIES I POLICIES
Units issued.........................       --        --        --          5         --        --
Units redeemed.......................       --        --        (1)        (9)        --        --
                                       -------   -------   -------    -------    -------   -------
  Net increase (decrease)............       --        --        (1)        (4)        --        --
                                       =======   =======   =======    =======    =======   =======
SERIES II POLICIES
Units issued.........................       --        --        --          3         13        --
Units redeemed.......................       --        --        --        (12)        (1)       --
                                       -------   -------   -------    -------    -------   -------
  Net increase (decrease)............       --        --        --         (9)        12        --
                                       =======   =======   =======    =======    =======   =======
SERIES III POLICIES
Units issued.........................       76       101         2         11         28       173
Units redeemed.......................      (26)       (7)       (1)        (6)        (1)       (3)
                                       -------   -------   -------    -------    -------   -------
  Net increase (decrease)............       50        94         1          5         27       170
                                       =======   =======   =======    =======    =======   =======

Not all Investment Divisions are available under all policies.

(a) For Series III policies, represents the period January 2006 (Commencement of Investments) through December 2006.
(b) For Series III policies, represents the period February 2006 (Commencement of Investments) through December 2006.
(c) For Series III policies, represents the period July 2006 (Commencement of Investments) through December 2006.
(d) For Series III policies, represents the period August 2006 (Commencement of Investments) through December 2006.
(e) For Series II policies, represents the period October 2006 (Commencement of Investments) through December 2006.
(f) For Series III policies, represents the period December 2006 (Commencement of Investments).
(g) For Series III policies, represents the period January 2007 (Commencement of Investments) through June 2007.
(h) For Series II policies, represents the period February 2007 (Commencement of Investments) through June 2007.
(i) For Series III policies, represents the period May 2007 (Commencement of Investments) through June 2007.
(j) For Series III policies, represents the period June 2007 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                 JANUS ASPEN
                                                   SERIES            JANUS ASPEN
     FIDELITY(R) VIP      FIDELITY(R) VIP        BALANCED--        SERIES FORTY--
       OVERSEAS--       VALUE STRATEGIES--      INSTITUTIONAL       INSTITUTIONAL
      INITIAL CLASS       SERVICE CLASS 2          SHARES              SHARES
    -----------------   -------------------   -----------------   -----------------
     2007      2006       2007       2006      2007      2006      2007      2006
    -------------------------------------------------------------------------------
         --        --        --         --         --        18        --        --
         --        --        --         --         (7)     (201)       --        --
    -------   -------   -------    -------    -------   -------   -------   -------
         --        --        --         --         (7)     (183)       --        --
    =======   =======   =======    =======    =======   =======   =======   =======
         --        --        --         --          1        24        --        --
         --       (11)       --         --         (1)       (2)       --        --
    -------   -------   -------    -------    -------   -------   -------   -------
         --       (11)       --         --         --        22        --        --
    =======   =======   =======    =======    =======   =======   =======   =======
        113       637         4          8         81        54        51       337
       (147)      (14)       (1)        (1)        (4)      (12)       (2)       (3)
    -------   -------   -------    -------    -------   -------   -------   -------
        (34)      623         3          7         77        42        49       334
    =======   =======   =======    =======    =======   =======   =======   =======


       LORD ABBETT           LVIP BARON              MFS(R)              MFS(R)
      SERIES FUND--     GROWTH OPPORTUNITIES     INVESTORS TRUST      NEW DISCOVERY
      MID-CAP VALUE      FUND--SERVICE CLASS        SERIES--            SERIES--
        PORTFOLIO              SHARES             INITIAL CLASS       INITIAL CLASS
    -----------------   ---------------------   -----------------   -----------------
     2007      2006       2007        2006       2007      2006      2007      2006
    ---------------------------------------------------------------------------------
         --        --         --          --         --        --        --        --
         --        --         --          --         --        --        --        --
    -------   -------    -------     -------    -------   -------   -------   -------
         --        --         --          --         --        --        --        --
    =======   =======    =======     =======    =======   =======   =======   =======
         --         2         --           7         --        (1)       --        --
         --       (61)        --          --         --        --        --        --
    -------   -------    -------     -------    -------   -------   -------   -------
         --       (59)        --           7         --        (1)       --        --
    =======   =======    =======     =======    =======   =======   =======   =======
        117       302         83          55         --        --         1        15
       (183)     (100)        (1)         --         --        --        (1)      (71)
    -------   -------    -------     -------    -------   -------   -------   -------
        (66)      202         82          55         --        --        --       (56)
    =======   =======    =======     =======    =======   =======   =======   =======

--------------------------------------------------------------------------------



                                                            MORGAN STANLEY      MORGAN STANLEY
                                       MFS(R) UTILITIES      UIF EMERGING        UIF EMERGING
                                           SERIES--         MARKETS DEBT--     MARKETS EQUITY--
                                         INITIAL CLASS          CLASS I             CLASS I
                                       -----------------   -----------------   -----------------
                                        2007      2006      2007      2006      2007      2006
                                       ---------------------------------------------------------
SERIES I POLICIES
Units issued.........................       --        --        --        --         1        --
Units redeemed.......................       --        --        --        --        --        --
                                       -------   -------   -------   -------   -------   -------
  Net increase (decrease)............       --        --        --        --         1        --
                                       =======   =======   =======   =======   =======   =======
SERIES II POLICIES
Units issued.........................        9        --         1         3        --        --
Units redeemed.......................       --        (1)       --        --        (1)       (2)
                                       -------   -------   -------   -------   -------   -------
  Net increase (decrease)............        9        (1)        1         3        (1)       (2)
                                       =======   =======   =======   =======   =======   =======
SERIES III POLICIES
Units issued.........................       20        40        22        13        42        70
Units redeemed.......................       (1)       --        (4)       --        (1)       (2)
                                       -------   -------   -------   -------   -------   -------
  Net increase (decrease)............       19        40        18        13        41        68
                                       =======   =======   =======   =======   =======   =======

                                                                 ROYCE               ROYCE
                                             PIMCO             Micro-Cap           SMALL-CAP
                                       U.S. Government--      Portfolio--         PORTFOLIO--
                                        Administrative        Investment          INVESTMENT
                                         Class Shares            Class               CLASS
                                       -----------------   -----------------   -----------------
                                        2007     2006(c)    2007      2006      2007      2006
                                       ---------------------------------------------------------
SERIES I POLICIES
Units issued.........................       --       --         --        --        --        --
Units redeemed.......................       --       --         --        --        --        --
                                       -------   -------   -------   -------   -------   -------
  Net increase (decrease)............       --       --         --        --        --        --
                                       =======   =======   =======   =======   =======   =======
SERIES II POLICIES
Units issued.........................       --       --         --        14        --        --
Units redeemed.......................       --       --         --        --        --        --
                                       -------   -------   -------   -------   -------   -------
  Net increase (decrease)............       --       --         --        14        --        --
                                       =======   =======   =======   =======   =======   =======
SERIES III POLICIES
Units issued.........................        4       54         68        72        91       115
Units redeemed.......................      (54)      --         (2)       (8)       (2)       (1)
                                       -------   -------   -------   -------   -------   -------
  Net increase (decrease)............      (50)      54         66        64        89       114
                                       =======   =======   =======   =======   =======   =======

Not all Investment Divisions are available under all policies.

(a) For Series III policies, represents the period January 2006 (Commencement of Investments) through December 2006.
(b) For Series III policies, represents the period February 2006 (Commencement of Investments) through December 2006.
(c) For Series III policies, represents the period July 2006 (Commencement of Investments) through December 2006.
(d) For Series III policies, represents the period August 2006 (Commencement of Investments) through December 2006.
(e) For Series II policies, represents the period October 2006 (Commencement of Investments) through December 2006.
(f) For Series III policies, represents the period December 2006 (Commencement of Investments).
(g) For Series III policies, represents the period January 2007 (Commencement of Investments) through June 2007.
(h) For Series II policies, represents the period February 2007 (Commencement of Investments) through June 2007.
(i) For Series III policies, represents the period May 2007 (Commencement of Investments) through June 2007.
(j) For Series III policies, represents the period June 2007 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



     Morgan Stanley           PIMCO               PIMCO               PIMCO
        UIF U.S.         Low Duration--       REAL RETURN--      TOTAL RETURN--
      Real Estate--      Administrative      ADMINISTRATIVE      ADMINISTRATIVE
         Class I          Class Shares        CLASS SHARES        CLASS SHARES
    -----------------   -----------------   -----------------   -----------------
     2007      2006      2007      2006      2007      2006      2007      2006
    -----------------------------------------------------------------------------
         --        --        --        --        --        --        --        --
         --        --        --        --        --        --        --        --
    -------   -------   -------   -------   -------   -------   -------   -------
         --        --        --        --        --        --        --        --
    =======   =======   =======   =======   =======   =======   =======   =======
         --         2        --        --        --         1        --         1
         --       (18)       --       (23)       --        (5)       (7)      (15)
    -------   -------   -------   -------   -------   -------   -------   -------
         --       (16)       --       (23)       --        (4)       (7)      (14)
    =======   =======   =======   =======   =======   =======   =======   =======
        266       104        12        20        77       134       458       532
         (6)      (31)       (2)       (1)      (39)       (3)      (15)      (17)
    -------   -------   -------   -------   -------   -------   -------   -------
        260        73        10        19        38       131       443       515
    =======   =======   =======   =======   =======   =======   =======   =======


      T. ROWE PRICE       T. ROWE PRICE       T. ROWE PRICE        T. ROWE PRICE
    BLUE CHIP GROWTH      EQUITY INCOME         INDEX 500       INTERNATIONAL STOCK
        PORTFOLIO           PORTFOLIO           PORTFOLIO            PORTFOLIO
    -----------------   -----------------   -----------------   -------------------
     2007      2006      2007      2006      2007      2006       2007       2006
    -------------------------------------------------------------------------------
         --        --         1         9        --        --        --         --
         --        --        (2)       (3)       --        --        --         --
    -------   -------   -------   -------   -------   -------   -------    -------
         --        --        (1)        6        --        --        --         --
    =======   =======   =======   =======   =======   =======   =======    =======
         --         4         7        21        --        --        --          9
        (11)      (14)       (1)     (115)       --        --        --         (6)
    -------   -------   -------   -------   -------   -------   -------    -------
        (11)      (10)        6       (94)       --        --        --          3
    =======   =======   =======   =======   =======   =======   =======    =======
        145       161       353       308         1        27        21         57
       (163)     (288)      (48)     (101)       (1)       (1)       (4)       (28)
    -------   -------   -------   -------   -------   -------   -------    -------
        (18)     (127)      305       207        --        26        17         29
    =======   =======   =======   =======   =======   =======   =======    =======

--------------------------------------------------------------------------------



                                         T. ROWE PRICE       T. ROWE PRICE       T. ROWE PRICE
                                         LIMITED-TERM         NEW AMERICA      PERSONAL STRATEGY
                                             BOND               GROWTH             BALANCED
                                           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                       -----------------   -----------------   -----------------
                                        2007      2006      2007      2006      2007      2006
                                       ---------------------------------------------------------
SERIES I POLICIES
Units issued.........................       --        --        --        --        --        --
Units redeemed.......................       --        --        --        --        --        --
                                       -------   -------   -------   -------   -------   -------
  Net increase (decrease)............       --        --        --        --        --        --
                                       =======   =======   =======   =======   =======   =======
SERIES II POLICIES
Units issued.........................       --         2        --        17        --        --
Units redeemed.......................       --        (2)       (6)       --        --        --
                                       -------   -------   -------   -------   -------   -------
  Net increase (decrease)............       --        --        (6)       17        --        --
                                       =======   =======   =======   =======   =======   =======
SERIES III POLICIES
Units issued.........................       35        52        22        52       131       839
Units redeemed.......................      (14)       (2)      (19)       (7)     (842)      (12)
                                       -------   -------   -------   -------   -------   -------
  Net increase (decrease)............       21        50         3        45      (711)      827
                                       =======   =======   =======   =======   =======   =======

Not all Investment Divisions are available under all policies.

(a) For Series III policies, represents the period January 2006 (Commencement of Investments) through December 2006.
(b) For Series III policies, represents the period February 2006 (Commencement of Investments) through December 2006.
(c) For Series III policies, represents the period July 2006 (Commencement of Investments) through December 2006.
(d) For Series III policies, represents the period August 2006 (Commencement of Investments) through December 2006.
(e) For Series II policies, represents the period October 2006 (Commencement of Investments) through December 2006.
(f) For Series III policies, represents the period December 2006 (Commencement of Investments).
(g) For Series III policies, represents the period January 2007 (Commencement of Investments) through June 2007.
(h) For Series II policies, represents the period February 2007 (Commencement of Investments) through June 2007.
(i) For Series III policies, represents the period May 2007 (Commencement of Investments) through June 2007.
(j) For Series III policies, represents the period June 2007 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



           Van Eck
     Worldwide Absolute
          Return--
    Initial Class Shares
    ---------------------
      2007        2006
    ---------------------
          --          --
          --          --
     -------     -------
          --          --
     =======     =======
          --          --
          --          --
     -------     -------
          --          --
     =======     =======
           3          15
          --          --
     -------     -------
           3          15
     =======     =======

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

    The following table presents financial highlights for each Investment Division as of June 30, 2007, and December 31, 2006, 2005, 2004, 2003 and 2002:


                                                                      MAINSTAY VP
                                                                        BOND--
                                                                     INITIAL CLASS
                                            ---------------------------------------------------------------
                                              2007       2006       2005       2004       2003       2002
                                            ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................  $     16   $  1,080   $  6,193   $  4,973   $  3,967   $  3,330
Units Outstanding.........................         1         71        423        345        284        248
Variable Accumulation Unit Value..........  $  15.27   $  15.19   $  14.63   $  14.41   $  13.95   $  13.44
Total Return..............................      0.6%       3.8%       1.5%       3.4%       3.8%       8.7%
Investment Income Ratio...................        --       0.3%       3.5%       3.8%       4.2%       4.5%

SERIES II POLICIES (b)
Net Assets................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding.........................        --         --         --         --         --         --
Variable Accumulation Unit Value..........  $     --   $     --   $     --   $     --   $     --   $     --
Total Return..............................        --         --         --         --         --         --
Investment Income Ratio...................        --         --         --         --         --         --

SERIES III POLICIES (c)
Net Assets................................  $  1,526   $  1,177   $  1,441   $  1,163   $     --   $     --
Units Outstanding.........................       138        107        137        113         --         --
Variable Accumulation Unit Value..........  $  11.08   $  10.98   $  10.50   $  10.27   $     --   $     --
Total Return..............................      0.9%       4.5%       2.2%       2.7%         --         --
Investment Income Ratio...................        --       1.1%       2.8%       6.0%         --         --


                                                                      MAINSTAY VP
                                                                    COMMON STOCK--
                                                                     INITIAL CLASS
                                            ---------------------------------------------------------------
                                              2007       2006       2005       2004       2003       2002
                                            ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................  $    601   $    587   $    527   $  3,826   $ 30,953   $ 24,273
Units Outstanding.........................        39         41         42        329      2,932      2,885
Variable Accumulation Unit Value..........  $  15.42   $  14.38   $  12.43   $  11.63   $  10.56   $   8.41
Total Return..............................      7.2%      15.7%       6.9%      10.1%      25.5%     (24.8%)
Investment Income Ratio...................        --       0.6%       0.2%       0.2%       1.1%       0.9%

SERIES II POLICIES (b)
Net Assets................................  $110,887   $103,462   $ 89,437   $ 83,745   $    228   $    120
Units Outstanding.........................     6,169      6,184      6,212      6,248         19         12
Variable Accumulation Unit Value..........  $  17.97   $  16.73   $  14.40   $  13.40   $  12.12   $   9.61
Total Return..............................      7.4%      16.2%       7.4%      10.6%      26.1%      (3.9%)
Investment Income Ratio...................        --       0.6%       1.0%       9.1%       1.2%       7.3%

SERIES III POLICIES (c)
Net Assets................................  $    903   $    157   $     22   $      8   $     --   $     --
Units Outstanding.........................        62         11          2          1         --         --
Variable Accumulation Unit Value..........  $  14.61   $  13.59   $  11.67   $  10.83   $     --   $     --
Total Return..............................      7.6%      16.5%       7.7%       8.4%         --         --
Investment Income Ratio...................        --       1.1%       1.0%      14.2%         --         --

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                            MAINSTAY VP
                      CAPITAL APPRECIATION--
                           INITIAL CLASS
-------------------------------------------------------------------
      2007       2006       2005       2004       2003       2002
-------------------------------------------------------------------
    $    278   $  8,194   $  7,135   $  1,234   $ 21,393   $ 17,231
          25        814        735        137      2,453      2,492
    $  11.16   $  10.07   $   9.71   $   9.02   $   8.72   $   6.92
       10.8%       3.7%       7.7%       3.4%      26.1%     (31.3%)
          --       0.4%         --         --       0.2%       0.1%

    $     --   $     --   $     --   $     --   $     --   $     15
          --         --         --         --         --          2
    $     --   $     --   $     --   $     --   $  11.21   $   9.56
          --         --         --         --      17.2%      (4.4%)
          --         --         --         --         --       1.0%

    $ 18,877   $ 14,688   $ 11,758   $  7,441   $     --   $     --
       1,445      1,250      1,045        717         --         --
    $  13.06   $  11.75   $  11.25   $  10.38   $     --   $     --
       11.1%       4.4%       8.4%       3.8%         --         --
          --       0.4%         --       1.5%         --         --


                               MAINSTAY VP
                             CASH MANAGEMENT
---  ---------------------------------------------------------------
       2007       2006       2005       2004       2003       2002
---
     $ 17,009   $ 16,157   $    151   $    119   $    166   $    155
       13,327     12,920        125        101        141        132
     $   1.28   $   1.25   $   1.20   $   1.18   $   1.18   $    118
         2.1%       3.9%       2.2%       0.1%         --       0.9%
         4.8%       4.8%       2.9%       0.8%       0.7%       1.3%
     $    470   $    511   $  1,778   $  1,591   $  8,361   $  4,116
          421        468      1,701      1,563      8,265      4,085
     $   1.12   $   1.09   $   1.05   $   1.02   $   1.01   $   1.01
         2.3%       4.3%       2.7%       0.6%       0.4%       1.0%
         4.8%       4.5%       3.0%       2.1%       0.7%       1.3%
     $ 92,796   $ 39,142   $ 32,538   $ 13,693   $     --   $     --
       82,809     36,094     31,375     13,601         --         --
     $   1.11   $   1.08   $   1.04   $   1.01   $     --   $     --
         2.4%       4.6%       3.0%       0.7%         --         --
         4.5%       4.7%       1.1%       0.6%         --         --

                           MAINSTAY VP                             MAINSTAY VP
                          CONVERTIBLE--                          FLOATING RATE--
                          INITIAL CLASS                           INITIAL CLASS
    ---------------------------------------------------------   -----------------
     2007      2006      2005      2004      2003      2002      2007      2006
---------------------------------------------------------------------------------
    $     1   $     1   $     1   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --
    $ 13.39   $ 12.32   $ 11.23   $ 10.63   $ 10.09   $    --   $    --   $    --
       8.7%      9.6%      5.7%      5.4%      7.6%        --        --        --
         --      2.5%        --      2.5%     25.8%        --        --        --

    $   340   $   313   $   226   $   229   $   178   $     1   $    --   $    --
         21        21        17        18        15        --        --        --
    $ 16.18   $ 14.85   $ 13.48   $ 12.68   $ 11.98   $  9.82   $    --   $    --
       8.9%     10.1%      6.3%      5.8%     21.9%     (1.8%)       --        --
         --      2.7%      1.5%      5.9%     20.5%     32.0%        --        --

    $   154   $   116   $   292   $    --   $    --   $    --   $   540   $   344
         11         9        26        --        --        --        50        33
    $ 13.66   $ 12.52   $ 11.34   $ 10.42   $    --   $    --   $ 10.89   $ 10.55
       9.1%     10.4%      8.9%      4.2%        --        --      3.1%      5.5%
         --      0.9%      1.4%        --        --        --      6.2%      6.2%


                            MAINSTAY VP
                           GOVERNMENT--
                           INITIAL CLASS
     ---------------------------------------------------------
      2007      2006      2005      2004      2003      2002
---
     $    31   $    31   $ 1,020   $   898   $   767   $   650
           2         2        72        64        56        48
     $ 14.74   $ 14.69   $ 14.22   $ 13.99   $ 13.63   $ 13.47
        0.3%      3.3%      1.7%      2.6%      1.2%      9.1%
          --        --      3.1%      4.2%      4.7%      3.0%
     $    --   $    --   $    56   $    49   $    53   $    27
          --        --         5         5         5         3
     $ 11.14   $ 11.14   $ 10.96   $ 10.74   $ 10.42   $ 10.25
          --      1.6%      2.1%      3.1%      1.6%      2.5%
          --        --      3.3%      9.7%      5.3%     15.2%
     $   613   $   433   $   197   $    57   $    --   $    --
          55        39        19         6        --        --
     $ 11.13   $ 11.05   $ 10.62   $ 10.37   $    --   $    --
        0.7%      4.1%      2.4%      3.7%        --        --
          --      1.4%      3.4%     16.1%        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                         MAINSTAY VP
                                                                 HIGH YIELD CORPORATE BOND--
                                                                        INITIAL CLASS
                                               ---------------------------------------------------------------
                                                 2007       2006       2005       2004       2003       2002
                                               ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...................................  $    161   $    157   $  4,349   $  3,917   $  3,188   $  2,027
Units Outstanding............................         8          8        261        241        219        189
Variable Accumulation Unit Value.............  $  18.94   $  18.51   $  16.64   $  16.27   $  14.54   $  10.73
Total Return.................................      2.3%      11.2%       2.2%      11.9%      35.4%       1.3%
Investment Income Ratio......................        --       0.1%       6.0%       7.1%       7.5%      11.3%

SERIES II POLICIES (b)
Net Assets...................................  $    278   $    194   $    131   $     58   $     68   $     42
Units Outstanding............................        16         11          9          4          5          4
Variable Accumulation Unit Value.............  $  17.34   $  16.91   $  15.13   $  14.73   $  13.10   $   9.63
Total Return.................................      2.6%      11.8%       2.7%      12.4%      36.0%      (3.7%)
Investment Income Ratio......................        --       2.5%       7.7%      13.5%       7.8%      48.0%

SERIES III POLICIES (c)
Net Assets...................................  $ 12,338   $  5,915   $  2,391   $    391   $     --   $     --
Units Outstanding............................       880        468        212         36         --         --
Variable Accumulation Unit Value.............  $  12.97   $  12.63   $  11.27   $  10.95   $     --   $     --
Total Return.................................      2.7%      12.0%       2.9%       9.5%         --         --
Investment Income Ratio......................        --       2.7%       6.2%      24.4%         --         --


                                                                         MAINSTAY VP
                                                                   INTERNATIONAL EQUITY--
                                                                        INITIAL CLASS
                                               ---------------------------------------------------------------
                                                 2007       2006       2005       2004       2003       2002
                                               ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...................................  $ 44,478   $ 67,923   $ 52,190   $ 49,629   $ 16,086   $ 12,713
Units Outstanding............................     2,228      3,618      3,626      3,697      1,396      1,425
Variable Accumulation Unit Value.............  $  19.96   $  18.77   $  14.40   $  13.42   $  11.52   $   8.92
Total Return.................................      6.3%      30.4%       7.2%      16.5%      29.1%      (5.1%)
Investment Income Ratio......................        --       0.3%       1.7%       1.8%       1.9%       1.4%

SERIES II POLICIES (b)
Net Assets...................................  $  1,319   $  1,377   $  1,004   $    846   $    310   $     55
Units Outstanding............................        59         66         63         57         24          6
Variable Accumulation Unit Value.............  $  22.38   $  21.00   $  16.03   $  14.88   $  12.71   $   9.80
Total Return.................................      6.6%      31.0%       7.7%      17.1%      29.7%      (2.0%)
Investment Income Ratio......................        --       0.4%       1.5%       4.2%       5.3%      16.3%

SERIES III POLICIES (c)
Net Assets...................................  $ 26,792   $ 23,036   $  6,744   $  3,331   $     --   $     --
Units Outstanding............................     1,530      1,404        540        288         --         --
Variable Accumulation Unit Value.............  $  17.51   $  16.41   $  12.50   $  11.57   $     --   $     --
Total Return.................................      6.7%      31.3%       8.0%      15.7%         --         --
Investment Income Ratio......................        --       0.5%       1.8%       3.0%         --         --

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                              MAINSTAY VP
                         ICAP SELECT EQUITY--
                             INITIAL CLASS
    ---------------------------------------------------------------
      2007       2006       2005       2004       2003       2002
-------------------------------------------------------------------
    $    186   $    176   $    430   $    396   $    353   $    258
          12         12         36         34         34         31
    $  15.58   $  14.26   $  12.04   $  11.49   $  10.39   $   8.18
        9.3%      18.5%       4.7%      10.6%      27.1%     (23.4%)
          --       0.2%       1.0%       1.0%       0.8%       0.6%

    $     --   $     --   $     56   $     47   $     36   $     27
          --         --          4          3          3          3
    $     --   $  16.30   $  14.98   $  14.24   $  12.82   $  10.04
          --       8.8%       5.2%      11.1%      27.6%       0.4%
          --         --       1.0%       2.9%       0.8%       3.6%

    $      5   $      5   $    218   $     20   $     --   $     --
          --         15         19          2         --         --
    $  14.84   $  13.54   $  11.35   $  10.76   $     --   $     --
        9.6%      19.3%       5.4%       7.6%         --         --
          --       0.3%       1.8%       1.5%         --         --


                               MAINSTAY VP
                            INCOME & GROWTH--
                              INITIAL CLASS
     ---------------------------------------------------------------
       2007       2006       2005       2004       2003       2002
---
     $      1   $      1   $      1   $     --   $     --   $     --
           --         --         --         --         --         --
     $  12.96   $  12.06   $  10.39   $     --   $     --   $     --
         7.5%      16.1%       3.9%         --         --         --
           --       0.7%       3.0%         --         --         --
     $     --   $     --   $      5   $      4   $      4   $      2
           --         --         --         --         --         --
     $     --   $  12.46   $  12.48   $  11.95   $  10.63   $   8.28
           --      (0.1%)      4.4%      12.4%      28.4%     (17.2%)
           --         --       1.2%       4.8%       1.9%       1.9%
     $     21   $     22   $    932   $     49   $     --   $     --
            1         74         79          4         --         --
     $  14.88   $  13.80   $  11.81   $  11.28   $     --   $     --
         7.9%      16.9%       4.7%      12.8%         --         --
           --       0.6%       3.0%       4.2%         --         --

                              MAINSTAY VP
                          LARGE CAP GROWTH--
                             INITIAL CLASS
    ---------------------------------------------------------------
      2007       2006       2005       2004       2003       2002
-------------------------------------------------------------------
    $    104   $     97   $    281   $    254   $    252   $    178
          15         15         47         44         42         38
    $   7.04   $   6.39   $   6.00   $   5.79   $   5.97   $   4.69
       10.3%       6.5%       3.6%      (3.0%)     27.2%     (28.7%)
          --       0.1%         --       0.2%       0.2%       0.1%

    $     --   $     67   $     63   $     48   $    158   $     68
          --          6          6          5         16          9
    $     --   $  10.94   $  10.22   $   9.82   $  10.08   $   7.89
       (0.2%)      7.0%       4.1%      (2.6%)     27.7%     (21.1%)
          --       0.1%         --       0.2%       0.2%       0.4%

    $     31   $     28   $     31   $     14   $     --   $     --
           3          3          3          1         --         --
    $  12.15   $  10.98   $  10.24   $   9.81   $     --   $     --
       10.7%       7.2%       4.3%      (1.9%)        --         --
          --       0.1%         --       0.9%         --         --


                               MAINSTAY VP
                             MID CAP CORE--
                              INITIAL CLASS
     ---------------------------------------------------------------
       2007       2006       2005       2004       2003       2002
---
     $     --   $     --   $     --   $     --   $     --   $     --
           --         --         --         --         --         --
     $     --   $     --   $     --   $     --   $     --   $     --
           --         --         --         --         --         --
           --         --         --         --         --         --
     $ 51,654   $ 46,294   $ 40,564   $ 35,255   $     45   $     16
        2,170      2,176      2,186      2,196          3          2
     $  23.80   $  21.28   $  18.56   $  16.06   $  13.17   $   9.74
        11.8%      14.7%      15.6%      21.9%      35.2%      (2.6%)
           --         --       0.6%       3.2%       0.6%       2.7%
     $ 22,580   $ 21,564   $  2,931   $  2,792   $     --   $     --
        1,283      1,372        214        237         --         --
     $  17.60   $  15.71   $  13.67   $  11.80   $     --   $     --
        12.0%      15.0%      15.9%      18.0%         --         --
           --         --       0.5%       0.5%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                        MAINSTAY VP                                 MAINSTAY VP
                                                     MID CAP GROWTH--                             MID CAP VALUE--
                                                       INITIAL CLASS                               INITIAL CLASS
                                         -----------------------------------------   -----------------------------------------
                                           2007       2006       2005       2004       2007       2006       2005       2004
                                         -------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................  $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding......................        --         --         --         --         --         --         --         --
Variable Accumulation Unit Value.......  $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
Total Return...........................        --         --         --         --         --         --         --         --
Investment Income Ratio................        --         --         --         --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.............................  $     --   $     --   $     --   $     --   $ 71,455   $ 64,974   $ 57,377   $ 54,668
Units Outstanding......................        --         --         --         --      4,781      4,793      4,815      4,837
Variable Accumulation Unit Value.......  $     --   $     --   $     --   $     --   $  14.95   $  13.56   $  11.92   $  11.30
Total Return...........................        --         --         --         --      10.2%      13.8%       5.4%      13.0%
Investment Income Ratio................        --         --         --         --         --       0.1%       0.8%       5.3%

SERIES III POLICIES (c)
Net Assets.............................  $  9,733   $  9,851   $    466   $    144   $    504   $    221   $    182   $     12
Units Outstanding......................       564        663         34         12         36         17         16          1
Variable Accumulation Unit Value.......  $  17.25   $  14.85   $  13.60   $  11.61   $  14.11   $  12.78   $  11.21   $  10.60
Total Return...........................     16.1%       9.2%      17.1%      16.1%      10.4%      14.0%       5.7%       6.0%
Investment Income Ratio................        --         --         --         --         --       0.1%       2.0%       9.6%


                                                                   MAINSTAY VP
                                                                 TOTAL RETURN--
                                                                  INITIAL CLASS
                                         ---------------------------------------------------------------
                                           2007       2006       2005       2004       2003       2002
                                         ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................  $ 13,405   $  2,941   $  1,891   $  1,361   $  1,256   $    797
Units Outstanding......................     1,206        281        196        150        146        110
Variable Accumulation Unit Value.......  $  11.11   $  10.47   $   9.63   $   9.10   $   8.62   $   7.25
Total Return...........................      6.2%       8.7%       5.8%       5.6%      18.8%     (17.1%)
Investment Income Ratio................        --       0.9%       1.8%       1.8%       1.9%       2.6%

SERIES II POLICIES (b)
Net Assets.............................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding......................        --         --         --         --         --         --
Variable Accumulation Unit Value.......  $     --   $     --   $     --   $     --   $     --   $     --
Total Return...........................        --         --         --         --         --         --
Investment Income Ratio................        --         --         --         --         --         --

SERIES III POLICIES (c)
Net Assets.............................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding......................        --         --         --         --         --         --
Variable Accumulation Unit Value.......  $     --   $     --   $     --   $     --   $     --   $     --
Total Return...........................        --         --         --         --         --         --
Investment Income Ratio................        --         --         --         --         --         --

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                            S&P 500 INDEX--                                      SMALL CAP GROWTH--
                             INITIAL CLASS                                          INITIAL CLASS
    ---------------------------------------------------------------   -----------------------------------------
      2007       2006       2005       2004       2003       2002       2007       2006       2005       2004
---------------------------------------------------------------------------------------------------------------
    $162,192   $131,923   $119,908   $118,599   $ 93,168   $ 74,054   $     --   $     --   $     --   $     --
      11,190      9,685     10,091     10,385      8,951      9,057         --         --         --         --
    $  14.49   $  13.62   $  11.88   $  11.42   $  10.41   $   8.18   $     --   $     --   $     --   $     --
        6.4%      14.6%       4.1%       9.7%      27.3%     (22.8%)        --         --         --         --
          --       0.5%       1.2%       1.8%       1.4%       1.3%         --         --         --         --

    $    567   $    534   $    319   $    297   $    255   $     33   $     --   $     --   $     --   $     --
          38         39         26         26         24          4         --         --         --         --
    $  14.76   $  13.85   $  12.02   $  11.50   $  10.44   $   8.16   $     --   $     --   $     --   $     --
        6.6%      15.1%       4.5%      10.2%      27.9%     (18.4%)        --         --         --         --
          --       0.7%       1.2%       4.5%       4.3%       9.9%         --         --         --         --

    $ 23,956   $ 22,492   $ 15,506   $ 12,742   $     --   $     --   $  4,185   $  4,597   $     34   $      6
       1,712      1,716      1,366      1,176         --         --        341        398          3          1
    $  13.99   $  13.10   $  11.35   $  10.83   $     --   $     --   $  12.26   $  11.56   $  10.87   $  10.45
        6.8%      15.4%       4.8%       8.3%         --         --       6.1%       6.3%       4.1%       4.5%
          --       0.7%       1.2%       4.9%         --         --         --         --         --         --

                                                                           AIM V.I.              AIM V.I.
                            MAINSTAY VP                                   GLOBAL REAL          INTERNATIONAL
                              VALUE--                                    ESTATE FUND--         GROWTH FUND--
                           INITIAL CLASS                                SERIES I SHARES       SERIES I SHARES
-------------------------------------------------------------------   -------------------   -------------------
      2007       2006       2005       2004       2003       2002       2007       2006       2007       2006
    -----------------------------------------------------------------------------------------------------------
    $  3,509   $  3,500   $  1,143   $  2,868   $      2   $      1   $     --   $     --   $     --   $     --
         242        259        100        265         --         --         --         --         --         --
    $  14.50   $  13.49   $  11.43   $  10.83   $   9.80   $   7.75   $     --   $     --   $     --   $     --
        7.5%      18.1%       5.5%      10.5%      26.5%     (21.6%)        --         --         --         --
          --       0.6%       0.6%       1.9%       2.4%       2.0%         --         --         --         --

    $169,221   $157,522   $133,533   $126,588   $     59   $     40   $    122   $     75   $     --   $     --
       8,631      8,652      8,697      8,738          5          4         11          7         --         --
    $  19.61   $  18.21   $  15.35   $  14.49   $  13.05   $  10.27   $  10.94   $  11.06   $     --   $     --
        7.7%      18.6%       6.0%      11.0%      27.1%       2.7%      (1.1%)     10.6%         --         --
          --       0.4%       1.2%       7.4%       1.6%       9.6%         --       8.0%         --         --

    $ 13,678   $ 12,123   $  2,161   $    620   $     --   $     --   $    932   $  5,505   $    662   $     30
       1,004        960        203         62         --         --         76        445         50          3
    $  13.62   $  12.63   $  10.62   $  10.00   $     --   $     --   $  12.26   $  12.38   $  13.30   $  11.77
        7.8%      18.9%       6.2%         --         --         --      (1.0%)     23.8%      12.9%      16.7%
          --       0.5%       1.5%         --         --         --         --       4.0%         --       2.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                      ALGER AMERICAN
                                                    LEVERAGED ALLCAP--
                                                      CLASS O SHARES
                                         -----------------------------------------
                                           2007       2006       2005       2004
                                         -----------------------------------------
SERIES I POLICIES (a)
Net Assets.............................  $     --   $     --   $     --   $     --
Units Outstanding......................        --         --         --         --
Variable Accumulation Unit Value.......  $     --   $     --   $     --   $     --
Total Return...........................        --         --         --         --
Investment Income Ratio................        --         --         --         --

SERIES II POLICIES (b)
Net Assets.............................  $     --   $     --   $     --   $     --
Units Outstanding......................        --         --         --         --
Variable Accumulation Unit Value.......  $     --   $     --   $     --   $     --
Total Return...........................        --         --         --         --
Investment Income Ratio................        --         --         --         --

SERIES III POLICIES (c)
Net Assets.............................  $     44   $    144   $     27   $     13
Units Outstanding......................         3         10          2          1
Variable Accumulation Unit Value.......  $  16.35   $  14.22   $  11.92   $  10.42
Total Return...........................     15.0%      19.3%      14.4%       4.2%
Investment Income Ratio................        --         --         --         --

                                          AMERICAN FUNDS     AMERICAN FUNDS                          AMERICAN FUNDS
                                         ASSET ALLOCATION     GLOBAL SMALL       AMERICAN FUNDS      GROWTH-INCOME
                                              FUND--        CAPITALIZATION--      GROWTH FUND--          FUND--
                                          CLASS 2 SHARES     CLASS 2 SHARES      CLASS 2 SHARES      CLASS 2 SHARES
                                         ----------------   ----------------   -------------------   --------------
                                               2007               2007           2007       2006          2007
                                         --------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................      $     --           $     --       $     --   $     --      $     --
Units Outstanding......................            --                 --             --         --            --
Variable Accumulation Unit Value.......      $     --           $     --       $     --   $     --      $     --
Total Return...........................            --                 --             --         --            --
Investment Income Ratio................            --                 --             --         --            --

SERIES II POLICIES (b)
Net Assets.............................      $     --           $     --       $     --   $     --      $     --
Units Outstanding......................            --                 --             --         --            --
Variable Accumulation Unit Value.......      $     --           $     --       $     --   $     --      $     --
Total Return...........................            --                 --             --         --            --
Investment Income Ratio................            --                 --             --         --            --

SERIES III POLICIES (c)
Net Assets.............................      $    171           $    449       $  1,226   $      5      $     21
Units Outstanding......................            16                 36            111          1             2
Variable Accumulation Unit Value.......      $  10.83           $  12.35       $  11.01   $   9.96      $  10.12
Total Return...........................          8.3%              23.5%          10.6%      (0.4%)         1.2%
Investment Income Ratio................          0.8%               3.8%           1.0%         --          1.4%

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                            ALGER AMERICAN                                     AMERICAN CENTURY(R) VP
                        SMALL CAPITALIZATION--                                         VALUE--
                            CLASS O SHARES                                            CLASS II
    ---------------------------------------------------------------   -----------------------------------------
      2007       2006       2005       2004       2003       2002       2007       2006       2005       2004
    -----------------------------------------------------------------------------------------------------------
    $     28   $     24   $     19   $    230   $    199   $     98   $     --   $     --   $     --   $     --
           2          2          2         25         25         17         --         --         --         --
    $  14.36   $  12.79   $  10.73   $   9.24   $   7.99   $   5.65   $     --   $     --   $     --   $     --
       12.3%      19.2%      16.1%      15.8%      41.4%     (26.7%)        --         --         --         --
          --         --         --         --         --         --         --         --         --         --

    $     --   $     --   $     --   $    115   $     72   $     --   $    370   $    349   $    173   $    112
          --         --         --          8          6         --         26         26         15         10
    $     --   $     --   $     --   $  14.26   $  12.27   $     --   $  14.36   $  13.52   $  11.44   $  10.94
          --         --         --      16.3%      22.7%         --       6.2%      18.2%       4.6%       9.4%
          --         --         --         --         --         --       2.8%       1.1%       0.7%         --

    $  2,511   $  1,950   $    189   $     59   $     --   $     --   $    993   $    227   $     70   $     --
         150        131         15          6         --         --         75         18          7         --
    $  16.75   $  14.86   $  12.38   $  10.59   $     --   $     --   $  13.12   $  12.34   $  10.41   $     --
       12.7%      20.1%      16.9%       5.9%         --         --       6.4%      18.5%       4.1%         --
          --         --         --         --         --         --       2.7%       0.6%       0.5%         --

    AMERICAN FUNDS
    INTERNATIONAL                              CVS CALVERT
        FUND--                               SOCIAL BALANCED                                    DAVIS VALUE
    CLASS 2 SHARES                              PORTFOLIO                                        PORTFOLIO
    --------------   ---------------------------------------------------------------   ------------------------------
         2007          2007       2006       2005       2004       2003       2002       2007       2006       2005
    -----------------------------------------------------------------------------------------------------------------
       $    --       $     --   $     --   $      7   $      7   $     27   $     25   $     --   $     --   $     --
            --             --         --          1          1          2          3         --         --         --
       $    --       $     --   $  12.64   $  12.42   $  11.84   $  11.01   $   9.29   $     --   $     --   $     --
            --             --       1.8%       4.9%       7.5%      18.5%     (12.8%)        --         --         --
            --             --         --       0.0%       1.2%       2.1%       4.7%         --         --         --

       $   112       $     --   $     --   $     --   $     --   $     --   $     --   $     --   $    143   $     82
            10             --         --         --         --         --         --         --         13          8
       $ 10.86       $     --   $     --   $     --   $     --   $     --   $     --   $  11.53   $  11.31   $   9.86
          8.6%             --         --         --         --         --         --       1.9%      14.7%      (1.4%)
          0.5%             --         --         --         --         --         --         --       0.6%      43.1%

       $ 1,614       $     16   $     22   $    865   $    402   $     --   $     --   $  1,523   $    315   $    118
           145              1          2         76         37         --         --        125         28         12
       $ 11.16       $  12.81   $  12.38   $  11.38   $  10.77   $     --   $     --   $  12.14   $  11.34   $   9.86
         11.6%           3.4%       8.8%       5.7%       7.7%         --         --       7.1%      15.0%      (1.4%)
          1.0%             --       0.3%       1.5%       6.4%         --         --         --       1.1%         --

        DELAWARE VIP
     INTERNATIONAL VALUE
       EQUITY SERIES--
       STANDARD CLASS
     -------------------
            2007
     -------------------
          $     --
                --
          $     --
                --
                --
          $     --
                --
          $     --
                --
                --
          $    407
                36
          $  11.22
             12.2%
              4.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                 DREYFUS IP
                                                            TECHNOLOGY GROWTH--
                                                               INITIAL SHARES
                                            ----------------------------------------------------
                                              2007       2006       2005       2004       2003
                                            ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding.........................        --         --         --         --         --
Variable Accumulation Unit Value..........  $     --   $     --   $     --   $     --   $     --
Total Return..............................        --         --         --         --         --
Investment Income Ratio...................        --         --         --         --         --

SERIES II POLICIES (b)
Net Assets................................  $     --   $     --   $     --   $     --   $      1
Units Outstanding.........................        --         --         --         --         --
Variable Accumulation Unit Value..........  $   9.86   $   9.86   $     --   $   9.79   $   9.90
Total Return..............................        --       0.7%         --      (1.1%)     (1.0%)
Investment Income Ratio...................        --         --         --         --         --

SERIES III POLICIES (c)
Net Assets................................  $    567   $    376   $    336   $    133   $     --
Units Outstanding.........................        50         36         33         14         --
Variable Accumulation Unit Value..........  $  11.26   $  10.50   $  10.07   $   9.70   $     --
Total Return..............................      7.2%       4.3%       3.8%      (3.0%)        --
Investment Income Ratio...................        --         --         --         --         --


                                                                    FIDELITY(R) VIP
                                                                    CONTRAFUND(R)--
                                                                     INITIAL CLASS
                                            ---------------------------------------------------------------
                                              2007       2006       2005       2004       2003       2002
                                            ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................  $    288   $    263   $    543   $    469   $    412   $    300
Units Outstanding.........................        13         13         30         30         31         27
Variable Accumulation Unit Value..........  $  21.60   $  19.88   $  17.92   $  15.44   $  13.46   $  10.55
Total Return..............................      8.6%      10.9%      16.1%      14.7%      27.6%     (10.0%)
Investment Income Ratio...................      0.1%       1.5%       0.3%       0.3%       0.5%       0.8%

SERIES II POLICIES (b)
Net Assets................................  $  1,347   $  1,227   $  1,994   $  1,573   $    839   $    152
Units Outstanding.........................        70         69        126        116         71         17
Variable Accumulation Unit Value..........  $  19.23   $  17.67   $  15.86   $  13.59   $  11.80   $   9.21
Total Return..............................      8.9%      11.4%      16.6%      15.2%      28.1%      (7.9%)
Investment Income Ratio...................      0.1%       1.2%       0.3%       0.7%       0.2%         --

SERIES III POLICIES (c)
Net Assets................................  $ 14,991   $ 11,897   $  3,687   $    514   $     --   $     --
Units Outstanding.........................       949        822        285         46         --         --
Variable Accumulation Unit Value..........  $  15.77   $  14.47   $  12.95   $  11.08   $     --   $     --
Total Return..............................      9.0%      11.7%      16.9%      10.8%         --         --
Investment Income Ratio...................      0.1%       1.5%       0.1%         --         --         --

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                                         DWS
                                                                   DREYFUS VIF       DREMAN SMALL
                           DREYFUS VIF                              EMERGING           MID CAP
                      DEVELOPING LEADERS--                          LEADERS--        VALUE VIP--
                         INITIAL SHARES                          INITIAL SHARES     CLASS A SHARES
    ---------------------------------------------------------   -----------------   --------------
     2007      2006      2005      2004      2003      2002      2007      2006          2007
    ----------------------------------------------------------------------------------------------
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --      $    --
         --        --        --        --        --        --        --        --           --
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --      $    --
         --        --        --        --        --        --        --        --           --
         --        --        --        --        --        --        --        --           --

    $    --   $    --   $   256   $   178   $   198   $    34   $    --   $    --      $    --
         --        --        22        16        20         4        --        --           --
    $ 10.90   $ 10.90   $ 11.66   $ 11.05   $  9.95   $  7.57   $    --   $    --      $    --
         --     (6.5%)     5.5%     11.1%     31.4%    (24.3%)       --        --           --
         --      0.6%        --      0.3%        --      0.1%        --        --           --

    $    23   $    35   $    75   $    22   $    --   $    --   $    --   $    18      $     4
          2         3         7         2        --        --        --         2           --
    $ 11.73   $ 11.30   $ 10.89   $ 10.29   $    --   $    --   $ 11.02   $ 10.81      $  9.99
       3.9%      3.7%      5.8%      2.9%        --        --      1.9%      8.1%        (0.1%)
       1.3%      0.5%        --      0.5%        --        --        --        --           --


                           DWS
                  SMALL CAP INDEX VIP--
                     CLASS A SHARES
     -----------------------------------------------
      2007      2006      2005      2004      2003
     -----------------------------------------------
     $    --   $    --   $    --   $    --   $    --
          --        --        --        --        --
     $    --   $    --   $    --   $    --   $    --
          --        --        --        --        --
          --        --        --        --        --
     $   108   $   102   $   188   $    73   $     1
           7         7        15         6        --
     $ 15.75   $ 14.85   $ 12.67   $ 12.18   $ 10.37
        6.1%     17.2%      4.0%     17.5%      3.7%
        1.7%      0.6%      0.7%      0.2%        --
     $18,467   $24,980   $ 8,970   $ 5,823   $    --
       1,264     1,816       766       519        --
     $ 14.61   $ 13.75   $ 11.70   $ 11.23   $    --
        6.2%     17.5%      4.3%     12.3%        --
        1.6%      0.4%      0.5%      0.1%        --

                                                                             FIDELITY(R) VIP
                            FIDELITY(R) VIP                                    FREEDOM 2010
                            EQUITY-INCOME--                                    PORTFOLIO--
                             INITIAL CLASS                                    INITIAL SHARES
    ---------------------------------------------------------------   ------------------------------
      2007       2006       2005       2004       2003       2002       2007       2006       2005
    ------------------------------------------------------------------------------------------------
    $     65   $     60   $  2,172   $  1,873   $  1,518   $    947   $     --   $     --   $     --
           4          4        165        149        134        108         --         --         --
    $  17.04   $  15.74   $  13.18   $  12.54   $  11.32   $   8.75   $     --   $     --   $     --
        8.3%      19.4%       5.1%      10.8%      29.4%     (17.5%)        --         --         --
        0.1%       2.5%       1.6%       1.6%       1.4%       1.8%         --         --         --

    $     12   $     --   $     58   $     49   $     38   $     43   $     --   $     --   $     --
           1         --          4          3          3          4         --         --         --
    $  18.45   $  16.97   $  15.69   $  14.86   $  13.35   $  10.77   $     --   $     --   $     --
        8.7%       8.2%       5.6%      11.3%      30.0%       2.7%         --         --         --
          --       2.5%       1.4%       3.8%       1.9%         --         --         --         --

    $  8,712   $  8,274   $  3,577   $  1,737   $     --   $     --   $    392   $    180   $    221
         582        514        311        160         --         --         34         16         22
    $  14.97   $  13.77   $  11.46   $  10.82   $     --   $     --   $  11.67   $  11.01   $  10.02
        8.7%      20.2%       5.9%       8.2%         --         --       6.1%       9.8%       0.2%
        0.1%       3.5%       0.8%         --         --         --         --       1.8%         --

            FIDELITY(R) VIP             FIDELITY(R) VIP
              FREEDOM 2020               FREEDOM 2030
              PORTFOLIO--                 PORTFOLIO--
             INITIAL SHARES             INITIAL SHARES
     ------------------------------   -------------------
       2007       2006       2005       2007       2006
     ----------------------------------------------------
     $     --   $     --   $     --   $     --   $     --
           --         --         --         --         --
     $     --   $     --   $     --   $     --   $     --
           --         --         --         --         --
           --         --         --         --         --
     $     18   $     --   $     --   $     --   $     --
            2         --         --         --         --
     $  10.76   $     --   $     --   $     --   $     --
         7.6%         --         --         --         --
           --         --         --         --         --
     $    500   $    177   $     83   $    805   $    230
           41         16          8         66         21
     $  12.07   $  11.19   $   9.99   $  12.07   $  11.04
         7.9%      12.0%      (0.1%)      9.3%      10.4%
           --       1.8%         --         --       4.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                    FIDELITY(R) VIP
                                                                       GROWTH--
                                                                     INITIAL CLASS
                                            ---------------------------------------------------------------
                                              2007       2006       2005       2004       2003       2002
                                            ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding.........................        --         --         --         --         --         --
Variable Accumulation Unit Value..........  $     --   $     --   $     --   $     --   $     --   $     --
Total Return..............................        --         --         --         --         --         --
Investment Income Ratio...................        --         --         --         --         --         --

SERIES II POLICIES (b)
Net Assets................................  $     79   $     71   $    339   $    270   $    208   $     15
Units Outstanding.........................         6          6         31         26         21          2
Variable Accumulation Unit Value..........  $  13.12   $  11.67   $  10.95   $  10.38   $  10.07   $   7.60
Total Return..............................     12.4%       6.6%       5.5%       3.1%      32.5%     (24.0%)
Investment Income Ratio...................      1.3%       0.6%       0.4%       0.7%       0.1%         --

SERIES III POLICIES (c)
Net Assets................................  $  3,128   $  2,568   $  3,613   $  1,636   $     --   $     --
Units Outstanding.........................       247        229        344        165         --         --
Variable Accumulation Unit Value..........  $  12.62   $  11.21   $  10.49   $   9.92   $     --   $     --
Total Return..............................     12.5%       6.9%       5.8%      (0.8%)        --         --
Investment Income Ratio...................      1.2%       0.6%       0.3%         --         --         --


                                                                   FIDELITY(R) VIP
                                                                      MID-CAP--
                                                                    INITIAL CLASS
                                           ---------------------------------------------------------------
                                             2007       2006       2005       2004       2003       2002
                                           ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets................................ $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding.........................       --         --         --         --         --         --
Variable Accumulation Unit Value.......... $     --   $     --   $     --   $     --   $     --   $     --
Total Return..............................       --         --         --         --         --         --
Investment Income Ratio...................       --         --         --         --         --         --

SERIES II POLICIES (b)
Net Assets................................ $  1,360   $  1,196   $    739   $    584   $    276   $     18
Units Outstanding.........................       61         61         42         39         23          2
Variable Accumulation Unit Value.......... $  22.16   $  19.74   $  17.56   $  14.88   $  11.95   $   8.64
Total Return..............................    12.2%      12.4%      18.0%      24.6%      38.3%     (13.6%)
Investment Income Ratio...................     0.9%       0.3%         --         --       0.1%         --

SERIES III POLICIES (c)
Net Assets................................ $ 21,191   $ 17,242   $  9,912   $  4,230   $     --   $     --
Units Outstanding.........................    1,220      1,115        721        365         --         --
Variable Accumulation Unit Value.......... $  17.37   $  15.46   $  13.72   $  11.59   $     --   $     --
Total Return..............................    12.4%      12.7%      18.3%      15.9%         --         --
Investment Income Ratio...................     0.9%       0.3%         --         --         --         --

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                            FIDELITY(R) VIP
                              INDEX 500--
                             INITIAL CLASS
    ---------------------------------------------------------------
      2007       2006       2005       2004       2003       2002
    ---------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
          --         --         --         --         --         --

    $  1,768   $  1,519   $  1,050   $    816   $    394   $     53
         103         94         75         61         33          6
    $  17.17   $  16.08   $  13.93   $  13.32   $  12.08   $   9.43
        6.8%      15.4%       4.6%      10.3%      28.1%      (5.7%)
        3.2%       1.3%       1.5%       2.8%       0.4%         --

    $ 32,452   $ 26,736   $ 15,576   $  5,552   $     --   $     --
       2,325      2,049      1,381        516         --         --
    $  13.95   $  13.04   $  11.27   $  10.75   $     --   $     --
        6.9%      15.7%       4.8%       7.5%         --         --
        3.2%       1.3%       0.7%         --         --         --


                             FIDELITY(R) VIP
                         INVESTMENT GRADE BOND--
                              INITIAL CLASS
     ---------------------------------------------------------------
       2007       2006       2005       2004       2003       2002
     ---------------------------------------------------------------
     $     --   $--......  $     --   $     --   $     --   $     --
           --         --         --         --         --         --
     $     --   $     --   $     --   $     --   $     --   $     --
           --         --         --         --         --         --
           --         --         --         --         --         --
     $  1,586   $  1,653   $  1,150   $    926   $    616   $    239
          125        131         95         78         54         22
     $  12.65   $  12.59   $  12.10   $  11.87   $  11.39   $  10.86
         0.5%       4.1%       1.9%       4.2%       4.9%       8.6%
         8.5%       3.4%       3.5%      11.0%       2.4%         --
     $  3,520   $  2,444   $  1,191   $    115   $     --   $     --
          316        221        113         11         --         --
     $  11.10   $  11.04   $  10.58   $  10.35   $     --   $     --
         0.6%       4.3%       2.2%       3.5%         --         --
         8.2%       2.8%       0.9%         --         --         --


                            FIDELITY(R) VIP                                        FIDELITY(R) VIP
                              OVERSEAS--                                         VALUE STRATEGIES--
                             INITIAL CLASS                                         SERVICE CLASS 2
    ---------------------------------------------------------------   -----------------------------------------
      2007       2006       2005       2004       2003       2002       2007       2006       2005       2004
    -----------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

    $     --   $     --   $    165   $     --   $     10   $      2   $     --   $     --   $     --   $     --
          --         --         11         --          1         --         --         --         --         --
    $  15.82   $  15.82   $  14.53   $  14.40   $  13.23   $   9.25   $     --   $     --   $     --   $     --
          --       8.9%       0.9%       8.9%      43.0%      (7.5%)        --         --         --         --
          --       1.4%         --       3.2%       0.4%         --         --         --         --         --

    $ 15,569   $ 14,042   $  4,129   $    705   $     --   $     --   $    338   $    255   $    129   $     27
         921        955        332         67         --         --         21         18         11          2
    $  16.62   $  14.70   $  12.45   $  10.46   $     --   $     --   $  16.29   $  14.12   $  12.17   $  11.88
       13.0%      18.1%      19.0%       4.6%         --         --      15.4%      16.0%       2.4%      18.8%
        2.9%       0.4%       0.2%         --         --         --       0.6%       0.3%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                    JANUS ASPEN
                                                                                 SERIES BALANCED--
                                                                               INSTITUTIONAL SHARES
                                                          ---------------------------------------------------------------
                                                            2007       2006       2005       2004       2003       2002
                                                          ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $ 10,020   $  9,579   $ 11,800   $ 11,571   $ 10,667   $  9,237
Units Outstanding.......................................       510        517        700        736        731        717
Variable Accumulation Unit Value........................  $  19.64   $  18.54   $  16.86   $  15.73   $  14.59   $  12.89
Total Return............................................      6.0%       9.9%       7.2%       7.8%      13.3%      (7.1%)
Investment Income Ratio.................................      2.9%       2.1%       2.3%       2.3%       2.2%       2.4%

SERIES II POLICIES (b)
Net Assets..............................................  $  1,721   $  1,623   $  1,201   $    998   $    594   $    328
Units Outstanding.......................................       119        119         97         87         56         35
Variable Accumulation Unit Value........................  $  14.49   $  13.64   $  12.35   $  11.47   $  10.60   $   9.32
Total Return............................................      6.2%      10.4%       7.7%       8.3%      13.8%      (6.8%)
Investment Income Ratio.................................      3.0%       2.3%       2.4%       7.8%       2.4%       8.3%

SERIES III POLICIES (c)
Net Assets..............................................  $  3,103   $  1,928   $  1,262   $    797   $     --   $     --
Units Outstanding.......................................       229        152        110         75         --         --
Variable Accumulation Unit Value........................  $  13.50   $  12.69   $  11.47   $  10.62   $     --   $     --
Total Return............................................      6.3%      10.7%       7.9%       6.2%         --         --
Investment Income Ratio.................................      3.1%       2.2%       1.7%       3.3%         --         --


                                                                       LAZARD
                                                           RETIREMENT INTERNATIONAL EQUITY
                                                                      PORTFOLIO
                                                          ---------------------------------
                                                            2007        2006        2005
                                                          ---------------------------------
SERIES I POLICIES (a)
Net Assets..............................................  $     --    $     --    $     --
Units Outstanding.......................................        --          --          --
Variable Accumulation Unit Value........................  $     --    $     --    $     --
Total Return............................................        --          --          --
Investment Income Ratio.................................        --          --          --

SERIES II POLICIES (b)
Net Assets..............................................  $    121    $     --    $     --
Units Outstanding.......................................        12          --          --
Variable Accumulation Unit Value........................  $  10.30    $     --    $     --
Total Return............................................      3.0%          --          --
Investment Income Ratio.................................        --          --          --

SERIES III POLICIES (c)
Net Assets..............................................  $  2,841    $  2,291    $     26
Units Outstanding.......................................       199         172           2
Variable Accumulation Unit Value........................  $  14.25    $  13.32    $  10.87
Total Return............................................      7.0%       22.5%        8.7%
Investment Income Ratio.................................        --        1.4%        1.0%

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

             JANUS ASPEN                            JANUS ASPEN
            SERIES FORTY--                    SERIES MID CAP GROWTH--
         INSTITUTIONAL SHARES                  INSTITUTIONAL SHARES
    ------------------------------   -----------------------------------------
      2007       2006       2005       2007       2006       2005       2004
    --------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --
          --         --         --         --         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --
          --         --         --         --         --         --         --

    $  5,115   $  4,077   $    307   $  6,668   $  5,191   $  3,388   $    638
         413        364         30        413        363        269         57
    $  12.39   $  11.19   $  10.24   $  16.13   $  14.29   $  12.58   $  11.20
       10.7%       9.3%       2.4%      12.9%      13.6%      12.3%      12.0%
        0.3%       0.5%       0.6%       0.2%         --         --         --


                               JANUS ASPEN
                        SERIES WORLDWIDE GROWTH--
                          INSTITUTIONAL SHARES
     ---------------------------------------------------------------
       2007       2006       2005       2004       2003       2002
     ---------------------------------------------------------------
     $    302   $    276   $    285   $    523   $    437   $    262
           20         21         25         48         42         31
     $  15.06   $  13.37   $  11.39   $  10.83   $  10.41   $   8.45
        12.6%      17.4%       5.1%       4.0%      23.1%     (26.0%)
         0.9%       1.7%       1.3%       1.1%       1.1%       0.9%
     $     --   $     --   $     96   $     63   $     30   $      1
           --         --          9          6          3         --
     $  10.53   $  10.53   $  10.79   $  10.21   $   9.77   $   7.90
           --      (2.4%)      5.6%       4.5%      23.7%     (21.0%)
           --       2.2%       1.5%       3.1%       1.4%       1.5%
     $    687   $    599   $    457   $    128   $     --   $     --
           50         49         44         13         --         --
     $  13.77   $  12.18   $  10.31   $   9.74   $     --   $     --
        13.0%      18.2%       5.9%      (2.6%)        --         --
         0.9%       2.0%       1.4%       1.4%         --         --

                              LORD ABBETT
                             SERIES FUND--                                  LVIP BARON GROWTH
                             MID-CAP VALUE                                 OPPORTUNITIES FUND--
                               PORTFOLIO                                   SERVICE CLASS SHARES
    ---------------------------------------------------------------   ------------------------------
      2007       2006       2005       2004       2003       2002       2007       2006       2005
    ------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --

    $    184   $    166   $  1,100   $  1,026   $    345   $      9   $     75   $     71   $     --
           9          9         68         69         29          1          7          7         --
    $  20.05   $  18.03   $  16.11   $  14.92   $  12.06   $   9.69   $  11.22   $  10.53   $     --
       11.2%      12.0%       8.0%      23.7%      24.4%      (3.1%)      6.5%       5.3%         --
          --       0.1%       0.5%       1.2%       1.5%       6.9%         --         --         --

    $ 12,227   $ 11,906   $  8,068   $  5,014   $     --   $     --   $  1,855   $    788   $    128
         780        846        644        433         --         --        150         68         13
    $  15.66   $  14.07   $  12.53   $  11.58   $     --   $     --   $  12.36   $  11.59   $  10.04
       11.3%      12.2%       8.2%      15.8%         --         --       6.6%      15.5%       0.4%
          --       0.6%       0.5%       1.1%         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                      MFS(R) INVESTORS
                                                                       TRUST SERIES--
                                                                        INITIAL CLASS
                                               ---------------------------------------------------------------
                                                 2007       2006       2005       2004       2003       2002
                                               ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding............................        --         --         --         --         --         --
Variable Accumulation Unit Value.............  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.................................        --         --         --         --         --         --
Investment Income Ratio......................        --         --         --         --         --         --

SERIES II POLICIES (b)
Net Assets...................................  $    206   $    194   $    176   $    169   $    109   $     47
Units Outstanding............................        12         12         13         13          9          5
Variable Accumulation Unit Value.............  $  16.68   $  15.54   $  13.79   $  12.88   $  11.60   $   9.52
Total Return.................................      7.3%      12.7%       7.0%      11.1%      21.8%      (4.8%)
Investment Income Ratio......................      1.7%       0.5%       0.5%       1.7%       0.5%         --

SERIES III POLICIES (c)
Net Assets...................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding............................        --         --         --         --         --         --
Variable Accumulation Unit Value.............  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.................................        --         --         --         --         --         --
Investment Income Ratio......................        --         --         --         --         --         --

                                                                       MORGAN STANLEY
                                                                UIF EMERGING MARKETS EQUITY--
                                                                           CLASS I
                                               ---------------------------------------------------------------
                                                 2007       2006       2005       2004       2003       2002
                                               ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...................................  $     68   $     56   $     40   $     29   $     31   $     20
Units Outstanding............................         3          2          2          2          3          3
Variable Accumulation Unit Value.............  $  27.09   $  23.19   $  17.03   $  12.81   $  10.48   $   7.05
Total Return.................................     16.8%      36.2%      32.9%      22.3%      48.6%      (9.5%)
Investment Income Ratio......................        --       0.8%       0.6%       0.7%         --         --

SERIES II POLICIES (b)
Net Assets...................................  $     84   $     78   $     86   $     --   $     --   $     --
Units Outstanding............................         4          5          7         --         --         --
Variable Accumulation Unit Value.............  $  19.48   $  16.65   $  12.17   $     --   $     --   $     --
Total Return.................................     17.1%      36.8%      21.7%         --         --         --
Investment Income Ratio......................        --       0.7%       0.5%         --         --         --

SERIES III POLICIES (c)
Net Assets...................................  $  4,917   $  3,353   $  1,428   $    481   $     --   $     --
Units Outstanding............................       205        164         96         43         --         --
Variable Accumulation Unit Value.............  $  23.97   $  20.45   $  14.91   $  11.14   $     --   $     --
Total Return.................................     17.2%      37.1%      33.9%      11.4%         --         --
Investment Income Ratio......................        --       0.8%       0.3%         --         --         --

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                   MFS(R)                                            MFS(R)
           NEW DISCOVERY SERIES--                              UTILITIES SERIES--
                INITIAL CLASS                                     INITIAL CLASS
    -------------------------------------   ---------------------------------------------------------
     2007      2006      2005      2004      2007      2006      2005      2004      2003      2002
    -------------------------------------------------------------------------------------------------
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --        --
         --        --        --        --        --        --        --        --        --        --

    $    --   $    --   $    --   $    --   $   140   $    --   $     8   $    --   $   224   $   169
         --        --        --        --         9        --         1        --        20        21
    $    --   $    --   $    --   $    --   $ 16.23   $ 13.64   $ 12.92   $ 11.75   $ 11.14   $  8.21
         --        --        --        --     19.0%      5.6%     10.0%      5.5%     35.6%    (17.9%)
         --        --        --        --      2.6%      4.3%        --      8.2%      2.3%      3.4%

    $     9   $    15   $   596   $   315   $ 1,089   $   621   $    15   $    --   $    --   $    --
          1         1        57        32        60        41         1        --        --        --
    $ 12.96   $ 11.84   $ 10.46   $  9.94   $ 17.92   $ 15.08   $ 11.49   $    --   $    --   $    --
       9.4%     13.2%      5.2%     (0.6%)    18.8%     31.3%     14.9%        --        --        --
         --        --        --        --      1.8%      0.4%        --        --        --        --


              MORGAN STANLEY UIF
            EMERGING MARKETS DEBT--
                    CLASS I
     -------------------------------------
      2007      2006      2005      2004
     -------------------------------------
     $    --   $    --   $    --   $    --
          --        --        --        --
     $    --   $    --   $    --   $    --
          --        --        --        --
          --        --        --        --
     $   125   $   116   $    64   $    --
          10         9         6        --
     $ 12.86   $ 12.52   $ 11.33   $    --
        2.7%     10.5%     13.3%        --
          --      8.1%      6.2%        --
     $   449   $   193   $    16   $    --
          32        14         1        --
     $ 13.84   $ 13.47   $ 12.15   $ 10.82
        2.8%     10.8%     12.3%      8.2%
          --     10.4%      6.6%     85.3%


                          MORGAN STANLEY UIF                                            PIMCO
                          U.S. REAL ESTATE--                                       LOW DURATION--
                                CLASS I                                      ADMINISTRATIVE CLASS SHARES
    ---------------------------------------------------------------   -----------------------------------------
      2007       2006       2005       2004       2003       2002       2007       2006       2005       2004
    -----------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

    $    363   $    378   $    594   $    952   $    658   $    221   $     --   $     --   $    228   $    152
          14         14         30         56         53         24         --         --         23         15
    $  26.16   $  27.09   $  19.67   $  16.85   $  12.38   $   9.03   $  10.12   $  10.12   $  10.08   $  10.00
       (3.4%)     37.7%      16.8%      36.1%      37.2%      (9.7%)        --       0.5%       0.8%         --
          --       0.7%       1.0%       4.6%         --       5.0%         --       3.9%       2.9%       5.5%

    $ 10,631   $  5,238   $  2,628   $    809   $     --   $     --   $    395   $    264   $     58   $     48
         497        237        164         59         --         --         35         25          6          5
    $  21.37   $  22.10   $  16.01   $  13.67   $     --   $     --   $  10.70   $  10.54   $  10.11   $  10.00
       (3.3%)     38.0%      17.1%      36.7%         --         --       1.6%       4.3%       1.0%         --
          --       1.1%       0.9%       1.9%         --         --       4.7%       4.1%       1.8%       1.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                    PIMCO
                                                                REAL RETURN--
                                                         ADMINISTRATIVE CLASS SHARES
                                                  -----------------------------------------
                                                    2007       2006       2005       2004
                                                  -----------------------------------------
SERIES I POLICIES (a)
Net Assets......................................  $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --
Investment Income Ratio.........................        --         --         --         --

SERIES II POLICIES (b)
Net Assets......................................  $     94   $     90   $    137   $     78
Units Outstanding...............................         9          9         13          8
Variable Accumulation Unit Value................  $  10.49   $  10.42   $  10.37   $  10.18
Total Return....................................      0.7%       0.5%       1.8%       1.8%
Investment Income Ratio.........................      4.8%       4.2%       2.9%       4.5%

SERIES III POLICIES (c)
Net Assets......................................  $  3,977   $  2,622   $  1,237   $     24
Units Outstanding...............................       288        250        119          2
Variable Accumulation Unit Value................  $  10.56   $  10.48   $  10.40   $  10.19
Total Return....................................      0.8%       0.7%       2.1%       1.9%
Investment Income Ratio.........................      4.7%       4.2%       3.1%       1.7%


                                                              ROYCE                              T. ROWE PRICE
                                                      SMALL-CAP PORTFOLIO--                    BLUE CHIP GROWTH
                                                         INVESTMENT CLASS                          PORTFOLIO
                                                  ------------------------------   -----------------------------------------
                                                    2007       2006       2005       2007       2006       2005       2004
                                                  --------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets......................................  $     --   $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --         --         --

SERIES II POLICIES (b)
Net Assets......................................  $     --   $     --   $     --   $     --   $    141   $    241   $    201
Units Outstanding...............................        --         --         --         --         11         21         19
Variable Accumulation Unit Value................  $  10.50   $  10.50   $     --   $  12.64   $  12.31   $  11.25   $  10.65
Total Return....................................        --       5.0%         --       2.7%       9.4%       5.7%       6.5%
Investment Income Ratio.........................        --         --         --         --       0.2%       0.1%       6.8%

SERIES III POLICIES (c)
Net Assets......................................  $  2,867   $  1,546   $    187   $  7,599   $  7,222   $  8,056   $  4,500
Units Outstanding...............................       221        132         18        549        567        694        411
Variable Accumulation Unit Value................  $  12.96   $  11.72   $  10.15   $  13.85   $  12.73   $  11.61   $  10.96
Total Return....................................     10.6%      15.4%       1.5%       8.7%       9.7%       5.9%       9.6%
Investment Income Ratio.........................        --       0.1%         --         --       0.3%       0.1%       2.3%

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                       PIMCO
                      PIMCO                      U.S. GOVERNMENT--                      ROYCE
                 TOTAL RETURN--                   ADMINISTRATIVE                MICRO-CAP PORTFOLIO--
           ADMINISTRATIVE CLASS SHARES             CLASS SHARES                   INVESTMENT CLASS
    -----------------------------------------   -------------------   -----------------------------------------
      2007       2006       2005       2004       2007       2006       2007       2006       2005       2004
    -----------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

    $     --   $     69   $    217   $     --   $     --   $     --   $    442   $    405   $    156   $     84
          --          7         21         --         --         --         27         27         13          8
    $  10.65   $  10.56   $  10.19   $     --   $     --   $     --   $  16.18   $  14.82   $  12.25   $  11.01
        0.9%       3.6%       1.9%         --         --         --       9.2%      20.9%      11.3%      10.1%
        4.7%       4.4%       3.7%         --         --         --         --       0.3%       0.7%         --

    $ 19,317   $ 14,366   $  8,384   $  3,027   $     38   $    579   $  2,971   $  1,722   $    642   $    211
       1,748      1,305        790        292          4         54        182        116         52         19
    $  11.05   $  11.01   $  10.60   $  10.35   $  10.61   $  10.64   $  16.29   $  14.90   $  12.29   $  11.01
        0.4%       3.8%       2.5%       3.5%      (0.3%)        --       9.3%      21.2%      11.6%      10.1%
        4.7%       4.3%       3.2%       2.1%       7.6%       4.0%         --       0.3%       0.6%         --


                             T. ROWE PRICE                                    T. ROWE PRICE
                             EQUITY INCOME                                      INDEX 500
                               PORTFOLIO                                        PORTFOLIO
    ---------------------------------------------------------------   ------------------------------
      2007       2006       2005       2004       2003       2002       2007       2006       2005
    ------------------------------------------------------------------------------------------------
    $    679   $    659   $    460   $    412   $    286   $    213   $     --   $     --   $     --
          37         38         32         29         23         21         --         --         --
    $  18.52   $  17.20   $  14.56   $  14.11   $  12.36   $   9.92   $     --   $     --   $     --
        7.7%      18.1%       3.2%      14.1%      24.6%     (13.7%)        --         --         --
        1.6%       1.7%       1.5%       1.6%       1.6%       1.6%         --         --         --

    $  1,905   $  1,681   $  2,588   $  2,044   $  1,668   $    703   $     --   $     --   $     --
         119        113        207        170        159         84         --         --         --
    $  15.99   $  14.81   $  12.48   $  12.04   $  10.50   $   8.39   $     --   $     --   $     --
        7.9%      18.7%       3.7%      14.6%      25.2%     (16.1%)        --         --         --
        1.6%       1.6%       1.6%       4.5%       1.9%       2.1%         --         --         --

    $ 18,462   $ 12,882   $  8,428   $  3,620   $     --   $     --   $    367   $    347   $     24
       1,239        934        727        325         --         --         28         28          2
    $  14.89   $  13.78   $  11.59   $  11.15   $     --   $     --   $  13.03   $  12.20   $  10.57
        8.1%      19.0%       3.9%      11.5%         --         --       6.8%      15.4%       5.7%
        1.6%       1.6%       1.4%       2.6%         --         --       1.6%       2.4%       2.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                T. ROWE PRICE
                                                             INTERNATIONAL STOCK
                                                                  PORTFOLIO
                                                  -----------------------------------------
                                                    2007       2006       2005       2004
                                                  -----------------------------------------
SERIES I POLICIES (a)
Net Assets......................................  $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --
Investment Income Ratio.........................        --         --         --         --

SERIES II POLICIES (b)
Net Assets......................................  $    407   $    377   $    275   $    117
Units Outstanding...............................        24         24         21         10
Variable Accumulation Unit Value................  $  16.77   $  15.50   $  13.04   $  11.27
Total Return....................................      8.2%      18.8%      15.7%      12.7%
Investment Income Ratio.........................        --       1.4%       1.8%       9.9%

SERIES III POLICIES (c)
Net Assets......................................  $  1,265   $    905   $    375   $    251
Units Outstanding...............................        75         58         29         22
Variable Accumulation Unit Value................  $  16.73   $  15.44   $  12.96   $  11.17
Total Return....................................      8.3%      19.1%      16.0%      11.7%
Investment Income Ratio.........................        --       0.9%       1.3%       2.7%


                                                                T. ROWE PRICE
                                                         PERSONAL STRATEGY BALANCED
                                                                  PORTFOLIO
                                                  -----------------------------------------
                                                    2007       2006       2005       2004
                                                  -----------------------------------------
SERIES I POLICIES (a)
Net Assets......................................  $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --
Investment Income Ratio.........................        --         --         --         --

SERIES II POLICIES (b)
Net Assets......................................  $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --
Investment Income Ratio.........................        --         --         --         --

SERIES III POLICIES (c)
Net Assets......................................  $ 11,173   $ 19,466   $  7,790   $  5,185
Units Outstanding...............................       786      1,497        670        475
Variable Accumulation Unit Value................  $  13.88   $  13.00   $  11.62   $  10.92
Total Return....................................      6.8%      11.9%       6.4%       9.2%
Investment Income Ratio.........................      1.9%       2.3%       1.6%       2.2%

Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                             T. ROWE PRICE                                          T. ROWE PRICE
                           LIMITED-TERM BOND                                     NEW AMERICA GROWTH
                               PORTFOLIO                                              PORTFOLIO
    ---------------------------------------------------------------   -----------------------------------------
      2007       2006       2005       2004       2003       2002       2007       2006       2007       2004
    -----------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

    $    102   $    101   $     93   $    200   $    134   $     33   $    245   $    295   $     75   $     --
           9          9          9         19         13          3         18         24          7         --
    $  11.42   $  11.22   $  10.80   $  10.64   $  10.55   $  10.15   $  13.32   $  12.22   $  10.64   $     --
        1.8%       3.8%       1.5%       0.9%       4.0%       1.5%       9.0%      14.9%       6.4%         --
        4.3%       4.0%       3.5%       9.2%       3.6%       4.5%         --       0.1%         --         --

    $  1,134   $    873   $    325   $     63   $     --   $     --   $  1,137   $  1,011   $    449   $     49
         103         82         32          6         --         --         90         87         42          5
    $  10.85   $  10.65   $  10.23   $  10.05   $     --   $     --   $  12.64   $  11.58   $  10.79   $  10.32
        2.0%       4.1%       1.8%       0.5%         --         --       9.2%       7.3%       4.5%       3.2%
        4.1%       3.8%       3.0%       4.6%         --         --         --       0.1%         --       0.3%


                     VAN ECK
           WORLDWIDE ABSOLUTE RETURN--
              INITIAL CLASS SHARES
    -----------------------------------------
      2007       2006       2005       2004
    -----------------------------------------
    $     --   $     --   $     --   $     --
          --         --         --         --
    $     --   $     --   $     --   $     --
          --         --         --         --
          --         --         --         --

    $     --   $     --   $     --   $     --
          --         --         --         --
    $     --   $     --   $     --   $     --
          --         --         --         --
          --         --         --         --

    $    303   $    244   $     75   $      9
          26         23          8          1
    $  11.66   $  10.79   $   9.93   $   9.91
        8.0%       8.7%       0.2%      (0.9%)
        1.4%         --         --         --

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

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